Filed with the Securities and Exchange Commission on May 1, 2000

                            Registration No. 333-71753

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6

                        POST-EFFECTIVE AMENDMENT NO 2 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.       Exact name of trust:       Variable Account II

B.       Name of depositor:         AIG Life Insurance Company

C.                Complete address of depositor's principal executive offices:
                  One Alico Plaza, 600 King Street, Wilmington, DE  19801

D.                Name and address of agent for service:
                  Kenneth D. Walma, Vice President and General Counsel One Alico Plaza
                  600 King Street
                  Wilmington, DE  19801

COPIES TO:
Michael Berenson, Esq.         and   Ernest T. Patrikis, Esq.
Jorden Burt Boros Cicchetti          Senior Vice President and General Counsel
Berenson & Johnson, LLP              American International Group, Inc.
Suite 400 East                       70 Pine Street
1025 Thomas Jefferson Street, NW     New York, NY  10270
Washington, DC  20007-0805

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485
------

  X   on May 1, 2000  pursuant to paragraph (b) of Rule 485
-----    ------------

___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485 on ______ pursuant to paragraph (a)(i) of Rule 485
------

___ on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and amount of securities being registered:

     Flexible Premium Variable Life Insurance Policies.

F.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement.

G.   Amount of Filing Fee: N/A

                                     Part I

[Polaris VUL Logo]                                    AIG Life Insurance Company
                                                             Variable Account II
                                                                One Alico Plaza
                                                                600 King Street
                                                     Wilmington, Delaware 19801
                                                                  1-800-340-2765



     Flexible Premium Variable Universal Life Group and Individual Policies

AIG Life Insurance Company is offering life insurance coverage under Polaris VUL to individuals and to groups. The description of the policy applies equally to an individual policy, a group policy, and a certificate issued under a group policy. The policy is a flexible premium variable universal life insurance policy that allows you, the owner of the policy, within limits, to:

                 o Select the face amount of life insurance. You may within limits change your initial selection as your insurance needs change.

                 o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

                 o Allocate premium payments and your policy's Account Value among the variable investment options and the guaranteed investment option.

                 o Receive payments from your policy while the Insured is alive through loans, partial withdrawals or a total surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the policy nor shares of the portfolios are deposits or obligations of, or guaranteed or endorsed by, a bank and they are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

The  Securities  and Exchange  Commission  has not approved or  disapproved  the
policy  or  passed  on  the  accuracy  or  adequacy  of  this  prospectus.   Any
representation to the contrary is a criminal offense.

                                   May 1, 2000

                               Investment Options

Variable Investment Options

The Variable Account is divided into subaccounts. Each subaccount invests in shares of a portfolio of the Anchor Series Trust or SunAmerica Series Trust. Each portfolio is named below. The prospectuses for Anchor Series Trust and SunAmerica Series Trust contain information about each portfolio. You should read these prospectuses carefully.

Anchor Series Trust

     Managed by Wellington Management Company, LLP

         o  Capital Appreciation Portfolio
         o  Government and Quality Bond Portfolio
         o  Growth Portfolio
         o  Natural Resources Portfolio

SunAmerica Series Trust

   Managed by Alliance Capital Management L.P.               Managed by MFS Investment Management
       o  Global Equities Portfolio                            o  MFS Growth and Income Portfolio
       o  Alliance Growth Portfolio                            o  MFS Mid-Cap Growth Portfolio
       o  Growth-Income Portfolio                              o  MFS Total Return Portfolio

   Managed by Davis Selected Advisers, L.P.                  Managed by Morgan Stanley Asset
       o  Real Estate Portfolio                               Management
       o  Davis Venture Value Portfolio                        o  International Diversified Equities Portfolio
                                                               o  Worldwide High Income Portfolio

   Managed by Federated Investors, Inc.                      Managed by Putnam Investments
       o  Corporate Bond Portfolio                             o  Emerging Markets Portfolio
       o  Federated Value Portfolio                            o  Putnam Growth Portfolio
       o  Utility Portfolio                                    o  International Growth and Income Portfolio

   Managed by Goldman Sachs Asset                            Managed by SunAmerica Asset
    Management/Goldman Sachs Asset                            Management Corp.
    Management International                                   o  Aggressive Growth Portfolio
       o  Asset Allocation Portfolio                           o  SunAmerica Balanced Portfolio
       o  Global Bond Portfolio                                o  Cash Management Portfolio
                                                               o  "Dogs" of Wall Street Portfolio
                                                               o  High-Yield Bond Portfolio

Guaranteed Investment Option


You may allocate your Account Value to the Guaranteed Account. The Guaranteed Account is part of our general account. We will credit interest equal to at least an effective rate of 4% per year, compounded annually on that portion of Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Account Value allocated to the Variable Account.

                                Table of Contents



Special Terms.................................................................

Summary of the Policy.........................................................
   Overview...................................................................
   Applying for a Policy......................................................
   Premium Payments...........................................................
   Account Value..............................................................
   Death Benefit..............................................................
   Cash Benefits During the Life of the Insured...............................
   Expenses of the Policy.....................................................
   Federal Tax Considerations.................................................

Purchasing a Polaris VUL Policy...............................................
   Applying for a Policy......................................................
   Your Right to Cancel the Policy............................................
   Premium....................................................................
      Restrictions on Premium.................................................
      Minimum Initial Premium.................................................
      Planned Periodic Premium................................................
      Additional Premium......................................................
      Effect of Premium Payments..............................................
      No Lapse Provision......................................................
      Grace Period............................................................
      Premium Allocations.....................................................
      Crediting Premium.......................................................

The Investment Options........................................................
   Variable Investment Options................................................
   Guaranteed Investment Option...............................................

Investing Your Account Value..................................................
   Determining the Account Value..............................................
   Transfers..................................................................
   Dollar Cost Averaging (DCA)................................................
   Automatic Rebalancing......................................................

Death Benefit.................................................................
   Life Insurance Proceeds....................................................
   Death Benefit Options......................................................
   Changes in Death Benefit Options...........................................
   Changes in Face Amount.....................................................
   Changes in Owner or Beneficiary............................................

Cash Benefits During the Insured's Life ......................................
   Policy Loans...............................................................
   Partial Withdrawals........................................................
   Systematic Withdrawal Program..............................................

   Surrendering the Policy for Net Cash Surrender Value.......................

Payment Options for Benefits..................................................

Expenses of the Policy........................................................
   Deductions From Premium....................................................
   Monthly Deductions From Account Value......................................
   Deduction From Variable Account Assets.....................................
   Deductions Upon Policy Transactions .......................................

Supplemental Benefits and Riders..............................................

Other Policy Provisions.......................................................

Performance Information.......................................................

Federal Income Tax Considerations.............................................

Distribution of the Policy....................................................

About Us and the Accounts.....................................................
   The Company................................................................
   The Variable Account.......................................................
   The Guaranteed Account.....................................................

Our Directors and Executive Officers..........................................

Other Information.............................................................
   State Regulation...........................................................
   Legal Proceedings..........................................................
   Legal Matters..............................................................
   Published Ratings..........................................................

Financial Statements..........................................................

Appendix A....................................................................

Appendix B....................................................................

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

We use Account Value to determine your policy benefits.

Account Value. The total amount in the Variable Account and the Guaranteed Account attributable to your policy.

If you have a request, please write to us at this address.

Administrative  Office.  One Alico Plaza,  P.O. Box 8718,  Wilmington,  Delaware
19801.

Attained Age. The Insured's age of the Policy Date plus the number the completed policy years since the Policy Date.

Beneficiary. The person(s) who is (are) entitled to the Life Insurance Proceeds under the policy.

Cash Surrender Value. The Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Death Benefit. The amount of life insurance coverage which is based upon the death benefit option you select and the Face Amount.

You will specify the initial Face Amount in your policy application. The policy will also show the initial Face Amount.

Face Amount. The amount of insurance specified by the owner and the base for calculating the Death Benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account that consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the policy.

We measure contestability periods from the Issue Date.

Issue Date. The date the policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while life insurance coverage under the policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for policy loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

We use this value to determine if your policy is in force.

Net Cash Surrender Value. The Cash Surrender Value less any
Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of policy loans, including both principal and accrued interest.

We use the Policy Date as the date coverage begins and to determine all anniversary dates.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                              Summary of the Policy



Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial withdrawals or a surrender. Unlike traditional life insurance, you may choose how to invest your Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders provide you with the flexibility to design an insurance product that meets your specific needs.

Applying for a Policy

You may apply for a policy to cover a person, the Insured, who is younger than age 81.

Amount of life insurance benefits.

When you apply for a policy, you must select the Face Amount. The Face Amount must be at least:

o  $25,000 for Insureds age 17 and younger.

o  $50,000 for Insureds older than age 17.

When your coverage will become effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your right to cancel the policy.

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the policy application.

o 10 days after you received the policy. If required by the state where you live, we will extend the 10 days to the number required by law.

Premium Payments

Minimum initial premium.


Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premium will be paid by pre-authorized checking.

Planned periodic premium.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

Flexibility in premium payments.

During the term of the policy, you may pay premium at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Account Value

We will measure your benefits under the policy by your Account Value. Your Account Value will reflect:

o    the premium you pay;

o    the returns earned by the subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the policy charges and expenses we deduct.

Death Benefit

Death Benefit Selections.

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which will be the manner in which we calculate the death benefit for your policy.

o The tax qualification option, which will determine the manner in which we test your policy under the Code for meeting the definition of life insurance.

Death Benefit Options.

You may select from two death benefit options:

Level Death Benefit Option.

o    Level Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Variable Death Benefit Option.

o    Variable Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount plus the Account Value; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

The minimum death benefit factors we use are based upon the tax qualification option you select and the Attained Age, sex and rate class of the Insured.

Tax Qualification Options.

You may select from two tax qualification options:

o Guideline Premium/Cash Value Corridor Test - The minimum death benefit factors are based upon the Code.

o Cash Value Accumulation Test - The minimum death benefit factors are based upon the 1980 Commissioners Standard Ordinary Mortality Tables and a 4% effective annual interest rate.

Changes You May Make.

Within limits, after the first policy anniversary, you may change the death benefit option and the Face Amount. You may not change the tax qualification option.

Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial withdrawals or a surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Withdrawal -- You may withdraw part of your Net Cash Surrender Value after the first policy year. We may deduct an administrative charge. If you make a partial withdrawal during the surrender charge period, we may deduct a surrender charge. A partial withdrawal may result in a decrease in the Face Amount of your policy, depending upon your death benefit option.

o Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy


Expenses reduce your returns under the policy.

Deductions from Premium

For state premium taxes, DAC taxes and other sales expenses, we currently charge 5% of each premium payment for policy years 1- 10 and 3% in policy years 11+. The maximum we will charge is 8%.

Account Value Charges (deducted monthly)

   Cost of Insurance Charge(1)

      Current                               Guaranteed
      -------                               ----------
Ranges from 0.01609 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount risk
to 71.15029 per $1,000 of net       to 83.33333 per $1,000 of net
amount at risk(2)                       amount at risk(2)

   Administrative Charge

                                     Current               Guaranteed

            Policy Years 1-5         $15.00                  $15.00
            Policy Years 6+          $ 7.50                  $15.00



   Acquisition Charge

During the first 5 policy years, and the first 5 policy years after a Face Amount increase, there will be a charge for each $1,000 in Face Amount based on the Insured's age, sex and rate class.

Variable Account Charges (deducted daily and shown as an annualized percentage of average net assets)

   Mortality and Expense
   Risk Charge

                                     Current               Guaranteed

            Policy Years 1-10         0.75%                  0.90%
            Policy Years 11+          0.25%                  0.90%



Transaction Charges

   Transfer Charge

          $25 for each transfer in excess of 12 each policy year.

   Surrender Charge

During the first 10 policy years, and for 10 policy years following a Face Amount increase, there will be a surrender charge based on the initial Face Amount or the increase in Face Amount. (3)

Surrender Charge on Partial Withdrawal

The surrender charge on a partial withdrawal is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge on Decrease in Face Amount

The surrender charge on a decrease in Face Amount is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Withdrawal Administrative Charge

Currently, 4 partial withdrawals are allowed per year. We may charge a $25 administrative charge per partial withdrawal. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

(1) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. If the Death Benefit is equal to the Face Amount or the Face Amount plus Account Value, the net amount at risk is the difference between the Death Benefit divided by 1.0032737 and the current Account Value. Otherwise, the net amount at risk is the difference between the Death Benefit and the Account Value.

     (See "Expenses of the Policy - Monthly Deductions From Account Value.")

(2) Current and guaranteed cost of insurance rates are based on the Age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and policy year.

(3) A policy's surrender charge is based on the age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing a policy with a $500,000 Face Amount the initial surrender charge would be $11,560.00. For a 65 year old non-smoking male purchasing a policy with a $200,000 Face Amount, the initial surrender charge would be $6,868.00. The lowest and highest surrender charge are $11.02 and $34.34 per $1,000 of the Face Amount, respectively. (See Appendix A for the Table of Initial Surrender Charges.)

Expenses of the variable investment options also reduce your returns.

In addition, you will indirectly bear the costs of the management fees and other expenses paid from the assets of the portfolios you select. The annual portfolio expenses of the variable investment options are set forth below.

             PORTFOLIO EXPENSES BEFORE WAIVERS AND/OR REIMBURSEMENTS

     The purpose of this table is to assist the you in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable. Portfolio expenses are not fixed or specified under the terms of the policy. Actual expenses may vary.

                               Anchor Series Trust

              (for the twelve-month period ended December 31, 1999)

                                                                                                  Annual
                                                          Management              Other          Operating
                                                             Fees              Expenses(1)       Expenses
                                                             ----              --------          --------
   Wellington Management Company, LLP
     Capital Appreciation Portfolio                       .63%                      .04%             .67%
     Government and Quality Bond  Portfolio               .60%                      .06%             .66%
     Growth Portfolio                                     .68%                      .05%             .73%
     Natural Resources Portfolio                          .75%                      .25%            1.00%

                             SunAmerica Series Trust

              (for the twelve-month period ended January 31, 2000)

   Alliance Capital Management L.P.

     Global Equities Portfolio                            .72%                      .12%             .84%
     Alliance Growth Portfolio                            .60%                      .03%             .63%
     Growth-Income Portfolio                              .53%                      .03%             .56%

   Davis Selected Advisers, L.P.

     Real Estate Portfolio                                .80%                      .12%             .92%
     Davis Venture Value Portfolio                        .71%                      .03%             .74%

   Federated Investors, Inc.
      Corporate Bond Portfolio                            .62%                      .09%             .71%
     Federated Value Portfolio                            .71%                      .06%             .77%
     Utility Portfolio                                    .75%                      .09%             .84%

   Goldman Sachs Asset Management/
   Goldman Sachs Asset Management International

     Asset Allocation Portfolio                           .58%                      .05%             .63%
     Global Bond Portfolio                                .69%                      .15%             .84%






   MFS Investment Management

     MFS Growth and Income Portfolio                      .70%                      .05%             .75%
     MFS Mid-Cap Growth Portfolio(2)                      .75%                      .42%            1.17%
     MFS Total Return Portfolio                           .66%                      .09%             .75%

   Morgan Stanley Asset Management

     International Diversified Equities Portfolio        1.00%                      .22%            1.22%
     Worldwide High Income Portfolio                     1.00%                      .12%            1.12%

   Putnam Investments

     Emerging Markets Portfolio(3)                       1.25%                      .65%            1.90%
     Putnam Growth Portfolio                              .76%                      .04%             .80%
     International Growth and Income Portfolio            .98%                      .23%            1.21%

   SunAmerica Asset Management Corp.

     Aggressive Growth Portfolio                          .70%                      .05%             .75%
     SunAmerica Balanced Portfolio                        .62%                      .04%             .66%
     Cash Management Portfolio                            .49%                      .04%             .53%
     "Dogs" of Wall Street Portfolio(3)                   .60%                      .07%             .67%
     High-Yield Bond Portfolio                            .62%                      .05%             .67%




(1)  Other   expenses  are  based  on  the  expenses   outlined  in  the  funds'
     prospectuses.

(2) The expenses for this portfolio are annualized. The investment adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses of MFS Mid-Cap Growth Portfolio at or below 1.15% of its average net assets. For the fiscal year ended January 31, 2000, the amount voluntarily waived or reimbursed was $4,045.

(3) During the fiscal year ended January 31, 2000, the investment adviser recouped $75,700 in expenses from the Emerging Markets Portfolio and $1,193 in expenses from the "Dogs" of Wall Street Portfolio. If there had been no recoupment of expenses, the annual operating expenses would have been 1.77% for the Emerging Markets Portfolio. Because the amount of the recoupment from "Dogs" of Wall Street Portfolio was small, its annual operating expenses continued to be .67% after recoupment of expenses.

Federal Tax Considerations

You should consider the impact of the Code.

Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the Life Insurance Proceeds will not be taxable income to the Beneficiary. You will not be taxed as your Account Value increases. Upon a distribution from your policy, however, you may be taxed on your Account Value increases.

                         Purchasing a Polaris VUL Policy


Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option, tax qualification option and supplemental benefits and riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

Our age requirement for the Insured.

You may apply for a policy to cover a person who is younger than age 81. A newborn may be an Insured.

The minimum Face Amount.

The Face Amount must be at least:

o    $25,000 for Insureds age 17 and younger.

o    $50,000 for Insureds older than age 17.

We require a minimum initial premium.

You must pay a minimum initial premium in order for the policy to become effective or for us to issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or to "rate" an Insured as a substandard risk. When your coverage will be effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Period to Examine and Cancel.

Once you receive your policy, you should read it carefully. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the policy application; or

o 10 days after you receive the policy. If required by the state where you live, we will extend the 10 days to the number required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any requested increase in Face Amount. This does not apply to any increase in Face Amount under the Automatic Face Amount Increase Option.

How to cancel your policy.

You may cancel the policy by returning it to our Administrative Office or to our agent within the applicable time with a written request for cancellation. We will refund your premium payments. Thus, the amount we return will not reflect the returns of the subaccounts or the Guaranteed Account that you selected in your application.

Premium

The policy allows you to select the timing and amount of premium payments within limits. You should send premium payments to our Administrative Office.

All your premium payments must comply with our requirements.

Restrictions on Premium. We may not accept a premium payment:

o    If it is less than $25.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if a policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Types of premium payments.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rate class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for, and whether premium will be paid by pre-authorized checking.

We establish a minimum planned periodic premium.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premium at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premium in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you may request a change in the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premium. Additional premium is premium other than planned premium. Additional premium may be paid in any amount and at any time subject to the Code and our restrictions on premium.

Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Paying premium may not ensure that your policy remains in force.

Effect of Premium Payments. In general, unless the no lapse provision is in effect, paying all planned periodic premium may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premium, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts or the Guaranteed Account you selected; or

o of any combination of the following -- you have Outstanding Loans, you have made partial withdrawals, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

No lapse premium guarantee.

No Lapse Provision. In general, during the first five policy years, if you pay a sufficient amount of premium, your policy will not lapse even if your Net Cash Surrender Value is insufficient to pay the monthly deductions then due. You will be eligible for the no lapse premium guarantee if:

o You have not increased the Face Amount, except under the Automatic Face Amount Increase Option.

o    You have not added any riders to your policy since it was issued.

o    Your policy has not been reinstated.

o All your premium paid to date, reduced by any partial withdrawal and Outstanding Loan, are at least equal to the product of the minimum premium shown in your policy information section multiplied by the number of months that have elapsed since the Policy Date.

If you have requested a decrease in the Face Amount, we may not be able to accept any subsequent premium if such premium would cause the policy to fail to qualify as a life insurance contract under the Code. In this event, the no lapse provision will end.

Your policy will not terminate immediately upon your Account Value becoming insufficient.

Grace Period. Unless the no lapse provision is in effect, in order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions to be charged on that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o A Grace  Period of 61 days has begun.

How much you must pay to prevent your policy from terminating.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an Outstanding Loan, you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. The first business day after this period expires, we will reallocate your Account Value in the Money Market Subaccount based on the premium allocation percentages in your application.

For subsequent premium, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time, by sending written notice to our Administrative Office. The change will apply to all premium received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a subaccount or to the Guaranteed Account must be at least 5% and the sum of your allocations must equal 100%.

Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. On the first business day after the period to examine and cancel expires, we will allocate it in accordance with your allocation percentages. We will credit and invest subsequent Net Premium on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we may allocate this amount to the Money Market Subaccount until we complete our underwriting.

                                              The Investment Options



You may allocate your Account Value to:

o the subaccounts (which invest in the variable investment options offered under the policy); or

o    the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Account Value into any of the available subaccounts. Each subaccount invests in a distinct portfolio of the Anchor Series Trust or the SunAmerica Series Trust. SunAmerica Asset Management Corp., an affiliate of ours, is the investment adviser to the Anchor Series Trust and SunAmerica Series Trust. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

These portfolios may serve as the underlying investment vehicles for other variable insurance contracts issued by us and other affiliated/unaffiliated insurance companies. We do not believe that offering these portfolios in this manner is disadvantageous to you. The Trusts' management monitor the portfolios for any conflicts among contract owners.

Anchor Series Trust

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust. Anchor Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives of the available portfolios are set forth below.

Portfolios managed by Wellington Management Company, LLP

The Capital Appreciation Portfolio seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities that are widely diversified by industry and company.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in investment grade corporate debt securities.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation.

SunAmerica Series Trust

Various subadvisers provide investment advice to the SunAmerica Series Trust. SunAmerica Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives and subadvisers of the available portfolios are set forth below. Portfolios managed by Alliance Capital Management L.P.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and by engaging in transactions in foreign currencies.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected high quality U.S. companies that are judged likely to achieve superior earnings.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

Portfolios managed by Davis Selected Advisers, L.P.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

The Real Estate Portfolio seeks total return through a combination of growth and income by investment primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or primarily invest in real estate instruments. Portfolios managed by Federated Investors, Inc.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing primarily in investment grade fixed income securities.

The  Utility   Portfolio   seeks  high  current  income  and  moderate   capital
appreciation by investing primarily in the equity and debt securities of utility companies.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

Portfolios managed by Goldman Sachs Asset Management/Goldman Sachs Asset Management International

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio that may include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, by investing in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

Portfolios managed by MFS Investment Management

The MFS Growth and Income Portfolio seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The MFS Mid-Cap Growth Portfolio seeks long term growth of capital by investing primarily in equity securities of medium- sized companies, generally with market capitalizations between $1 billion and $5 billion, that its subadviser believes have above- average growth potential.

Portfolios managed by Morgan Stanley Asset Management

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed income securities of issuers located throughout the world.

Portfolios managed by Putnam Investments

The Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in the common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

The Putnam Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics that its subadviser believes have above-average growth prospects.

The International Growth and Income Portfolio seeks growth of capital with current income as a secondary objective by investing primarily in common stocks traded on markets outside the United States.

Portfolios managed by SunAmerica Asset Management Corp.

The  Aggressive  Growth  Portfolio  seeks  capital   appreciation  by  investing
primarily in equity securities of high growth companies including small and mid growth companies with market capitalizations of $1.5 billion to $10 billion.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining, at all times, a balanced portfolio of stocks and bonds with at least 25% invested in fixed income securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments. The portfolio does not seek to maintain a stable net asset value of $1.00.

The "Dogs" of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

The High-Yield Bond Portfolio seeks high current income and, secondarily seeks capital appreciation, by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

The various advisers may compensate us for providing administrative services in connection with the portfolios that are available under the policy. Such compensation is paid from the advisers' assets.

Guaranteed Investment Option

Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account, which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than an effective rate of 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial withdrawals and policy expenses from the Guaranteed Account and the subaccounts on a pro rata basis, unless you tell us otherwise. No portion of the Loan Account may be used for this purpose.

We treat amounts transferred from the Loan Account to the remaining portion of the Guaranteed Account as a new allocation to the Guaranteed Account. We will credit this transfer with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial withdrawal or surrender from the Guaranteed Account, we may defer payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at an effective rate of 4% per year, compounded annually, until we make payment.

                          Investing Your Account Value



The policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

o    The returns earned by the subaccounts you select.

o    Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Account Value. If your Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the policy will lapse and a Grace Period will begin.

Determining the Account Value

On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction we deduct.

On each Valuation Date thereafter, your Account Value is equal to:

o    that portion of your Account Value held in the subaccounts, plus

o    that portion of your Account Value held in the Guaranteed Account.

Your Account Value will reflect:

o    the premium you pay;

o    the returns earned by the subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the policy charges and expenses we deduct.

Account Value in the Subaccounts. We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premium or transfer part of your Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount, and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a policy loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial withdrawal, including the partial withdrawal charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial withdrawals, including the partial withdrawal charge, taken from the Guaranteed Account, less

o the allocated portion of the monthly deductions, if any, deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a policy loan, we transfer the amount of the loan to the Loan Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest charged and credited on the Loan Account.

Transfers

You may transfer Account Value among the subaccounts and to and from the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging, automatic rebalancing and systematic withdrawal programs, must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or the balance in the subaccount or the Guaranteed Account, if less;

o Form of transfer request -- You must make a written request unless you have established prior authorization to make telephone transfers or by other means we make available;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers taken from the Guaranteed Account during that policy year.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers on the same date we receive your transfer request assuming the New York Stock Exchange is open for trading. The transfer will be made at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a policy year, we will assess a $25 transfer charge. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a policy year. Transfers in connection with the dollar cost averaging and automatic rebalancing features will not count against the 12 free transfers in a policy year. We reserve the right to increase the number of free transfers allowed in any policy year.

Telephone Transfers. If you have completed an authorization form allowing telephone transfers, you may request transfers by telephone. We confirm all telephone transfers in writing. You should review all confirmations to determine if there have been any unauthorized transfers.

We will use reasonable procedures to confirm that telephone transfer requests are genuine. We will not be liable for any loss due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transfer privileges at any time.

Dollar Cost Averaging (DCA)

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

If you select this program, we will automatically transfer monthly a portion of your Account Value. Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, not less than 5% may be allocated to any subaccount or to the Guaranteed Account. You may instruct us to make the transfers from any subaccount or the Guaranteed Account so long as the Account Value in that investment option is initially at least $2,000. There is no charge for this program.

Dollar Cost Averaging From the Guaranteed Account with Six Month Bonus Rate. We may make available a six-month bonus interest rate if you use the dollar cost averaging feature from the Guaranteed Account. For the bonus interest rate to apply, you must make an initial premium payment of at least $2,000. We will credit the Net Premium to the 6-month DCA Guaranteed Account. This dollar cost averaging option must be elected at the time of application and only applies to the initial premium payment. We will transfer monthly one-sixth of your Account Value in the 6-month DCA Guaranteed Account over a period of six months. The sixth transfer from the 6-month DCA Guaranteed Account will include interest earnings for the six- month period.

During this period, we may credit an interest rate in addition to the interest rate that we are crediting on allocations or transfers to the Guaranteed Account at that time. Additional amounts may not be allocated to the 6-month DCA Guaranteed Account.

If you terminate the dollar cost averaging while your Account Value includes amounts in the 6-month DCA Guaranteed Account, we will transfer that amount to the Guaranteed Account. It will earn interest at the current rate we are crediting on allocations or transfers to the Guaranteed Account.

We reserve the right to establish dollar cost averaging transfer limits, to restrict the subaccounts from which dollar cost averaging transfers may be made, and to eliminate this option all together.

Processing Your Automatic DCA Transfers. We will begin to process your automatic transfers:


o On the first Monthly Anniversary following the end of the period to examine and cancel if you request the automatic DCA transfers when you apply for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic DCA transfers if:

o The funds in the transferring subaccount or the Guaranteed Account have been depleted;

o We receive your written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your policy goes into a Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost Averaging does not guarantee investment gains or protect against loss in a declining market.

Automatic Rebalancing

We may offer an automatic rebalancing program that rebalances your Account Value to match your allocation instructions.

This program is offered because the Account Value in the Guaranteed Account and the subaccounts will accumulate at different rates as a result of different investment returns. Automatic rebalancing will reset your Account Value in the Guaranteed Account and the subaccounts to your most recent allocation instructions. You may elect the frequency (monthly, quarterly, semi-annually, or annually) as measured from the policy anniversary. On the appropriate day, we will rebalance your Account Value by reallocating it according to your most recent allocation instructions.

Transfers resulting from automatic rebalancing will not be counted against your free transfers.

We reserve the right to suspend or modify automatic rebalancing or to charge an administrative fee for excessive election or allocation changes. Automatic rebalancing is not available if the Grace Period has commenced.

                                  Death Benefit


Life Insurance Proceeds

During the policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

The Beneficiary may receive the Life Insurance Proceeds in one lump sum or under any available payment option.

Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the required information. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under an available payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the policy.

We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will depend on the tax qualification option that you select and will equal:

o the amount of the Death Benefit determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the policy; minus

o    the Outstanding Loan, if any, minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Level Death Benefit Option.

o    Level Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor

This death benefit option should be considered if you want to minimize your cost of insurance.

Variable Death Benefit Option.

o    Variable Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount plus the Account Value; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor.

     This death benefit option should be considered if you want your Death Benefit to vary with your Account Value.

Tax Qualification Options.

Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each policy must qualify under one of these two tests and you may select the test we use for ensuring your policy meets the definition of life insurance.

For both tests under Section 7702, there is a minimum Death Benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and will be based on the Attained Age and sex of the Insured. A table of the applicable factors is located in your policy.

The two tax qualification options are:

Guideline Premium/Cash Value Corridor Test.

o    Guideline Premium/Cash Value Corridor Test. Cash Value Accumulation Test.

o Cash Value Accumulation Test. This tax qualification option should be considered if you want to maximize the premium permitted for your policy.

Once you have selected the tax qualification option for your policy, it may not be changed.

Changes in Death Benefit Options

At any time after the first policy anniversary while your policy is in force, you may request a change in death benefit option. How to request a change.

You may change your death benefit option by providing your agent with a written request or by writing to us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from the Level Death Benefit Option to the Variable Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we will not allow such a change if it would reduce the Face Amount below the minimum Face Amount. This change will also cancel all future Face Amount increases under the Automatic Face Amount Increase Option.

If you request a change from the Variable Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Death Benefit remains the same on the date the change takes effect.

Once a change is approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

Changes in Face Amount

When you apply for a policy, you may select the Automatic Face Amount Increase Option. In addition, you may request a change in the Face Amount at any time after the first policy anniversary while the policy is in force. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under the Code.

Automatic Face Amount Increase Option. Under the Automatic Face Amount Increase Option, the Face Amount will be automatically increased on specified policy anniversaries up to a maximum total for all increases that is twice the initial Face Amount. You may select the Automatic Face Amount Increase Option only if you also select the Level Death Benefit Option. When you select this option, you must specify:

o the policy anniversaries on which the Face Amount increase will begin. The increase must begin no later than the tenth policy anniversary.

o the amount of increase, which may be no less than 1% and no more than 6% of the initial Face Amount.

You may elect to cancel the automatic increase. If you do so, we will cancel all future increases. We require at least 30 days written notice before the effective date of an increase. In addition, any request to decrease the Face Amount or change from the Level Death Benefit Option to the Variable Death Benefit Option will cancel all future automatic increases.

Increases in Face Amount. Any request for an increase:


o    Must be made after the first policy anniversary.

o    Must be for at least $10,000.

o    May not be requested more than once each policy year.

o    May not be requested after the Insured's Attained Age 85.

A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The requested increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date of the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

o    Must be made after the first policy anniversary.

o    Must be for at least $5,000.

o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

During the second through the fifth policy years, you may decrease the Face Amount by up to 25% of the initial Face Amount each policy year. The decreases may be cumulative. If the Face Amount is decreased during the first 10 policy years or within 10 policy years of an increase in Face Amount, a surrender charge will be applicable.

Consequences of a Change in Face Amount. Both requested increases and decreases in Face Amount may impact the surrender charge. In addition, a requested increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract. An increase in Face Amount, other than as a result of a scheduled automatic increase, and a decrease in Face Amount, will cause the termination of the Policy's no-lapse provision. A decrease in the Face Amount will also cancel the Automatic Face Amount Increase Option.

Changes in Owner or Beneficiary

While the Insured is living, you may request a change in the owner or Beneficiary. The change will take effect on the date you sign the notice, but will not apply to any payment we make or other action we take before we receive the notice.

                     Cash Benefits During the Insured's Life


During the life of the Insured, your policy has cash benefits that you may access within limits by taking loans or making a partial withdrawal or surrender.

Policy Loans

You may request a loan against your policy at any time while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of a loan you may take as follows:

o    Maximum Loan Amount

(l) During the first policy year, you may take a loan so long as the Outstanding Loan (including the loan at issue) does not exceed 50% of the Cash Surrender Value.

(2) After the first policy year, the maximum loan amount you may take is:

     (a)  Your Net Cash Surrender Value, less

     (b) Loan interest to the next policy anniversary on the loan amount you are currently requesting , less

     (c) The amount we calculate for the monthly deductions for each Monthly Anniversary up to the next policy anniversary.

     o    Minimum Loan Amount -- $500. How to request a loan.

You must submit a written request for a loan to the Administrative Office. Policy loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year . Currently, after the tenth policy anniversary, the net cost is 0.25%. Interest is due and payable at the end of each policy year while a policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount and Guaranteed Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your premium allocation percentages in effect at the time of repayment.

Effect of Policy Loan. A policy loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited to the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the policy loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If  the  Life  Insurance   Proceeds  become  payable  while  a  policy  loan  is
outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

If the Outstanding Loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will lapse. We will send you, and any assignee of record, notice of the lapse. The notice will specify the amount that must be repaid to prevent termination. You will have the opportunity during the Grace Period to submit sufficient payment to avoid termination.

Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

o All policy loans that have not been repaid (including past due unpaid interest added to the loan), plus

o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received. You must indicate that the amount paid is for a loan repayment.

Partial Withdrawals

Requirements for Partial Withdrawals.

You may request a partial withdrawal at any time after the first policy anniversary. Currently, we limit the number of partial withdrawals to four each policy year. This does not include withdrawals made as part of the systematic withdrawal program. We may limit the minimum and maximum amount of withdrawals.

o Maximum Partial Withdrawal Amount - your policy's Net Cash Surrender Value except that the withdrawal may not cause the policy Face Amount to be less than the required minimum Face Amount.

o Minimum Partial Withdrawal Amount - $250. This limit does not apply to withdrawals under the systematic withdrawal program.

o Maximum Partial Withdrawal From the Guaranteed Account - during any policy year you may only withdraw from the Guaranteed Account 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that policy year.

o Maximum Partial Withdrawal From the Guaranteed Account If You Are a Participant in the Systematic Withdrawal Program - under this circumstance during any policy year you may only withdraw the greater of:

     (1) 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that policy year; or

     (2) The maximum amount you may have withdrawn from the Guaranteed Account in any of the prior policy years.

How to request a partial withdrawal.

You must submit a written request to our Administrative Office. We will reduce your Account Value by the partial withdrawal amount plus any applicable charges. When you request a partial withdrawal, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If you do not direct us or if the Account Value in the subaccount or Guaranteed Account is insufficient to withdraw the amount requested, we will withdraw all or the difference from the remaining subaccounts on a pro rata basis.

We will process partial withdrawal requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial withdrawals within seven days.

Expenses for Partial Withdrawal. During the first ten policy years or for the ten policy years following a requested increase in Face Amount, we will deduct the applicable surrender charge on a partial withdrawal. This charge will be deducted from your Account Value along with the amount requested to be withdrawn and will be considered part of the partial withdrawal (together, the "partial withdrawal amount"). Currently, we do not assess a processing fee for partial withdrawals. However, we reserve the right to assess a $25 processing charge for each withdrawal.

Effect of Partial Withdrawal on your Face Amount. The Face Amount of your policy will also be reduced by the partial withdrawal amount if you selected the Level Death Benefit Option.

We will reduce the Face Amount by the amount of the partial withdrawal in the following order:

(1)  The most recent increase in the Face Amount, if any, will be reduced first.

(2) The next most recent increases in the Face Amount, if any, will then be successively decreased.

(3)  The initial Face Amount will then be decreased.

No partial withdrawal may be made that would reduce the Face Amount below the minimum Face Amount.

Partial withdrawals from your policy may have tax consequences.

Systematic Withdrawal Program

You may access your Account Value by electing the systematic withdrawal program. This program allows you to automatically receive payments on a monthly, quarterly, semi-annual or annual basis. You may request to participate in the systematic withdrawal program at any time after the first policy anniversary.

You have the option to switch to borrowing from your Account Value once a specified amount of withdrawals has been reached. You may also elect to borrow the interest due on your outstanding loan balance in order to continue to receive a steady stream of income. Loans taken under this program are not subject to the minimum loan amount.

Some withdrawals may be taxable.

Surrendering the Policy for Net Cash Surrender Value

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require the return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered and no Life Insurance Proceeds will be payable. Your policy cannot later be reinstated.

                          Payment Options for Benefits

We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as upon a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of the Variable Account because they are all forms of guaranteed benefit payments.

                             Expenses of the Policy


Periodically, we will deduct expenses related to your policy. We will deduct these:

o    from premium, Account Value and from subaccount assets; and

o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct expenses on a current basis that is less than the guaranteed amount.

Deductions From Premium

We will deduct up to a maximum of 8% from each premium payment to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy. Currently, the deduction is 5% for the first ten policy years and 3% thereafter.

Monthly Deductions From Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

On each Monthly Anniversary we will deduct charges for:

o    The administration of your policy.

o    The acquisition and underwriting costs of your policy.

o    The cost of insurance for your policy.

o    The cost of any supplemental benefits or riders.

Subject to our approval, you may request us to take the monthly deductions from your Account Value allocated to the Guaranteed Account (not including the Loan Account) or a specified subaccounts. Otherwise, we will take the monthly deductions from each subaccount and the Guaranteed Account on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Variable Account. These expenses relate to premium billing and collection, record keeping, processing claims, policy loans, policy changes, reporting and overhead costs, processing applications and establishing policy records. This charge will be no more than $15 per month. Currently, after the fifth policy year the charge is $7.50 per month.

Acquisition Charge. We will make a deduction from your Account Value for expenses associated with the acquisition and underwriting costs to issue your policy. This charge will vary based on the Insured's age, sex and rate class. We deduct an amount per $1,000 of Face Amount as shown in Appendix A. The charge is assessed for the first five policy years and, if you request an increase in the Face Amount, for the first five years following that increased Face Amount.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy on that Monthly Anniversary.

Net Amount at Risk.

If the Death Benefit is equal to the Face Amount, or the Face Amount plus the Account Value, then the net amount at risk is calculated as (a) minus (b) where:

(a) is the current Death Benefit at the beginning of the policy month divided by 1.0032737; and

(b)  is the current total Account Value.

If the Death Benefit is equal to the Account Value multiplied by the appropriate minimum death benefit factor, then the net amount at risk is calculated as (a) minus (b) where:

(a)  is the current Death Benefit at the beginning of the policy month; and

(b)  is the current total Account Value

Rate Classes for Insureds. We currently rate Insureds in one of the following basic rate classifications based on our underwriting:

o    preferred nonsmoker;

o    standard plus nonsmoker;

o    standard nonsmoker;

o    smoker;

o    substandard for those involving a higher mortality risk.

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount, as well as subsequent automatic increases in Face Amount under the Automatic Face Amount Increase Option under the policy. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount and the original rate class will continue to apply to the initial Face Amount and to automatic increases in the Face Amount.

If there have been requested increases in the Face Amount, we may use different cost of insurance rates for the requested increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent requested increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances, an increase in Account Value will cause an automatic increase in the Death Benefit. The Attained Age and rate class for such requested increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the then current net amount at risk, plus the actual dollar amount of the flat extra charge.

Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premium and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premium and benefits under the policy covering males and females of the same age will generally differ.

We may also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering the purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex- distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

Mortality and Expense Risk Charge. We deduct a daily charge from the net assets in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. Currently, we charge an annual rate of 0.75% of the subaccount assets for the first 10 policy years and 0.25% thereafter. The guaranteed charge is at an annual rate of 0.90%. Although the charge may be increased or decreased in our sole discretion, it is guaranteed not to exceed an annual rate of 0.90% of your Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated and, therefore, we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each policy year. If applicable, we will deduct the charge from the amount you transfer before allocation to the new subaccount(s) or to the Guaranteed Account. The confirmation of the transaction will show the transfer charge, if any.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 10 policy years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 10 years after a requested increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the Face Amount. The surrender charge will be no greater than the product of (1) times (2) times (3) where:

(1)  is equal to the Face Amount divided by $1,000;

(2) is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and rate class; and

(3) is equal to the factor based upon the number of years that have elapsed since the policy Date or requested increase in Face Amount, as described in the following table:

            Year                      Factor

               1......................   100%

               2......................    90%

               3......................    80%

               4......................    70%

               5......................    60%

               6......................    50%

               7......................    40%

               8......................    30%

               9......................    20%

              10......................    10%

             11+......................     0%



The product of (1) and (2) will be capped at a level not to exceed a maximum surrender charge based on a rate per $1,000 of Face Amount. A table of surrender charge factors per $1,000 of Face Amount is shown in Appendix A.

Surrender Charge Based On An Increase Or Decrease In Face Amount. A requested increase in Face Amount of the policy will result in an additional surrender charge during the 10 policy years immediately following the requested increase. The additional surrender charge period will begin on the effective date of the requested increase. If the Face Amount of the policy is reduced before the end of the 10th policy year or within 10 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent requested increase in the Face Amount of the policy. They will then be applied to prior requested increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the policy.

Surrender Charge Upon Partial Withdrawal. During the surrender charge period we will deduct a surrender charge:

o    Upon a partial withdrawal; and

o    If you decrease your Face Amount.

We deduct the surrender charge from the subaccounts and the Guaranteed Account in the same proportion as we deduct the amounts for your partial withdrawal.

Surrender Charge Due to Partial Withdrawal. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Withdrawal Administrative Charge. We reserve the right to deduct an administrative charge upon a partial withdrawal of up to $25 per partial withdrawal. Currently, we do not assess an administrative charge for partial withdrawals. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by officers, directors and employees of the company, an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                        Supplemental Benefits and Riders

We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Account Value. The addition of riders may affect the cost of insurance.

Accelerated Benefit Rider (ABR)

Accidental Death Benefit Rider (ADB)

Child's Term Rider (CTR)

Other Insured Term Rider (OIR)

Primary Insured Rider (PIR)

Waiver of Monthly Deductions Rider (WMD)

Waiver of Specified Premium Rider (WSP)

                             Other Policy Provisions

Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured, without evidence of insurability. This exchange may be made:

(a)  within 24 months after the Issue Date while the policy is in force;

(b) within 24 months of any increase in Face Amount of the policy, other than under the Automatic Face Amount Increase Option; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account
Value must remain in the Guaranteed Account for the remaining life of the policy. The Face Amount in effect at the time of the exchange will remain unchanged. The Policy Date, Issue Date, and issue age of the Insured will remain unchanged. The owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on Our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premium paid, minus any loan and accrued loan interest, any partial withdrawal, and the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of a requested increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the Death Benefit and any benefits provided by riders shall be those which would be purchased at the most recent monthly deduction for the cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay Life Insurance Proceeds, loan proceeds, and partial withdrawal or surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the Life Insurance Proceeds, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if:

(1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account for up to 6 months after we receive your request.

Reports to Owners

You will receive a confirmation within seven days of the following transactions:

o the receipt of any unplanned premium (and any premium received before the Issue Date);

o    any change of allocation of premium;

o    any transfer among subaccounts;

o    any loan, interest repayment, or loan repayment;

o    any partial withdrawal;

o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

o    any exercise of your right to cancel;

o    an exchange of the policy;

o    full surrender of the policy; or

o    payment of the Life Insurance Proceeds under the policy.

Within 30 days after each policy anniversary we will send you an annual statement. The statement will show the Death Benefit currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premium paid, all charges deducted during the policy year, and all transactions. We will also send to you annual and semi-annual reports for the Variable Account.

Assignment

You may assign the policy, if we agree, in accordance with its terms by using a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

1. Request in writing a reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

2.   Provide evidence of insurability satisfactory to us;

3. Make a payment of an amount sufficient to cover (i) total monthly deductions for three months, calculated from the effective date of reinstatement; and (ii) the premium expense charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

4. Repay or reinstate any Outstanding Loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. We will deduct the premium expenses from the required payment. The monthly expense charges, Account Value, Outstanding Loan and surrender charge that will apply upon reinstatement will be those that were in effect on the date the policy lapsed. We will start to make monthly deductions again as of the effective date of reinstatement.

                             Performance Information

From time to time we may advertise the total return and the average annual total return of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

Total return for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. Total return for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix B reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to owners and prospective owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy.

Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the portfolios.

                        Federal Income Tax Considerations


The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your own tax advisers to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy.

To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55% of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may be met for each if:

    o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

    o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

    o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

Generally, each U.S. government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premium permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with outstanding loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment
Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premium you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premium you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premium paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premium paid.

o Extra premium for optional benefits and riders generally do not count in computing the premium paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premium substantially in excess of scheduled premium is paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.


o If the policy is classified as a MEC, then amounts you receive under the policy before the insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premium paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a policy loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a policy, a change in the policy's death benefit option, a policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a beneficiary who is either 37 1/2 years younger than the owner or a grandchild of the owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal, state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policy.

                           Distribution of the Policy


Where the policy may be lawfully sold, it is sold by licensed insurance agents who are registered representatives of broker- dealers registered under the Securities Exchange Act of 1934. The broker-dealers are also members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Variable Account, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premium paid for policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policies.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.

                            About Us and the Accounts

The Company

We are a member of the American International Group, Inc.

AIG Life Insurance Company is a stock life insurance company operating under the laws of the State of Delaware. It was incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

The Variable Account

We established the Variable Account as a separate investment account on June 5, 1986. It may be used to support the policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws.

Although you may have allocated your Account Value to the subaccounts, you do not own these assets. You only own your policy.

We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The subaccounts available under the policy invest in shares of a specific portfolio of the Anchor Series Trust or SunAmerica Trust. The Variable Account may include other subaccounts that are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

Rights we have reserved.

We have reserved certain rights regarding the Variable Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    change, add or delete designated investment options.

o    add or remove subaccounts.

o withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount.

o    combine any two or more subaccounts.

o register other separate accounts or deregister the Variable Account with the Securities and Exchange Commission.

o run the Variable Account under the direction of a committee and discharge such committee at any time.

o restrict or eliminate any voting rights of owners, or other persons who have voting rights as to the Variable Account.

o operate the Variable Account or one or more of the subaccounts by making direct investments or in any other form. If we do so, we may invest the assets of the Variable Account or one or more of the subaccounts in any investments that are legal, as determined by our own or outside counsel.

We will not change an investment adviser or any investment of a subaccount of our Variable Account unless approved by the Commissioner of Insurance of the State of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount without charge to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages.

Voting Rights. We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from owners with Account Value in the corresponding subaccounts. If allowed by law or required by law, we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within our general account. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate investment accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or the Guaranteed Account as an investment company under the Investment Company Act of 1940.

The staff of the Securities and Exchange Commission has not reviewed our disclosure regarding the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                      Our Directors and Executive Officers


The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five years. All officers have been affiliated with the company during the past five years unless otherwise indicated.

                                                     Principal Business
                                                     Affiliations and
                                                     Principal Occupations
Name and Address            Office                   During Past Five Years

Michele L. Abruzzo          Director, Senior Exec.   Senior Vice President
80 Pine Street              Vice President
13th Floor
New York, NY 10005

James A. Bambrick           Senior Vice President,   Senior Vice President, A&H
One Alico Plaza             Chief Operations         Division
600 King Street             Officer
Wilmington, DE  19801

Paul S. Bell                Director,  Senior Vice   Senior Vice President
One Alico Plaza             President, Chief         Actuary
600 King Street             Actuary
Wilmington DE 19801

Maurice R. Greenberg        Director                 Director, Chairman and
70 Pine Street                                       Chief Executive Officer of
New  York, NY  10270                                 AIG, Inc.

Edward Easton Matthews      Director, Senior         Vice Chairman Investments
70 Pine Street              Vice President           and Financial Services,
New York, NY  10270                                  AIG, Inc.

Jerome Thomas Muldowney     Director,                Senior Managing Director of
175 Water Street            Senior Vice              AIG Global Investment Corp.
New York, NY  10038         President

Robinson K. Nottingham      Director, Chairman       Chairman of the Board and
70 Pine Street              of the Board             Chief Executive Officer of
New York, NY  10270                                  American International Life
                                                     Insurance Company (ALICO)

John Oehmke                 Chief Financial          Regional Vice President,
One Alico Plaza             Officer,                 Controller American
600 King Street             Vice President           International Companies,
Wilmington, DE  19801                                Japan and Korea

Nicholas A. O'Kulich        Director, Vice           Vice President, Senior Vice
70 Pine Street              Chairman, Treasurer      President, AIG, Inc.
New York, NY  10270

Howard Ian Smith            Director                 Director, Executive Vice
70 Pine Street                                       President, Chief Financial
New York, NY  10270                                  Officer and Comptroller,
                                                     AIG, Inc.

Edmund Sze-Wing Tse         Director                 Vice Chairman, Life
AIA Bldg.                                            Insurance, AIG, Inc.
70 Pine Street
New York, NY  10270

Elizabeth M. Tuck           Secretary                Secretary and Assistant
70 Pine Street                                       Secretary of AIG, Inc., and
New York, NY  10270                                  certain affiliates

Kenneth D. Walma            Vice President,          Assistant Secretary,
One Alico Plaza             General Counsel          Associate General Counsel
600 King Street
Wilmington, DE  19801

Gerald Walter Wyndorf       Director, Chief          Executive Vice President
80 Pine Street              Executive Officer
13th Floor                  and President
New York, NY 10038

                                Other Information


State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Variable Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Variable Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                              Financial Statements

Our financial statements and those of the Variable Account have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in their report, and have been included in this prospectus in reliance upon the authority of such firm as experts in accounting and auditing.

                           Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                           AIG LIFE INSURANCE COMPANY

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                         December 31,            December 31,
                                                                            1999                     1998
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,702,879           $ 4,238,045
        (cost: 1999 - $4,890,022; 1998 - $4,081,008)
     Equity securities:
        Common stock

        (cost: 1999-$892; 1998 - $901)                                            2,233                 2,410
      Non-redeemable preferred stock
      (cost: 1999 - $50,794; 1998 - $18,250)                                     49,377                19,338
Mortgage loans on real estate, net                                              345,253               468,342
Real estate, net of accumulated
 depreciation of $5,041 in 1999 and $4,351 in 1998                               12,543                13,002
Policy loans                                                                    643,815             1,010,969
Other invested assets                                                            77,845                81,916
Short-term investments                                                          222,677               163,704
Cash                                                                                 86                 4,788
                                                                       ----------------         -------------

    Total investments and cash                                                6,056,708             6,002,514


Amounts due from related parties                                                  5,465                17,330
Investment income due and accrued                                                93,183                94,029
Premium and insurance balances receivable                                        64,359                56,583
Reinsurance assets                                                               99,850                72,044
Deferred policy acquisition costs                                               220,672               167,840
Federal income tax receivable                                                     9,611                 4,207
Deferred income taxes                                                            63,568                     -
Separate and variable accounts                                                3,220,806             1,971,280
Other assets                                                                      5,363                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 9,839,585           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                             December 31,           December 31,
                                                                               1999                     1998
Liabilities

  Policyholders' funds on deposit                                           $ 4,612,363             $ 4,472,854
  Future policy benefits                                                      1,284,568               1,002,244
  Reserve for unearned premiums                                                  21,100                  21,468
  Policy and contract claims                                                    212,627                 200,193
  Reserve for commissions, expenses and taxes                                    19,390                  25,702
  Insurance balances payable                                                     60,642                  56,263
  Amounts due to related parties                                                  6,821                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              3,220,806               1,971,280
  Minority interest                                                               5,837                   5,987
  Other liabilities                                                              75,039                  59,189
                                                                          -------------             -----------


                                    Total liabilities                         9,519,193               7,875,818
                                                                            -----------             -----------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             283,908                 236,521
  Accumulated other comprehensive income                                       (121,683)                121,549
                                                                            -----------            ------------

                                    Total capital funds                         320,392                 516,237
                                                                            -----------            ------------


Total liabilities and capital funds                                         $ 9,839,585             $ 8,392,055
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                                 Years   ended   December 31,

                                                                       1999                  1998                  1997
                                                                  ------------             --------              -------
Revenues:
  Premiums                                                         $   712,920             $  616,964           $ 437,650
  Net investment income                                                443,863                457,148             381,868
  Realized capital losses                                              (11,240)                  (334)             (3,025)
                                                                  -------------         -------------          ----------

                     Total revenues                                  1,145,543              1,073,778             816,493
                                                                    ----------             ----------            --------


Benefits and expenses:
  Benefits to policyholders                                            329,888                272,368             188,969
  Increase in future policy benefits
   and policyholders' funds on deposit                                 539,457                547,100             397,481
  Acquisition and insurance expenses                                   202,678                168,075             163,533
                                                                   -----------            -----------            --------

                    Total benefits and expenses                      1,072,023                987,543             749,983
                                                                    ----------            -----------            --------


Income before income taxes                                              73,520                 86,235              66,510
                                                                  ------------            -----------           ---------

Income taxes:
   Current                                                              15,055                 16,218              20,059
   Deferred                                                             10,884                 15,220               3,964
                                                                  ------------            -----------          ----------

      Total income taxes                                                25,939                 31,438              24,023
                                                                  ------------            -----------           ---------

Net income before minority interest                                     47,581                 54,797              42,487
Minority interest income                                                  (194)                  (163)               (128)
                                                                 --------------          -------------         ----------


Net income                                                         $    47,387            $    54,634           $  42,359
                                                                    ==========             ==========            ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                   Years   ended   December 31,

                                                                       1999                 1998                  1997
Common stock

Balance at beginning of year                                     $       4,884        $        4,884         $      4,884
                                                                   -----------           -----------          -----------
Balance at end of year                                                   4,884                 4,884                4,884
                                                                   -----------           -----------          -----------


 Additional paid-in capital

Balance at beginning of year                                           153,283               153,283              123,283
Capital contributions                                                        -                     -               30,000
                                                               ---------------       ---------------           ----------
Balance at end of year                                                 153,283               153,283              153,283
                                                                     ---------             ---------            ---------


Retained earnings

  Balance at beginning of year                                         236,521               181,887              139,528
  Net income                                                            47,387                54,634               42,359
                                                                    ----------            ----------           ----------

  Balance at end of year                                               283,908               236,521              181,887
                                                                     ---------             ---------            ---------


Accumulated other comprehensive income

 Balance at beginning of year                                          121,549               114,490               62,814
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                     (374,203)               10,860               79,497
  Deferred income tax benefit (expense) on
      changes                                                          130,971                (3,801)             (27,821)
                                                                    ----------            ----------            ---------

  Balance at end of year                                              (121,683)              121,549              114,490
                                                                    ----------             ---------            ---------


               Total capital funds                                  $  320,392            $  516,237           $  454,544
                                                                     =========             =========            =========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                           Years  ended   December 31,
                                                                             1999               1998               1997
                                                                         ------------         -------            --------

Cash flows from operating activities:

 Net income                                                               $   47,387        $     54,634       $    42,359

 Adjustments  to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                294,389             250,810           121,325
 Change in premiums and insurance balances
  receivable and payable -net                                                 (3,398)               (753)           (5,346)
 Change in reinsurance assets                                                (27,806)            (11,301)          157,710
 Change in deferred policy acquisition costs                                 (52,832)            (49,305)          (34,248)
 Change in investment income due and accrued                                     846              (8,894)           22,133
 Realized capital losses                                                      11,240                 334             3,025
 Change in current and deferred income taxes -net                              5,480               9,330             2,689
 Change in reserves for commissions, expenses and taxes                       (6,312)              9,599            13,243
 Change in other assets and liabilities - net                                 26,888             (61,575)           69,582
                                                                          ----------          -----------        ---------
         Total adjustments                                                   248,495             138,245           350,113
                                                                           ---------           ---------          --------
 Net cash provided by operating activities                                   295,882             192,879           392,472
                                                                           ---------           ---------          --------

Cash flows from investing activities:

 Cost of fixed maturities, at market, sold                                   564,697             282,756            23,816
 Cost of fixed maturities, at market, matured or redeemed                    318,833             340,435           153,963
 Cost of equity securities sold                                                1,032               1,039             3,676
 Cost of real estate sold                                                          -               2,585                 -
 Realized capital losses                                                     (11,240)              1,666             1,975
 Purchase of fixed maturities                                             (1,685,038)         (1,865,768)         (804,262)
 Purchase of equity securities                                               (33,567)            (18,559)           (1,750)
 Purchase of real estate                                                           -                (341)             (413)
 Mortgage loans granted                                                     (134,988)           (202,484)          (87,690)
 Repayments of mortgage loans                                                258,159              83,035            29,298
 Change in policy loans                                                      367,154             485,868           377,124
 Change in short-term investments                                            (58,973)            504,208          (567,876)
 Change in other invested assets                                             (23,336)            (11,706)            6,294
 Other - net                                                                  (2,826)            (27,908)           11,917
                                                                          ----------          -----------       ----------
  Net cash used in investing activities                                     (440,093)           (425,174)         (853,928)
                                                                            --------           ----------        ---------

Cash flows from financing activities:

 Change in policyholders' funds on deposit                                   139,509             231,951           430,808
  Proceeds from capital contribution                                               -                   -            30,000
                                                                      --------------    ----------------        ----------
   Net cash provided by financing activities                                 139,509             231,951           460,808
                                                                            --------          ----------         ---------

Change in cash                                                                (4,702)               (344)             (648)
Cash at beginning of period                                                    4,788               5,132             5,780
                                                                          ----------        ------------        ----------
Cash at end of period                                                  $          86       $       4,788       $     5,132
                                                                        ============        ============        ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                               Years  ended   December 31,

                                                                          1999                    1998               1997
                                                                    -----------------       ----------              ------

Comprehensive income

Net income                                                            $      47,387        $      54,634       $     42,359
                                                                       ------------         ------------        -----------
Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                              (374,203)              10,860             79,497
 Changes due to deferred income tax benefit
       (expense) on changes                                                 130,971               (3,801)          (27,821)
                                                                        -----------        -------------         ---------

  Other comprehensive income                                               (243,232)               7,059            51,676
                                                                         ----------        --------------        ---------

 Comprehensive income                                                   $  (195,845)        $     61,693        $   94,035
                                                                         ==========-         ===========         =========



















                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,540,000 and $2,448,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                                                        Years ended  December 31,

                                                                                1999            1998              1997

        Fixed maturities                                                      $330,806          $284,267         $200,097
        Equity securities                                                        1,670               622               58
        Mortgage loans                                                          37,255            36,464           28,714
        Real estate                                                              2,253             2,406            2,254
        Policy loans                                                            55,832           120,927          148,555
        Cash and short-term investments                                          7,349             9,346            3,582
          Other invested assets                                                 15,141             8,015            2,380
                                                                             ---------         ---------        ---------
                  Total investment income                                      450,306           462,047          385,640
        Investment expenses                                                      6,443             4,899            3,772
                                                                             ---------         ---------        ---------

                  Net investment income                                       $443,863          $457,148         $381,868
                                                                               =======           =======          =======


2.   Investment Information - (continued)

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                        Years ended December 31,

                                                                                 1999              1998             1997
                                                                             ----------           -------          ------

    Realized (losses) gains on investments:
        Fixed maturities                                                     $ (11,100)     $          -    $          -
        Equity securities                                                           86                84            1,975
        Mortgage loans                                                               -            (2,000)          (5,000)
        Real estate                                                                  -             1,561                -
        Other invested assets                                                     (226)               21                -
                                                                           -----------         ---------     ------------
        Realized losses                                                      $ (11,240)         $   (334)       $  (3,025)
                                                                              ========           =======         =========

    Change in unrealized appreciation (depreciation) of investments:

          Fixed maturities                                                   $(344,180)         $( 1,131)        $ 77,422

        Equity securities                                                       (2,673)            1,203             (626)
          Other invested assets                                                (27,350)           10,788            2,701
                                                                             ----------          -------        ---------
        Change in unrealized appreciation
        (depreciation) of investments                                        $(374,203)          $10,860         $ 79,497
                                                                              -========           ======          =======


          Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $564,697,000, $282,756,000, and $23,816,000, respectively.

          During 1999,  1998 and 1997,  gross gains of  $8,603,000,  $0, and $0,
          respectively,   and  gross   losses  of   $19,703,000,   $0,  and  $0,
          respectively, were realized on dispositions of fixed maturity investments.

          During  1999,  1998 and 1997,  gross  gains of $87,000,  $84,000,  and
          $1,975,000, respectively, and gross losses of $1,000, $0, and $0, respectively, were realized on disposition of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments: At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $3,635,000 and $2,854,000 and gross losses of $3,711,000 and $257,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):



                                                                               Gross            Gross        Estimated
        1999                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------
          Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     54,114     $      10,611   $         549     $    64,176
          States, municipalities and

              political subdivisions                        298,831             8,474           2,777         304,528
          Foreign governments                                20,242               947             109          21,080
          All other corporate                             4,516,835            30,080         233,820       4,313,095
                                                          ---------       -----------        --------       ---------

        Total fixed maturities                           $4,890,022      $     50,112      $  237,255      $4,702,879
                                                          =========       ===========        ========       =========

    -----------------------------------



                                                                               Gross            Gross        Estimated
        1998                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------

        Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     50,617     $      19,220   $          10     $    69,827
          States, municipalities and

              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201               -          37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

     The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                           Estimated
                                                                               Amortized                    Market
                                                                                 Cost                       Value
                                                                               --------                    ---------

        Due in one year or less                                                $   320,364                $   310,060
        Due after one year through five years                                    1,431,252                  1,385,475
        Due after five years through ten years                                   1,788,798                  1,708,343
        Due after ten years                                                      1,349,608                  1,299,001
                                                                                ----------                  ---------

                                                                               $ 4,890,022                 $4,702,879
                                                                                 =========                  =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $577,112,000 and $522,844,000, respectively; the estimated amortized cost was approximately $586,925,000 in 1999 and $504,077,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999 and 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $368,018,000 and $344,609,000, respectively, and an aggregate market value of $326,989,000 and $327,217,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

        Bankers Trust                                                 $  35,126
        Camden Property                                                  38,782
        Countrywide                                                      39,621
        Fort James                                                       36,202
        GMAC                                                             34,375
        Lehman Brothers                                                  35,698
        Morgan Stanley Capital                                           37,532
        Morgan Stanley Group                                             40,665
        RFCO                                                             33,501
        Simon Debartolo                                                  41,138
        Tower Funding                                                    49,489

        Other Invested Assets:
        Equity Linked Investors II, L.P.                              $  36,852

3.  Deferred Policy Acquisition Costs

          The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                                   Years  ended   December 31,

                                                                            1999             1998               1997
                                                                         ----------        ------             -------


        Balance at beginning of year                                      $167,840         $118,535           $84,287
        Acquisition costs deferred                                          73,097           71,430            50,927
        Amortization charged to income                                     (20,265)         (22,125)          (16,679)
                                                                          --------         --------          --------
        Balance at end of year                                            $220,672         $167,840          $118,535
                                                                           =======          =======           =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1999 and 1998 follows (in thousands):

                                                                                    1999                       1998
        Future Policy Benefits:
        Long duration contracts                                                $ 1,255,606               $    987,503
        Short duration contracts                                                    28,962                     14,741
                                                                               -----------               ------------
                                                                               $ 1,284,568                $ 1,002,244
                                                                                 =========                  =========

        Policyholders' funds on deposit:
        Annuities                                                              $ 1,598,685                $ 1,385,203
        Universal life                                                             212,907                    184,460
        Guaranteed investment contracts (GICs)                                     976,517                    669,035
        Corporate owned life insurance                                           1,816,969                  2,229,843
           Other investment contracts                                                7,285                      4,313
                                                                              ------------               ------------

                                                                                $ 4,612,363                 $ 4,472,854
                                                                                  =========                   =========

4.   Future Policy Benefits and Policyholders' Funds on Deposit - (continued)

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 7.4 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                  Years ended December 31,


                                                 1999                         1998                        1997
                                         -----------------------         ----------------            --------------

                                               Percent                      Percent                     Percent
                                                 of                            of                          of
                                               pre-tax                      pre-tax                     pre-tax
                                             operating                     operating                   operating

                                         Amount         Income            Amount    Income           Amount     Income
        "Expected" income tax
             expense                       $ 25,732       35.0%         $ 30,183     35.0%         $ 23,279      35.0%
        Prior year federal
             income tax benefit                 109         0.1              268      0.3                (6)        -
          State income tax                      198        0.3               599      0.7               673       1.0
        Other                                  (100)      (0.1)              388      0.5                77       0.1
                                           --------     ------         ---------    -----        ----------     -----
        Actual income tax expense           $25,939       35.3%         $ 31,438     36.5%         $ 24,023      36.1%
                                             ======     ======           =======     ====           =======      ====

     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                   Years ended December 31,

                                                                                1999                     1998
    Deferred tax assets:
        Adjustment to life policy reserves                                  $   74,579              $    59,903
        Unrealized depreciation of investments                                  65,527                        -
        Adjustments to mortgage loans and
              investment income due and accrued                                  5,009                    4,913
        Adjustment to policy and contract claims                                 1,959                    5,456
        Other                                                                    2,521                    2,406
                                                                            ----------                ---------
                                                                               149,595                   72,678
                                                                              --------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                   $   74,247              $    55,308
        Unrealized appreciation on investments                                       -                   65,445
        Fixed maturities discount                                                7,744                    4,911
        Other                                                                    4,036                    3,533
                                                                            ----------              -----------
                                                                                86,027                  129,197
                                                                             ---------                ---------

        Net deferred tax (asset) liability                                  $  (63,568)              $   56,519
                                                                             =========                =========

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $20,156,000, $21,184,000, and $20,311,000, respectively.

6.   Commitments and Contingencies

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1999                                        Fair               Carrying
                                                    Value               Amount


        Cash and short-term investments        $    222,763         $    222,763
        Fixed maturities                          4,702,879            4,702,879
        Equity securities                            51,610               51,610
        Mortgage and policy loans                   994,825              989,068

        Policyholders' funds on deposit         $ 4,627,170          $ 4,612,363


        1998                                        Fair               Carrying
                                                    Value                Amount

        Cash and short-term investments        $    168,492         $    168,492
        Fixed maturities                          4,238,045            4,238,045
        Equity securities                            21,748               21,748
        Mortgage and policy loans                 1,500,447            1,479,311

        Policyholders' funds on deposit         $ 4,554,644          $ 4,472,854

8.   Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,805,000 during 1999, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,955,000 at December 31, 1999 and $298,047,000 at December 31, 1998. Statutory net income amounted to $23,517,000, $28,789,000 and $35,350,000 for 1999, 1998 and 1997,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(11,240,000), $(334,000) and $(3,025,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $89,000, $272,000, and $373,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                         Payment

                 2000                                        $  4,714
                 2001                                           4,250
                 2002                                           3,773
                 2003                                           3,451
                 2004                                           1,831
        Remaining years after 2004                                  -
                                                              -------

                 Total                                        $18,019
                                                              =======

     Rent expense approximated $4,983,000, $4,450,000, and $3,881,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):



    December 31, 1999
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed            Net             to Net


      Life Insurance in Force             $55,097,927        $19,275,199      $ 850,313        $36,673,041          2.3%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                241,419             52,217          2,449            191,651          1.3%
          Accident and Health                 210,592            112,162        171,794            270,224         63.6%
          Annuity                             251,045                  -              -            251,045            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     703,056       $    164,379      $ 174,243      $     712,920         24.4%
                                         ============        ===========       ========       ============



    December 31, 1998
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed              Net           to Net


      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126                      -               -       269,126            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

    December 31, 1997
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded          Assumed              Net              to Net


      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999                      -               -       126,999            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $147,882,000, $111,580,000, and $100,029,000, respectively, for each of the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,251,000 and $1,000 for the year ended December 31, 1997. Premium income and ceding commission expense assumed from affiliates aggregated  $158,579,000  and  $31,710,000,  respectively,  for  1999, compared to $131,771,000 and $31,584,000, respectively, for 1998, and $110,529,000 and $24,853,000, respectively for 1997.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $38,845,000, $40,417,000 and $37,846,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $20,604,000, $23,132,000 and $18,134,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising fifty-nine subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account II; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
      Investments at Market Value:

                                                     Shares              Cost              Market Value
                                              --------------------------------------------------------------
AIM
  Capital Appreciation Fund                            13,473.865           $ 334,855             $ 479,400
  International Equity Fund                            27,571.074             554,714               807,557
Alliance
  Conservative Investors Portfolio                      2,934.676              39,465                39,415
  Global Bond Portfolio                                 1,392.310              15,739                15,665
  Global Dollar Government Portfolio                       19.951                 191                   214
  Growth Portfolio                                    135,490.669           3,302,844             4,551,131
  Growth & Income Portfolio                           118,857.542           2,496,396             2,589,910
  Growth Investors Portfolio                           14,109.342             215,377               241,693
  Money Market Portfolio                               30,956.920              30,956                30,956
  Premier Growth Portfolio                             16,401.606             541,489               663,441
  Technology Portfolio                                130,454.729           3,342,191             4,384,584
  Total Return Portfolio                                  139.972               2,413                 2,448
  Quasar Portfolio                                    100,273.238           1,262,932             1,303,552
  U.S. Government/High Grade Securities Portfolio          76.713                 935                   858
  Utility Income Portfolio                                 51.049                 920                 1,106
Anchor
  Capital Appreciation Portfolio                        1,452.187              74,567                82,804
  Government & Quality Bond Portfolio                   8,787.288             120,310               120,210
  Growth Portfolio                                        799.586              28,845                30,800
  Natural Resources Portfolio                             741.289              11,134                12,023
Dreyfus
  Small Company Stock Portfolio                        23,570.817             340,290               393,399
  Stock Index Portfolio                               132,228.166           4,151,339             5,084,173
  Zero Coupon 2000 Portfolio                            1,409.864              17,499                17,156
Fidelity
  Asset Manager Portfolio                              64,730.820           1,113,633             1,208,521
  Contrafund Portfolio                                 36,014.987             872,727             1,049,838
  Growth Portfolio                                    109,646.236           4,509,339             6,022,870
  High Income Portfolio                                42,812.152             484,672               484,205
  Investment Grade Bond Portfolio                      40,457.261             498,052               491,961
  Money Market Portfolio                            1,761,346.140           1,761,346             1,761,346
  Overseas Portfolio                                   24,504.130             495,219               672,397
SunAmerica
  Alliance Growth Portfolio                            20,057.491             690,507               769,605
  Aggressive Growth Portfolio                           6,244.706             119,770               145,877
  Asset Allocation Portfolio                            1,890.852              27,379                28,344
  Cash Management Portfolio                           169,827.747           1,835,840             1,849,423
  Corporate Bond Portfolio                                656.427               7,383                 7,300
  "Dogs" of Wall Street Portfolio                       3,708.923              33,523                33,233
  Emerging Markets Portfolio                            3,590.599              32,978                39,819
  Federated Value Portfolio                             9,834.379             156,562               162,956
  Global Bond Portfolio                                   295.259               3,194                 3,190
  Global Equities Portfolio                             1,740.013              33,657                37,914
  Growth-Income Portfolio                               4,490.075             134,696               146,241
  High-Yield Bond Portfolio                             8,942.888              92,717                93,723
  International Diversified Equities Portfolio         10,498.206             152,874               167,970
  International Growth & Income Portfolio               9,380.240             127,027               120,911
  MFS Growth & Income Portfolio                         5,738.599              77,264                80,111
  MFS Mid-Cap Growth Portfolio                          5,802.442              87,737                94,347
  MFS Total Return Portfolio                            2,900.907              41,659                41,512
  Putnam Growth Portfolio                               4,928.449             128,633               138,932
  Real Estate Portfolio                                   552.567               4,700                 4,869
  SunAmerica Balanced Portfolio                         5,042.349              90,003                99,032
  Utility Portfolio                                       752.833              10,771                10,827
  Venture Value Portfolio                               9,820.109             247,466               263,081
  Worldwide High Income Portfolio                          54.943                 566                   586
Van Eck
  Worldwide Emerging Markets Portfolio                  8,283.308              65,860               118,117
  Worldwide Hard Assets Portfolio                       6,542.928              65,819                71,708
Weiss,Peck & Greer
  Tomorrow Long Term Portfolio                          8,395.470              73,440                76,566
  Tomorrow Medium Term Portfolio                          536.633               4,911                 4,841
  Tomorrow Short Term Portfolio                           817.802               8,678                 8,186
                                                                  --------------------  --------------------
Total Investments                                                        $ 30,976,003          $ 37,162,854
     Total Assets                                                                              $ 37,162,854
                                                                                        ====================

EQUITY:
      Policy Owners' Equity                                                                    $ 37,162,854
                                                                                        ---------------------
                     Total Equity                                                              $ 37,162,854
                                                                                        =====================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999


                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Investment Income (Loss):
    Dividends                                    $1,332,831             $10,005            $26,327
Expenses:
    Mortality & Expense Risk Fees                   224,586               2,575              4,077
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                      1,108,245               7,430             22,250
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                  1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation)                            4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments               5,905,218             128,180            244,446
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                    $7,013,463            $135,610           $266,696
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond            Government
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,311                $322                $31
Expenses:
    Mortality & Expense Risk Fees                       338                 109                  2
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          2,973                 213                 29
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation)                               (1,782)               (364)                15
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                  (1,450)               (836)                16
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,523               ($623)               $45
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                      $270,895            $228,364            $22,202
Expenses:
    Mortality & Expense Risk Fees                    31,382              20,015              2,024
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        239,513             208,349             20,178
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation)                              690,619             (46,210)               700
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  843,700              13,420             12,053
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,083,213            $221,769            $32,231
                                              ==============     ===============      =============


                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $30,720             $20,021             $4,775
Expenses:
    Mortality & Expense Risk Fees                     1,926               3,973              3,655
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         28,794              16,048              1,120
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0            105,394
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  322,423                   0            106,290
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $351,217             $16,048           $107,410
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,163                $230             $1,251
Expenses:
    Mortality & Expense Risk Fees                    16,479                  22              5,084
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        (13,316)                208             (3,833)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation)                              860,253                 (78)            94,963
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                1,456,617                 (71)           238,245
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,443,301                $137           $234,412
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                  Grade             Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                           $60                 $44               $209
Expenses:
    Mortality & Expense Risk Fees                         8                  10                 71
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             52                  34                138
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation)                                  (78)                134              8,237
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                      (83)                144             13,622
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          ($31)               $178            $13,760
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $1,993                $116                 $0
Expenses:
    Mortality & Expense Risk Fees                       145                  50                 10
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          1,848                  66                (10)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation)                                 (100)              1,955                890
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   (2,088)              6,451                891
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                         ($240)             $6,517               $881
                                              ==============     ===============      =============


                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0             $82,801               $930
Expenses:
    Mortality & Expense Risk Fees                     2,786              35,158                155
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         (2,786)             47,643                775
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation)                               49,961             534,775               (456)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   32,785             678,651               (460)
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $29,999            $726,294               $315
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $61,501             $13,299           $360,271
Expenses:
    Mortality & Expense Risk Fees                     9,130               5,958             40,086
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         52,371               7,341            320,185
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation)                               50,732             139,635            916,601
                                              --------------     ---------------      -------------

    Net Gain (Loss) on Investments                   50,594             156,330          1,141,638
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $102,965            $163,671         $1,461,823
                                              ==============     ===============      =============


                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $25,817             $11,228           $104,828
Expenses:
    Mortality & Expense Risk Fees                     3,902               3,790             18,801
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         21,915               7,438             86,027
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation)                               17,353             (12,354)                 0
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    4,428             (13,466)                 0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,343             ($6,028)           $86,027
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $16,156                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                     4,369                 904                123
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         11,787                (904)              (123)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation)                              173,424              79,099             26,106
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  176,884              84,768             28,038
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $188,671             $83,864            $27,915
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0             $10,746                 $0
Expenses:
    Mortality & Expense Risk Fees                        32               4,228                  6
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (32)              6,518                 (6)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation)                                  965              13,584                (84)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,042              17,743                (60)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,010             $24,261               ($66)
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                        26                  44                121
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (26)                (44)              (121)
                                              --------------     ---------------      -------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation)                                 (291)              6,842              6,394
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                    (694)              7,803              6,323
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($720)             $7,759             $6,202
                                              ==============     ===============      =============


                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         4                  64                182
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (4)                (64)              (182)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation)                                   (2)              4,258             11,546
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                       (2)              5,838             15,634
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                           ($6)             $5,774            $15,452
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0            $10,764
Expenses:
    Mortality & Expense Risk Fees                        70                 144                100
                                              --------------     ---------------      -------------
 Net Investment Income (Loss)                           (70)               (144)             10,664
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation)                                1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,320              14,622             (6,067)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,250             $14,478             $4,597
                                              ==============     ===============      =============

                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0              $1,260                 $0
Expenses:
    Mortality & Expense Risk Fees                       122                  59                 50
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (122)              1,201                (50)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation)                                2,847               6,611               (146)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    6,328              10,130                367
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,206             $11,331               $317
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                       198                   4                101
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (198)                 (4)              (101)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation)                               10,300                 168              9,028
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   16,836                 168              9,242
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,638                $164             $9,141
                                              ==============     ===============      =============

                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         5                 227                  0
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (5)               (227)                 0
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation)                                   55              15,614                 19
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                      64              15,351                 22
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                           $59             $15,124                $22
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                 VanEck              VanEck               WP&G
                                                Worldwide          Worldwide            Tomorrow
                                                Emerging              Hard                Long
                                                 Markets             Assets               Term
                                                  Fund                Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0                $544             $7,635

Expenses:
     Mortality & Expense Risk Fees                      562                 405                607
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (562)                139              7,028
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,139              (8,908)               692
    Change in Unrealized Appreciation
        (Depreciation)                               49,606              18,485             (1,304)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   52,745               9,577               (612)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $52,183              $9,716             $6,416
                                              ==============     ===============      =============


                                                  WP&G                WP&G
                                                Tomorrow            Tomorrow
                                                 Medium              Short
                                                  Term                Term
                                                Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $414                $598
Expenses:
    Mortality & Expense Risk Fees                        44                  64
                                              --------------     ---------------
 Net Investment Income (Loss)                           370                 534
                                              --------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         19                  68
    Change in Unrealized Appreciation
        (Depreciation)                                 (206)               (543)
                                              --------------     ---------------
    Net Gain (Loss) on Investments                     (187)               (475)
                                               --------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $183                 $59
                                              ==============     ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998

                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Investment Income (Loss):
    Dividends                                      $733,252              $5,326               $1,878
Expenses:
    Mortality & Expense Risk Fees                   106,392                 694                1,405
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        626,860               4,632                  473
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation)                            1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                2,039,572              25,462              (14,306)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $2,666,432             $30,094             ($13,833)
                                              ==============     ===============      ===============



                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,086                 $18                   $0
Expenses:
    Mortality & Expense Risk Fees                       263                  20                    0
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          1,823                  (2)                   0
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation)                                  691                 289                   10
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    1,774                 308                   12
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,597                $306                  $12
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $110,505            $111,284              $14,073
Expenses:
    Mortality & Expense Risk Fees                    16,449              10,688                1,473
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         94,056             100,596               12,600
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation)                              394,461              63,586               17,434
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  431,111             119,329               21,197
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $525,167            $219,925              $33,797
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0              $2,482                 $233
Expenses:
    Mortality & Expense Risk Fees                       334                 482                2,105
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                           (334)              2,000               (1,872)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0               16,562
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   54,637                   0               47,443
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $54,303              $2,000              $45,571
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements



                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $715                  $0              $31,614
Expenses:
    Mortality & Expense Risk Fees                     5,537                   1                3,978
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (4,822)                 (1)              27,636
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation)                              197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  368,869                 112              (35,026)
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $364,047                $111              ($7,390)
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                  Grade             Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0               $1,151
Expenses:
    Mortality & Expense Risk Fees                         0                   0                1,653
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                              0                   0                 (502)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation)                                    0                  52                8,859
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                       0                  52                6,378
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $0                 $52               $5,876
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $30,188                $705              $60,993
Expenses:
    Mortality & Expense Risk Fees                    16,095                 116                5,125
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         14,093                 589               55,868
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation)                              348,632                  37               18,503
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  438,792                 154               29,137
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $452,885                $743              $85,005
                                              ==============     ===============      ===============




                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $1,859            $181,333              $33,968
Expenses:
    Mortality & Expense Risk Fees                     1,067              17,992                2,593
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            792             163,341               31,375
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation)                               37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                  40,675             536,774              (36,743)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $41,467            $700,115              ($5,368)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $9,614             $72,672              $29,556
Expenses:
    Mortality & Expense Risk Fees                     1,360              12,336                3,291
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          8,254              60,336               26,265
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation)                                2,966                   0                1,403
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    2,862                   0               23,951
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $11,116             $60,336              $50,216
                                              ==============     ===============      ===============



                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Investment Income (Loss):
    Dividends                                       $24,879                  $0               $4,567
Expenses:
    Mortality & Expense Risk Fees                       466                  80                  292
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         24,413                 (80)               4,275
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation)                               (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  (15,874)              2,415              (16,630)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $8,539              $2,335             ($12,355)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $948                $287                 $318
Expenses:
    Mortality & Expense Risk Fees                       423                  41                   33
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            525                 246                  285
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation)                                4,736                 390                   67
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    6,172                 421                  114
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,697                $667                 $399
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                  1997

                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $208,147                $306              $27,680
Expenses:
    Mortality & Expense Risk Fees                    41,401                 139                6,211
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        166,746                 167               21,469
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation)                              366,321                 586              138,629
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  572,528               1,186              176,249
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $739,274              $1,353             $197,718
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $27,385              $2,233                 $544
Expenses:
    Mortality & Expense Risk Fees                     4,386                 756                1,659
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         22,999               1,477               (1,115)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation)                               68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   86,585               9,200                1,725
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $109,584             $10,677                 $610
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Investment Income (Loss):
    Dividends                                          $114              $2,290              $30,945
Expenses:
    Mortality & Expense Risk Fees                     1,578                 188                4,258
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (1,464)              2,102               26,687
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation)                               11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   20,928              (5,819)              83,170
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $19,464             ($3,717)            $109,857
                                              ==============     ===============      ===============



                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $584             $24,048              $29,644
Expenses:
    Mortality & Expense Risk Fees                        73               2,502                8,178
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            511              21,546               21,466
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation)                                   83              19,239               90,042
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       12              27,839              145,408
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $523             $49,385             $166,874
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $4,849              $3,074              $38,596
Expenses:
    Mortality & Expense Risk Fees                     1,566                 553                6,480
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          3,283               2,521               32,116
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation)                               11,697               2,132                    0
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   23,178               2,454                    0
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,461              $4,975              $32,116
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Investment Income (Loss):
    Dividends                                       $11,804                $832                 $485
Expenses:
    Mortality & Expense Risk Fees                     2,117                 489                  166
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          9,687                 343                  319
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation)                               (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   (2,237)              3,953               (1,066)
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $7,450              $4,296                ($747)
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,143                $335                 $256
Expenses:
    Mortality & Expense Risk Fees                        85                   4                   13
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          2,058                 331                  243
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation)                                 (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       (1)               (252)                  16
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,057                 $79                 $259
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                 $1,108,245              $7,430            $22,250
    Realized Gain (Loss) on Investment Activity   1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               7,013,463             135,610            266,696
                                              --------------     ---------------      -------------
 Capital Transactions:
    Contract Deposits and Transfers              16,057,267             191,533            350,534
    Cost Of Insurance Charge                     (2,371,415)            (34,739)           (48,131)
    Policy Loans                                   (467,311)             (6,129)            (4,309)
    Contract Withdrawals                         (1,231,246)             (7,120)            (1,849)
    Death Benefits                                  (19,183)               (532)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                    11,968,112             143,013            296,245
                                              --------------     ---------------      -------------
 Total Increase (Decrease) in Net Assets         18,981,575             278,623            562,941
Net Assets, at Beginning of Year                 18,181,279             200,777            244,616
                                              --------------     ---------------      -------------
Net Assets, at End of Year                      $37,162,854            $479,400           $807,557
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,973                $213                $29
    Realized Gain (Loss) on Investment Activity         332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,782)               (364)                15
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,523                (623)                45
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   9,205               9,418                  0
    Cost Of Insurance Charge                         (3,200)             (1,677)               (53)
    Policy Loans                                     (1,019)                  0                  0
    Contract Withdrawals                                (89)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         4,897               7,741                (53)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               6,420               7,118                 (8)
Net Assets, at Beginning of Year                     32,995               8,547                222
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $39,415             $15,665               $214
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $239,513            $208,349            $20,178
    Realized Gain (Loss) on Investment Activity     153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments               690,619             (46,210)               700
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,083,213             221,769             32,231
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers               1,119,286             155,452             44,115
    Cost Of Insurance Charge                       (281,233)           (202,332)           (14,016)
    Policy Loans                                    (67,291)            (39,707)            (6,664)
    Contract Withdrawals                           (128,553)            (55,146)            (9,348)
    Death Benefits                                   (1,534)             (1,017)              (273)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       640,675            (142,750)            13,814
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           1,723,888              79,019             46,045
Net Assets, at Beginning of Year                  2,827,243           2,510,891            195,648
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,551,131          $2,589,910           $241,693
                                              ==============     ===============      =============

                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $28,794             $16,048             $1,120
    Realized Gain (Loss) on Investment Activity     322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0            105,394
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 351,217              16,048            107,410
                                               --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                (348,680)             20,790            475,404
    Cost Of Insurance Charge                         (2,537)            (26,366)           (64,005)
    Policy Loans                                          0                   0             (1,748)
    Contract Withdrawals                                  0                   0             (5,587)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (351,217)             (5,576)           404,064
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              10,472            511,474
Net Assets, at Beginning of Year                          0              20,484            151,967
                                              --------------     ---------------      -------------

Net Assets, at End of Year                               $0             $30,956           $663,441
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   ($13,316)               $208            ($3,833)
    Realized Gain (Loss) on Investment Activity     596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments               860,253                 (78)            94,963
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               1,443,301                 137            234,412
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers               2,359,314                   0            804,931
    Cost Of Insurance Charge                       (159,124)               (219)           (44,995)
    Policy Loans                                    (23,231)                  0             (3,851)
    Contract Withdrawals                            (43,776)                  0            (10,477)
    Death Benefits                                        0                   0               (348)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     2,133,183                (219)           745,260
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           3,576,484                 (82)           979,672
Net Assets, at Beginning of Year                    808,100               2,530            323,880
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,384,584              $2,448         $1,303,552
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                 Grade              Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $52                 $34               $138
    Realized Gain (Loss) on Investment Activity          (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (78)                134              8,237
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (31)                178             13,760
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                       0                   0             72,791
    Cost Of Insurance Charge                            (79)                (92)            (3,747)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           (79)                (92)            69,044
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                (110)                 86             82,804
Net Assets, at Beginning of Year                        968               1,020                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                             $858              $1,106            $82,804
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,848                 $66               ($10)
    Realized Gain (Loss) on Investment Activity      (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (100)              1,955                890
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (240)              6,517                881
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 121,869              24,961             11,419
    Cost Of Insurance Charge                         (1,419)               (678)              (277)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       120,450              24,283             11,142
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             120,210              30,800             12,023
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $120,210             $30,800            $12,023
                                              ==============     ===============      =============

                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($2,786)            $47,643               $775
    Realized Gain (Loss) on Investment Activity     (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                49,961             534,775               (456)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  29,999             726,294                315
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 160,056           2,254,428              5,613
    Cost Of Insurance Charge                        (26,925)           (411,576)            (1,842)
    Policy Loans                                     (2,946)            (54,271)                 0
    Contract Withdrawals                            (14,410)           (143,533)              (488)
    Death Benefits                                     (403)             (2,534)               (21)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       115,372           1,642,514              3,262
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             145,371           2,368,808              3,577
Net Assets, at Beginning of Year                    248,028           2,715,365             13,579
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $393,399          $5,084,173            $17,156
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $52,371              $7,341           $320,185
    Realized Gain (Loss) on Investment Activity        (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,732             139,635            916,601
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 102,965             163,671          1,461,823
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 422,099             673,063          2,250,185
    Cost Of Insurance Charge                        (90,397)            (68,090)          (402,276)
    Policy Loans                                    (12,318)               (960)           (89,548)
    Contract Withdrawals                             (3,454)            (13,989)          (239,317)
    Death Benefits                                   (4,218)               (699)            (6,501)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       311,712             589,325          1,512,543
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             414,677             752,996          2,974,366
Net Assets, at Beginning of Year                    793,844             296,842          3,048,504
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $1,208,521          $1,049,838         $6,022,870
                                              ==============     ===============      =============

                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $21,915              $7,438            $86,027
    Realized Gain (Loss) on Investment Activity     (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                17,353             (12,354)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,343              (6,028)            86,027
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 255,870             379,969           (421,803)
    Cost Of Insurance Charge                        (32,070)            (40,235)          (183,797)
    Policy Loans                                     (4,373)             (7,710)            (2,013)
    Contract Withdrawals                            (24,692)            (42,753)          (465,487)
    Death Benefits                                     (182)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       194,553             289,271         (1,073,100)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             220,896             283,243           (987,073)
Net Assets, at Beginning of Year                    263,309             208,718          2,748,419
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $484,205            $491,961         $1,761,346
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $11,787               ($904)             ($123)
    Realized Gain (Loss) on Investment Activity       3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments               173,424              79,099             26,106
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 188,671              83,864             27,915
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 175,116             700,521            127,356
    Cost Of Insurance Charge                        (47,710)            (14,780)            (5,960)
    Policy Loans                                     (7,700)                  0             (3,434)
    Contract Withdrawals                            (15,290)                  0                  0
    Death Benefits                                     (921)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       103,495             685,741            117,962
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             292,166             769,605            145,877
Net Assets, at Beginning of Year                    380,231                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $672,397            $769,605           $145,877
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($32)             $6,518                ($6)
    Realized Gain (Loss) on Investment Activity          77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   965              13,584                (84)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,010              24,261                (66)
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  31,387           2,021,308              7,497
    Cost Of Insurance Charge                           (619)           (101,346)              (131)
    Policy Loans                                     (3,434)            (94,800)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        27,334           1,825,162              7,366
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              28,344           1,849,423              7,300
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $28,344          $1,849,423             $7,300
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($26)               ($44)             ($121)
    Realized Gain (Loss) on Investment Activity        (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (291)              6,842              6,394
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (720)              7,759              6,202
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  35,255              34,750            157,965
    Cost Of Insurance Charge                         (1,302)             (2,690)            (1,211)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        33,953              32,060            156,754
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              33,233              39,819            162,956
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $33,233             $39,819           $162,956
                                              ==============     ===============      =============




                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($4)               ($64)             ($182)
    Realized Gain (Loss) on Investment Activity           0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (2)              4,258             11,546
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      (6)              5,774             15,452
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   3,222              33,441            151,611
    Cost Of Insurance Charge                            (26)             (1,301)            (3,677)
    Policy Loans                                          0                   0            (17,145)
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         3,196              32,140            130,789
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               3,190              37,914            146,241
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                           $3,190             $37,914           $146,241
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($70)              ($144)           $10,664
    Realized Gain (Loss) on Investment Activity         315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,250              14,478              4,597
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  93,353             161,448            118,221
    Cost Of Insurance Charge                           (880)             (1,101)            (1,907)
    Policy Loans                                          0              (6,855)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        92,473             153,492            116,314
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              93,723             167,970            120,911
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $93,723            $167,970           $120,911
                                              ==============     ===============      =============


                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($122)             $1,201               ($50)
    Realized Gain (Loss) on Investment Activity       3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,847               6,611               (146)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,206              11,331                317
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  76,010              88,561             42,507
    Cost Of Insurance Charge                         (2,105)             (2,111)            (1,312)
    Policy Loans                                          0              (3,434)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        73,905              83,016             41,195
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              80,111              94,347             41,512
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $80,111             $94,347            $41,512
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($198)                ($4)             ($101)
    Realized Gain (Loss) on Investment Activity       6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,300                 168              9,028
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,638                 164              9,141
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 126,661               4,786             93,271
    Cost Of Insurance Charge                         (4,367)                (81)            (3,380)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       122,294               4,705             89,891
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             138,932               4,869             99,032
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $138,932              $4,869            $99,032
                                              ==============     ===============      =============


                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($5)              ($227)                $0
    Realized Gain (Loss) on Investment Activity           9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    55              15,614                 19
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      59              15,124                 22
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  11,073             253,251                620
    Cost Of Insurance Charge                           (305)             (5,294)               (56)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        10,768             247,957                564
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              10,827             263,081                586
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $10,827            $263,081               $586
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                     VanEck              VanEck
                                                 VanEck            Worldwide           Worldwide
                                                Worldwide           Emerging              Hard
                                                Balanced            Markets              Assets
                                                  Fund                Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0               ($562)              $139
    Realized Gain (Loss) on Investment Activity           0               3,139             (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0              49,606             18,485
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0              52,183              9,716
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                       0              43,593             39,406
    Cost Of Insurance Charge                              0              (7,198)            (6,367)
    Policy Loans                                          0                   0               (298)
    Contract Withdrawals                                  0                   0             (5,309)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             0              36,395             27,432
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              88,578             37,148
Net Assets, at Beginning of Year                          0              29,539             34,560
                                              --------------     ---------------      -------------
Net Assets, at End of Year                               $0            $118,117            $71,708
                                              ==============     ===============      =============


                                                  WP&G                WP&G                WP&G
                                                Tomorrow            Tomorrow            Tomorrow
                                                  Long               Medium              Short
                                                  Term                Term                Term
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $7,028                $370               $534
    Realized Gain (Loss) on Investment Activity         692                  19                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,304)               (206)              (543)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,416                 183                 59
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  20,325                 557              2,373
    Cost Of Insurance Charge                         (6,733)               (365)              (973)
    Policy Loans                                     (1,784)               (339)                 0
    Contract Withdrawals                               (579)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        11,229                (147)             1,400
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              17,645                  36              1,459
Net Assets, at Beginning of Year                     58,921               4,805              6,727
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $76,566              $4,841             $8,186
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $626,860              $4,632                 $473
    Realized Gain (Loss) on Investment Activity     519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets Resulting
    From Operations                               2,666,432              30,094              (13,833)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers              10,229,110             183,463              279,691
    Cost Of Insurance Charge                     (1,571,906)            (12,343)             (20,406)
    Policy Loans                                   (212,191)                  0                    0
    Contract Withdrawals                           (202,369)               (437)                (836)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     8,242,644             170,683              258,449
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets          10,909,076             200,777              244,616
Net Assets, at Beginning of Year                  7,272,203                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                      $18,181,279            $200,777             $244,616
                                              ==============     ===============      ===============


                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond              Government
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,823                 ($2)                  $0
    Realized Gain (Loss) on Investment Activity       1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   691                 289                   10
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,597                 306                   12
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                   8,717               8,748                  241
    Cost Of Insurance Charge                         (2,651)               (507)                 (31)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (740)                  0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         5,326               8,241                  210
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               8,923               8,547                  222
Net Assets, at Beginning of Year                     24,072                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $32,995              $8,547                 $222
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $94,056            $100,596              $12,600
    Realized Gain (Loss) on Investment Activity      36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments               394,461              63,586               17,434
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 525,167             219,925               33,797
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers               1,465,361           1,726,082               67,671
    Cost Of Insurance Charge                       (210,721)           (152,262)             (18,064)
    Policy Loans                                    (30,640)            (25,729)              (2,299)
    Contract Withdrawals                            (44,972)            (21,460)              (2,915)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,179,028           1,526,631               44,393
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,704,195           1,746,556               78,190
Net Assets, at Beginning of Year                  1,123,048             764,335              117,458
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,827,243          $2,510,891             $195,648
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($334)             $2,000              ($1,872)
    Realized Gain (Loss) on Investment Activity      54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0               16,562
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  54,303               2,000               45,571
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (46,424)             30,250              127,213
    Cost Of Insurance Charge                         (7,879)            (11,766)             (19,989)
    Policy Loans                                          0                   0                 (267)
    Contract Withdrawals                                  0                   0                 (561)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (54,303)             18,484              106,396
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                   0              20,484              151,967
Net Assets, at Beginning of Year                          0                   0                    0
                                              --------------     ---------------      ---------------

Net Assets, at End of Year                               $0             $20,484             $151,967
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($4,822)                ($1)             $27,636
    Realized Gain (Loss) on Investment Activity     171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments               197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 364,047                 111               (7,390)
                                              --------------     ---------------      ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 280,314               2,477              144,506
    Cost Of Insurance Charge                        (66,804)                (58)             (36,287)
    Policy Loans                                    (12,128)                  0              (10,340)
    Contract Withdrawals                            (12,390)                  0               (8,285)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       188,992               2,419               89,594
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             553,039               2,530               82,204
Net Assets, at Beginning of Year                    255,061                   0              241,676
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $808,100              $2,530             $323,880
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                 Grade              Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0                  $0                ($502)
    Realized Gain (Loss) on Investment Activity           0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                  52                8,859
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0                  52                5,876
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                     991                 991              141,312
    Cost Of Insurance Charge                            (23)                (23)             (22,440)
    Policy Loans                                          0                   0               (1,455)
    Contract Withdrawals                                  0                   0               (2,646)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           968                 968              114,771
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                 968               1,020              120,647
Net Assets, at Beginning of Year                          0                   0              127,381
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                             $968              $1,020             $248,028
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $14,093                $589              $55,868
    Realized Gain (Loss) on Investment Activity      90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments               348,632                  37               18,503
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 452,885                 743               85,005
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,648,311               4,317              385,929
    Cost Of Insurance Charge                       (264,577)             (2,247)             (60,284)
    Policy Loans                                    (35,221)                  0               (1,634)
    Contract Withdrawals                            (30,468)                  0               (3,078)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,318,045               2,070              320,933
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,770,930               2,813              405,938
Net Assets, at Beginning of Year                    944,435              10,766              387,906
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,715,365             $13,579             $793,844
                                              ==============     ===============      ===============


                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $792            $163,341              $31,375
    Realized Gain (Loss) on Investment Activity       3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  41,467             700,115               (5,368)
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 273,708           1,519,887               18,962
    Cost Of Insurance Charge                        (18,289)           (264,617)             (31,215)
    Policy Loans                                          0             (38,305)                (541)
    Contract Withdrawals                                (44)            (32,651)              (5,710)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       255,375           1,184,314              (18,504)
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             296,842           1,884,429              (23,872)
Net Assets, at Beginning of Year                          0           1,164,075              287,181
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $296,842          $3,048,504             $263,309
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,254             $60,336              $26,265
    Realized Gain (Loss) on Investment Activity        (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,966                   0                1,403
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  11,116              60,336               50,216
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 133,629           1,794,587               22,097
    Cost Of Insurance Charge                        (15,077)           (262,012)             (46,489)
    Policy Loans                                          0             (47,336)              (4,988)
    Contract Withdrawals                               (446)            (23,046)              (8,945)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       118,106           1,462,193              (38,325)
                                              --------------     ---------------      ---------------

Total Increase (Decrease) in Net Assets             129,222           1,522,529               11,891
Net Assets, at Beginning of Year                     79,496           1,225,890              368,340
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $208,718          $2,748,419             $380,231
                                              ==============     ===============      ===============


                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $24,413                ($80)              $4,275
    Realized Gain (Loss) on Investment Activity     (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   8,539               2,335              (12,355)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 (89,148)             28,877               22,362
    Cost Of Insurance Charge                         (7,250)             (1,673)              (5,001)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (456)                  0                 (666)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (96,854)             27,204               16,695
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             (88,315)             29,539                4,340
Net Assets, at Beginning of Year                     88,315                   0               30,220
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                               $0             $29,539              $34,560
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $525                $246                 $285
    Realized Gain (Loss) on Investment Activity       1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 4,736                 390                   67
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,697                 667                  399
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                  38,804                 534                4,650
    Cost Of Insurance Charge                         (9,742)               (536)                (643)
    Policy Loans                                     (1,308)                  0                    0
    Contract Withdrawals                             (1,420)                  0                 (197)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        26,334                  (2)               3,810
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              33,031                 665                4,209
Net Assets, at Beginning of Year                     25,890               4,140                2,518
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $58,921              $4,805               $6,727
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $166,746                $167              $21,469
    Realized Gain (Loss) on Investment Activity     206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation) of Investments               366,321                 586              138,629
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 739,274               1,353              197,718
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               5,563,491              15,647              816,168
    Cost Of Insurance Charge                       (775,349)             (2,705)            (117,612)
    Policy Loans                                    (94,631)                  0               (6,689)
    Contract Withdrawals                            (82,467)               (239)             (19,879)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     4,611,044              12,703              671,988
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           5,350,318              14,056              869,706
Net Assets, at Beginning of Year                  1,921,885              10,016              253,342
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $7,272,203             $24,072           $1,123,048
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $22,999              $1,477              ($1,115)
    Realized Gain (Loss) on Investment Activity      18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation) of Investments                68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 109,584              10,677                  610
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 574,019              64,609              274,635
    Cost Of Insurance Charge                        (74,918)            (11,672)             (19,431)
    Policy Loans                                     (5,180)                  0                 (101)
    Contract Withdrawals                             (5,967)             (2,220)              (8,527)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       487,954              50,717              246,576
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             597,538              61,394              247,186
Net Assets, at Beginning of Year                    166,797              56,064                7,875
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $764,335            $117,458             $255,061
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,464)             $2,102              $26,687
    Realized Gain (Loss) on Investment Activity       9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  19,464              (3,717)             109,857
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 236,458             133,412              781,031
    Cost Of Insurance Charge                        (17,506)             (2,314)             (90,065)
    Policy Loans                                       (387)                  0               (1,032)
    Contract Withdrawals                             (1,093)                  0               (7,423)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       217,472             131,098              682,511
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             236,936             127,381              792,368
Net Assets, at Beginning of Year                      4,740                   0              152,067
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $241,676            $127,381             $944,435
                                              ==============     ===============      ===============

                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $511             $21,546              $21,466
    Realized Gain (Loss) on Investment Activity         (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    83              19,239               90,042
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     523              49,385              166,874
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  11,738             288,591              496,116
    Cost Of Insurance Charge                         (4,235)            (42,651)            (148,843)
    Policy Loans                                          0                (167)             (24,473)
    Contract Withdrawals                               (171)             (9,859)             (19,994)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         7,332             235,914              302,806
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               7,855             285,299              469,680
Net Assets, at Beginning of Year                      2,911             102,607              694,395
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $10,766            $387,906           $1,164,075
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,283              $2,521              $32,116
    Realized Gain (Loss) on Investment Activity      11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,697               2,132                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,461               4,975               32,116
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 228,644              30,051            1,209,442
    Cost Of Insurance Charge                        (23,779)             (6,686)            (159,431)
    Policy Loans                                          0                   0              (52,504)
    Contract Withdrawals                             (2,049)                (16)              (1,225)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       202,816              23,349              996,282
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             229,277              28,324            1,028,398
Net Assets, at Beginning of Year                     57,904              51,172              197,492
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $287,181             $79,496           $1,225,890
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $9,687                $343                 $319
    Realized Gain (Loss) on Investment Activity       1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   7,450               4,296                 (747)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 282,864              60,836               25,015
    Cost Of Insurance Charge                        (34,464)            (10,075)              (4,740)
    Policy Loans                                     (4,098)                  0                    0
    Contract Withdrawals                             (3,073)               (712)                 (20)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       241,229              50,049               20,255
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             248,679              54,345               19,508
Net Assets, at Beginning of Year                    119,661              33,970               10,712
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $368,340             $88,315              $30,220
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,058                $331                 $243
    Realized Gain (Loss) on Investment Activity         303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,057                  79                  259
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  27,235               4,185                2,795
    Cost Of Insurance Charge                         (3,562)               (124)                (536)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                                  0                   0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        23,673               4,061                2,259
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              25,730               4,140                2,518
Net Assets, at Beginning of Year                        160                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $25,890              $4,140               $2,518
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, and Polaris Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust"), Weiss, Peck & Greer ("WP&G Tomorrow Fund"), Anchor Series Trust ("Anchor"), and SunAmerica Series Trust ("SunAmerica"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                Fidelity Trust II:
           Capital Appreciation Fund                                 Asset Manager Portfolio
           International Equity Fund                                 Contrafund Portfolio
                                                                     Investment Grade Bond Portfolio

Alliance Fund:
           Conservative Investors Portfolio              SunAmerica:
           Global Bond Portfolio                                     Alliance Growth Portfolio
           Global Dollar Government Portfolio                        Aggressive Growth Portfolio
           Growth Portfolio                                          Asset Allocation Portfolio
           Growth & Income Portfolio                                 Cash Management Portfolio
           Growth Investors Portfolio                                Corporate Bond Portfolio
           International Portfolio                                   "Dogs" of Wall Street Portfolio
           Money Market Portfolio                                    Emerging Markets Portfolio
           Premier Growth Portfolio                                  Federated Value Portfolio
           Quasar Portfolio                                          Global Bond Portfolio
           Technology Portfolio                                      Global Equities Portfolio
           Total Return Portfolio                                    Growth-Income Portfolio
           U.S. Government/High Grade Securities Portfolio           High-Yield Bond Portfolio
           Utility Income Portfolio                                  International Diversified Equities Portfolio
                                                                     International Growth & Income Portfolio
Anchor:                                                              MFS Growth & Income Portfolio
           Capital Appreciation Portfolio                            MFS Mid-Cap Growth Portfolio
           Government & Quality Bond Portfolio                       MFS Total Return Portfolio
           Growth Portfolio                                          Putnam Growth Portfolio
           Natural Resources Portfolio                               Real Estate Portfolio
                                                                     SunAmerica Balanced Portfolio
Dreyfus Fund:                                                        Utility Portfolio
           Small Company Stock Portfolio                             Venture Value Portfolio
           Stock Index Fund                                          Worldwide High Income Portfolio
           Zero Coupon 2000 Portfolio
                                                         Van Eck Trust:
Fidelity Trust:                                                      Worldwide Balanced Fund (Fund Closed 06/29/98)
           Growth Portfolio                                          Worldwide Emerging Markets Fund
           High Income Portfolio                                     Worldwide Hard Assets Fund
           Money Market Portfolio
           Overseas Portfolio                             WP&G Tomorrow Fund:
                                                                     Tomorrow Long Term Portfolio
                                                                     Tomorrow Medium Term Portfolio
                                                                     Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges

     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life Product

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges or riders

     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                                 Cost of            Proceeds
                                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                $ 224,923           $ 74,481
        International Equity Fund                                  367,455             48,960
Alliance Fund:
        Conservative Investors Portfolio                            13,451              5,581
        Global Bond Portfolio                                       20,849             12,897
        Global Dollar Government Portfolio                              31                 54
        Growth Portfolio                                         5,099,952          4,219,764
        Growth & Income Portfolio                                4,629,933          4,564,336
        Growth Investors Portfolio                                  89,948             55,956
        International Portfolio                                 42,790,294         43,112,716
        Money Market Portfolio                                  55,049,664         55,039,193
        Premier Growth Portfolio                                 2,005,804          1,600,619
        Technology Portfolio                                    77,489,023         75,369,157
        Total Return Portfolio                                         229                241
        Quasar Portfolio                                        30,368,359         29,626,932
        U.S. Government/High Grade Securities Portfolio                 59                 87
        Utility Income Portfolio                                        43                101
Anchor:
        Capital Appreciation Portfolio                             120,952             51,771
        Government & Quality Bond Portfolio                        164,460             42,161
        Growth Portfolio                                            64,207             39,857
        Natural Resources Portfolio                                 11,378                246
Dreyfus Fund:
        Small Company Portfolio                                    229,583            116,998
        Stock Index Fund                                         2,202,224            512,068
        Zero Coupon 2000 Portfolio                                   7,085              3,048
Fidelity Trust:
        Asset Manager Portfolio                                    495,994            131,911
        Contrafund Portfolio                                       698,379            101,713
        Growth Portfolio                                         2,741,221            908,496
        High Income Portfolio                                      310,887             94,420
        Investment Grade Bond Portfolio                            402,048            105,340
        Money Market Portfolio                                   3,705,690          4,692,763
        Overseas Portfolio                                         181,549             66,269
Sun America:
        Alliance Growth Portfolio                                  760,653             75,816
        Aggressive Growth Portfolio                                180,460             62,622
        Asset Allocation Portfolio                                  81,049             53,747
        Cash Management Portfolio                                4,383,240          2,551,560
        Corporate Bond Portfolio                                    14,726              7,367
        "Dogs" of Wall Street Portfolio                             42,758              8,833
        Emerging Markets Portfolio                                  48,389             16,373
        Federated Value Portfolio                                  160,428              3,796
        Global Bond Portfolio                                        3,220                 28
        Global Equities Portfolio                                   46,606             14,530
        Growth-Income Portfolio                                    414,879            284,271
        High-Yield Bond Portfolio                                  108,048             15,646
        International Diversified Equities Portfolio               255,839            102,490
        International Growth & Income Portfolio                    135,631              8,653
        MFS Growth & Income Portfolio                              139,771             65,987
        MFS Mid-Cap Growth Portfolio                               157,758             73,541
        MFS Total Return Portfolio                                  72,858             31,714
        Putnam Growth Portfolio                                    239,995            117,899
        Real Estate Portfolio                                        4,718                 19
        SunAmerica Balanced Portfolio                              102,293             12,503
        Utility Portfolio                                           11,722                962
        Venture Value Portfolio                                    259,867             12,138
        Worldwide High Income Portfolio                                617                 55
Van Eck Trust:
        Worldwide Emerging Markets Fund                             51,310             15,476
        Worldwide Hard Assets Fund                                  59,457             31,886
        Worldwide Balanced Fund                                          0                  0


                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)
                                                                   Cost of         Proceeds
                                                                  Purchases        From Sales
Shares of
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                 27,015            8,757
        Tomorrow Medium Term Portfolio                                  849              627
        Tomorrow Short Term Portfolio                                18,817           16,883

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                                   Cost of            Proceeds
                                                                  Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                  $ 201,598           $ 26,283
        International Equity Fund                                    499,113            240,193
Alliance Fund:
        Conservative Investors Portfolio                              17,668             10,521
        Global Bond Portfolio                                          9,907              1,670
        Global Dollar Government Portfolio                               242                 31
        Growth Portfolio                                           1,434,835            161,751
        Growth & Income Portfolio                                  7,118,210          5,490,984
        Growth Investors Portfolio                                    83,359             26,366
        International Portfolio                                    7,730,001          7,784,638
        Money Market Portfolio                                     7,530,593          7,510,112
        Premier Growth Portfolio                                   1,721,633          1,617,108
        Technology Portfolio                                       9,312,917          9,128,748
        Total Return Portfolio                                         2,439                 21
        Quasar Portfolio                                           9,870,359          9,753,129
        U.S. Government/High Grade Securities Portfolio                  976                  8
        Utility Income Portfolio                                         976                  8
Dreyfus Fund:
        Small Company Portfolio                                      277,608            163,341
        Stock Index Fund                                           1,719,925            387,790
        Zero Coupon 2000 Portfolio                                     7,868              5,215
Fidelity Trust:
        Asset Manager Portfolio                                      637,629            260,827
        Contrafund Portfolio                                         295,002             38,838
        Growth Portfolio                                           1,684,130            336,475
        High Income Portfolio                                        366,333            353,460
        Investment Grade Bond Portfolio                              252,481            126,121
        Money Market Portfolio                                     3,777,754          2,255,231
        Overseas Portfolio                                           240,411            252,471
Van Eck Trust:
        Worldwide Emerging Markets Fund                               31,817              4,692
        Worldwide Hard Assets Fund                                    34,521             13,551
        Worldwide Balanced Fund                                       43,581            115,939
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                  43,881             17,022
        Tomorrow Medium Term Portfolio                                 1,311              1,067
        Tomorrow Short Term Portfolio                                  4,968                873

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


5. Net Increase (Decrease) in Accumulation Units


For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:



                                                        AIM                              AIM                          Alliance
                                                      Capital                       International                   Conservative
                                                     Appreciation                      Equity                        Investors
                                               1        Fund             1              Fund              3          Portfolio

                                                 -------------------            ----------------------           -------------------
Units Purchased                                           11,820.14                         15,051.27                        735.54
Units Withdrawn                                           (4,004.68)                        (4,365.68)                      (309.69)
Units Transferred Between Funds                            3,934.12                         13,591.17                        (70.70)
Units Transferred From (To) AIG Life                           4.63                              0.00                          0.00

                                                 -------------------            ----------------------           -------------------
Net Increase (Decrease)                                   11,754.21                         24,276.76                        355.15
Units, at Beginning of the Year                           17,648.32                         21,138.24                      2,405.91

                                                 -------------------            ----------------------           -------------------
Units, at End of the Year                                 29,402.53                         45,415.00                      2,761.06

                                                 ===================            ======================           ===================

Unit Value at December 31, 1999                  $            16.30           $                 17.78          $              14.27

                                                 ===================            ======================           ===================


                                                                                       Alliance
                                                        Alliance                       Global
                                                         Global                        Dollar                         Alliance
                                                          Bond                       Government                        Growth
                                                 1     Portfolio              2       Portfolio                3     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                                575.04                            0.00                     39,776.31
Units Withdrawn                                               (159.18)                          (6.60)                   (19,671.92)
Units Transferred Between Funds                                327.26                            0.00                      6,129.06
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                        743.12                           (6.60)                    26,233.45
Units, at Beginning of the Year                                766.18                           29.13                    126,178.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                    1,509.30                           22.53                    152,411.45

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              10.38         $                  9.55          $              29.86

                                                   ===================          ======================           ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        Alliance
                                                         Growth                       Alliance
                                                           &                           Growth                         Alliance
                                                         Income                       Investors                    International
                                                 3     Portfolio              3       Portfolio                2     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                             30,461.06                        2,631.85                          0.00
Units Withdrawn                                            (13,838.55)                      (1,720.71)                      (209.31)
Units Transferred Between Funds                            (24,624.69)                         (47.78)                       209.31
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                     (8,002.18)                         863.36                          0.00
Units, at Beginning of the Year                            122,262.66                       11,986.03                          0.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                  114,260.48                       12,849.39                          0.00

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              22.67         $                 18.81          $              15.37

                                                   ===================          ======================           ===================




                                                        Alliance                        Alliance                    Alliance
                                                         Money                           Premier                    Premier
                                                         Market                          Growth                      Growth
                                                 2     Portfolio                1       Portfolio            2     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                             28,076.48                         13,246.88                    219.15
Units Withdrawn                                             (2,456.46)                        (4,175.01)                   (59.22)
Units Transferred Between Funds                            (24,733.45)                        13,952.49                    305.94
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        886.57                         23,024.36                    465.87
Units, at Beginning of the Year                              1,941.33                          9,710.77                    369.56

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    2,827.90                         32,735.13                    835.43

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.95           $                 19.75      $              20.26

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Alliance
                                                        Alliance                          Total                       Alliance
                                                       Technology                        Return                        Quasar
                                                 3     Portfolio                2       Portfolio              1     Portfolio

                                                   -------------------            ----------------------         -------------------
Units Purchased                                             28,350.64                              0.00                   13,753.83
Units Withdrawn                                            (10,962.54)                           (17.38)                  (5,066.89)
Units Transferred Between Funds                             80,037.83                              0.00                    1,179.61
Units Transferred From (To) AIG Life                             0.00                              0.00                        0.00

                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     97,425.93                            (17.38)                   9,866.55
Units, at Beginning of the Year                             46,047.66                            207.79                   28,150.24

                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                  143,473.59                            190.41                   38,016.79

                                                   ===================            ======================         ===================

Unit Value at December 31, 1999                  $              30.56           $                 12.86        $              13.15

                                                   ===================            ======================         ===================


                                                                                        Alliance
                                                                                          U.S.
                                                                                       Government/
                                                                                          High                       Alliance
                                                        Alliance                          Grade                      Utility
                                                         Quasar                        Securities                     Income
                                                 2     Portfolio                2       Portfolio             2     Portfolio
                                                   -------------------            ----------------------         -------------------
Units Purchased                                             55,757.99                              0.00                       0.00
Units Withdrawn                                               (561.44)                            (7.28)                     (5.90)
Units Transferred Between Funds                             19,980.30                              0.00                       0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00
                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     75,176.85                             (7.28)                     (5.90)
Units, at Beginning of the Year                                523.73                             87.06                      70.48
                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                   75,700.58                             79.78                      64.58

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              10.61           $                 10.75       $              17.12

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Anchor
                                                                                       Government
                                                         Anchor                             &
                                                        Capital                          Quality                      Anchor
                                                      Appreciation                        Bond                        Growth
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              3,087.57                            535.06                   3,649.48
Units Withdrawn                                               (317.29)                          (140.82)                    (63.16)
Units Transferred Between Funds                              2,983.66                         11,532.73                    (954.91)
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                      5,753.94                         11,926.97                   2,631.41
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                    5,753.94                         11,926.97                   2,631.41

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                     $           14.39              $              10.08          $           11.70

                                                   ===================            ======================        ===================




                                                                                          Dreyfus
                                                          Anchor                           Small                     Dreyfus
                                                         Natural                          Company                     Stock
                                                        Resources                          Stock                      Index
                                                  4     Portfolio                1       Portfolio            1        Fund

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 725.94                          9,227.64                 63,725.74
Units Withdrawn                                                 (27.11)                        (4,839.00)               (26,081.49)
Units Transferred Between Funds                                 384.56                          7,091.34                 31,946.11
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       1,083.39                         11,479.98                 69,590.36
Units, at Beginning of the Year                                   0.00                         25,681.64                122,837.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,083.39                         37,161.62                192,428.00

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.10           $                 10.59      $              26.42

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                         Dreyfus
                                                           Zero                          Fidelity
                                                          Coupon                           Asset                     Fidelity
                                                           2000                           Manager                   Contrafund
                                                  1     Portfolio                1       Portfolio            1     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 597.22                         20,837.92                 23,741.45
Units Withdrawn                                                (199.21)                        (6,305.74)                (5,987.55)
Units Transferred Between Funds                                (118.80)                         3,327.67                 25,139.94
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                         279.21                         17,859.85                 42,893.84
Units, at Beginning of the Year                               1,158.47                         46,661.29                 22,912.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,437.68                         64,521.14                 65,806.48

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.93           $                 18.73      $              15.95

                                                    ===================            ======================       ===================



                                                                                                                     Fidelity
                                                                                        Fidelity                    Investment
                                                        Fidelity                          High                        Grade
                                                         Growth                          Income                        Bond
                                                 1     Portfolio                1       Portfolio             1     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             62,187.99                          7,127.52                   8,032.99
Units Withdrawn                                            (31,295.73)                        (4,628.72)                 (7,463.52)
Units Transferred Between Funds                             34,441.26                         12,402.97                  23,182.68
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     65,333.52                         14,901.77                  23,752.15
Units, at Beginning of the Year                            145,023.28                         20,823.30                  16,922.34

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  210,356.80                         35,725.07                  40,674.49

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              28.63           $                 13.55       $              12.10

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                        Fidelity                                                    SunAmerica
                                                         Money                          Fidelity                     Alliance
                                                         Market                         Overseas                      Growth
                                                 1     Portfolio                1       Portfolio             3     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                            296,852.47                         10,267.86                  18,144.56
Units Withdrawn                                            (54,093.36)                        (4,680.67)                 (1,330.02)
Units Transferred Between Funds                           (322,250.00)                         1,268.85                  46,463.38
Units Transferred From (To) AIG Life                       (10,676.10)                             0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                    (90,166.99)                         6,856.04                  63,277.92
Units, at Beginning of the Year                            234,124.50                         27,306.95                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  143,957.51                         34,162.99                  63,277.92

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              12.24           $                 19.68       $              12.16

                                                   ===================            ======================        ===================



                                                        SunAmerica                      SunAmerica                  SunAmerica
                                                        Aggressive                         Asset                       Cash
                                                          Growth                        Allocation                  Management
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               4,657.50                          3,037.65                377,272.01
Units Withdrawn                                                (795.85)                          (419.16)               (19,378.82)
Units Transferred Between Funds                               5,268.91                             80.70               (176,841.62)
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       9,130.56                          2,699.19                181,051.57
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     9,130.56                          2,699.19                181,051.57

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              15.98           $                 10.50      $              10.21

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                                                      SunAmerica
                                                                                         "Dogs"
                                                       SunAmerica                          of                      SunAmerica
                                                       Corporate                          Wall                      Emerging
                                                          Bond                           Street                     Markets
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                                724.19                          1,668.19                    872.79
Units Withdrawn                                                (12.96)                          (142.27)                  (248.45)
Units Transferred Between Funds                                 15.91                          2,212.54                  2,399.71
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        727.14                          3,738.46                  3,024.05
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                      727.14                          3,738.46                  3,024.05

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.04           $                  8.89      $              13.17

                                                   ===================            ======================       ===================



                                                       SunAmerica                      SunAmerica                   SunAmerica
                                                       Federated                         Global                       Global
                                                         Value                            Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              1,006.86                            276.98                   1,535.29
Units Withdrawn                                               (129.17)                            (2.51)                   (117.79)
Units Transferred Between Funds                             15,996.89                             44.15                   1,647.90
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     16,874.58                            318.62                   3,065.40
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   16,874.58                            318.62                   3,065.40

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $               9.66           $                 10.02       $              12.37

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                                                    SunAmerica
                                                                                       SunAmerica                 International
                                                       SunAmerica                      High-Yield                  Diversified
                                                     Growth-Income                        Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             14,384.17                          1,529.97                   3,783.70
Units Withdrawn                                             (2,071.27)                           (88.19)                   (769.37)
Units Transferred Between Funds                                201.87                          7,829.61                  10,963.49
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     12,514.77                          9,271.39                  13,977.82
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   12,514.77                          9,271.39                  13,977.82

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.69           $                 10.11       $              12.02

                                                   ===================            ======================        ===================



                                                       SunAmerica                      SunAmerica
                                                     International                         MFS                     SunAmerica
                                                         Growth                          Growth                       MFS
                                                           &                                &                       Mid-Cap
                                                         Income                          Income                      Growth
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              2,525.66                          5,651.50                  2,679.50
Units Withdrawn                                               (179.23)                          (212.55)                  (479.49)
Units Transferred Between Funds                              8,689.76                          2,300.44                  4,150.47
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                     11,036.19                          7,739.39                  6,350.48
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                   11,036.19                          7,739.39                  6,350.48

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.96           $                 10.35      $              14.86

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        SunAmerica
                                                           MFS                          SunAmerica                 SunAmerica
                                                          Total                           Putnam                      Real
                                                          Return                          Growth                     Estate
                                                  4     Portfolio                4       Portfolio           4     Portfolio

                                                    -------------------            ----------------------      -------------------
Units Purchased                                               2,758.75                          5,169.67                   535.79
Units Withdrawn                                                (133.20)                          (398.54)                   (9.36)
Units Transferred Between Funds                               1,555.02                          6,397.61                    14.33
Units Transferred From (To) AIG Life                              0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Net Increase (Decrease)                                       4,180.57                         11,168.74                   540.76
Units, at Beginning of the Year                                   0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Units, at End of the Year                                     4,180.57                         11,168.74                   540.76

                                                    ===================            ======================      ===================

Unit Value at December 31, 1999                   $               9.93           $                 12.44     $               9.00

                                                    ===================            ======================      ===================




                                                        SunAmerica                                                  SunAmerica
                                                        SunAmerica                      SunAmerica                   Venture
                                                         Balanced                         Utility                     Value
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               2,025.43                            940.53                  2,388.04
Units Withdrawn                                                (314.84)                           (30.75)                  (354.26)
Units Transferred Between Funds                               6,861.07                            182.90                 14,867.32
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       8,571.66                          1,092.68                 16,901.10
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     8,571.66                          1,092.68                 16,901.10

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.55           $                  9.91      $              15.57

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                       SunAmerica                        Van Eck                     Van Eck
                                                       Worldwide                        Worldwide                   Worldwide
                                                          High                          Emerging                       Hard
                                                         Income                          Markets                      Assets
                                                 4     Portfolio                1         Fund                1        Fund

                                                   -------------------            ----------------------        -------------------
Units Purchased                                                  0.00                          4,269.29                   2,973.26
Units Withdrawn                                                 (5.36)                          (915.31)                 (1,397.63)
Units Transferred Between Funds                                 58.37                          1,585.65                   1,670.14
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                         53.01                          4,939.63                   3,245.77
Units, at Beginning of the Year                                  0.00                          4,869.09                   4,444.97

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                       53.01                          9,808.72                   7,690.74

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.03           $                 12.04       $               9.32

                                                   ===================            ======================        ===================



                                                          WP&G                            WP&G                        WP&G
                                                        Tomorrow                        Tomorrow                    Tomorrow
                                                          Long                           Medium                      Short
                                                          Term                            Term                        Term
                                                 1     Portfolio                1       Portfolio            1     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              1,256.59                             39.61                    170.66
Units Withdrawn                                               (684.64)                           (49.77)                   (71.65)
Units Transferred Between Funds                                184.88                              0.00                      0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        756.83                            (10.16)                    99.01
Units, at Beginning of the Year                              3,957.97                            341.05                    497.25

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    4,714.80                            330.89                    596.26

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              16.24           $                 14.63      $              13.73

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                   APPENDIX A

                                   Polaris VUL

                     Guaranteed Monthly Cost Insurance Rates

                        Per $1,000 of Net Amount at Risk
                           Male (Age Nearest Birthday)

    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================


       0                  N/A            0.34845            50                    0.40933            0.79730
       1                  N/A            0.08917            51                    0.44603            0.87076
       2                  N/A            0.08251            52                    0.48857            0.95257
       3                  N/A            0.08167            53                    0.53612            1.04609
       4                  N/A            0.07917            54                    0.59118            1.15132
       5                  N/A            0.07501            55                    0.65209            1.26326
       6                  N/A            0.07167            56                    0.71968            1.38441
       7                  N/A            0.06667            57                    0.79146            1.50978
       8                  N/A            0.06334            58                    0.86909            1.64353
       9                  N/A            0.06167            59                    0.95675            1.78234
       10                 N/A            0.06084            60                    1.05444            1.93624
       11                 N/A            0.06417            61                    1.16302            2.10944
       12                 N/A            0.07084            62                    1.28665            2.30447
       13                 N/A            0.08251            63                    1.42787            2.52553
       14                 N/A            0.09584            64                    1.58752            2.76931
       15             0.10751            0.13752            65                    1.76394            3.03334
       16             0.11918            0.15586            66                    1.95381            3.30841
       17             0.12835            0.17086            67                    2.15965            3.59706
       18             0.13335            0.18003            68                    2.38065            3.89427
       19             0.13835            0.18837            69                    2.62186            4.21099
       20             0.14002            0.19254            70                    2.89419            4.56071
       21             0.13919            0.19420            71                    3.25305            4.94853
       22             0.13669            0.19170            72                    3.55929            5.38973
       23             0.13418            0.18837            73                    3.96902            5.88695
       24             0.13085            0.18420            74                    4.42953            6.42941
       25             0.12668            0.17837            75                    4.92413            7.02991
       26             0.12335            0.17336            76                    5.45122            7.64974
       27             0.12168            0.17170            77                    6.00585            8.27796
       28             0.12001            0.17003            78                    6.58221            8.90442
       29             0.12001            0.17170            79                    7.19473            9.54780
       30             0.12001            0.17503            80                    7.86724           10.23622
       31             0.12252            0.18087            81                    8.61695           10.98690
       32             0.12502            0.18670            82                    9.46542           11.82145
       33             0.12918            0.19587            83                   10.42336           12.74626
       34             0.13418            0.20671            84                   11.47263           13.72670
       35             0.14085            0.21921            85                   12.58987           14.73050
       36             0.14752            0.23422            86                   13.75325           15.72512
       37             0.15669            0.25340            87                   14.95279           16.69584
       38             0.16669            0.27508            88                   16.16464           17.75732
       39             0.17837            0.30009            89                   17.40526           18.80718
       40             0.19087            0.32844            90                   18.69215           19.86094
       41             0.20588            0.36180            91                   20.04733           20.93947
       42             0.22088            0.39599            92                   21.51567           22.08818
       43             0.23839            0.43519            93                   23.16008           23.56765
       44             0.25590            0.47606            94                   25.25984           25.47888



    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================
       45             0.27674            0.52277            95                   28.27411           28.27411
       46             0.29926            0.56949            96                   33.10677           33.10677
       47             0.32344            0.62038            97                   41.68475           41.68475
       48             0.34929            0.67379            98                   58.01259           58.01259
       49             0.37848            0.73387            99                   83.33333           83.33333

 * Applicable to Preferred and Standard Nonsmoker Risks.

                                                                             A-2

                                   Polaris VUL

                     Guaranteed Monthly Cost Insurance Rates

                        Per $1,000 of Net Amount at Risk
                          Female (Age Nearest Birthday)

    Attained                  Monthly COI Rate            Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================


       0                    N/A            0.24089        50                     0.34929             0.54530
       1                    N/A            0.07251        51                     0.37514             0.58367
       2                    N/A            0.06750        52                     0.40433             0.62706
       3                    N/A            0.06584        53                     0.43853             0.67796
       4                    N/A            0.06417        54                     0.47356             0.72970
       5                    N/A            0.06334        55                     0.51109             0.78395
       6                    N/A            0.06084        56                     0.54947             0.83820
       7                    N/A            0.06000        57                     0.58785             0.88996
       8                    N/A            0.05834        58                     0.62456             0.93838
       9                    N/A            0.05750        59                     0.66377             0.98848
       10                   N/A            0.05667        60                     0.70967             1.04359
       11                   N/A            0.05750        61                     0.76392             1.11457
       12                   N/A            0.06000        62                     0.83236             1.20061
       13                   N/A            0.06250        63                     0.91834             1.31673
       14                   N/A            0.06667        64                     1.02021             1.44626
       15               0.07000            0.07834        65                     1.13044             1.59170
       16               0.07334            0.08251        66                     1.24906             1.73551
       17               0.07667            0.08667        67                     1.36937             1.88521
       18               0.07917            0.09084        68                     1.49055             2.02074
       19               0.08167            0.09418        69                     1.62012             2.17305
       20               0.08417            0.09668        70                     1.76979             2.33460
       21               0.08501            0.09834        71                     1.94879             2.54396
       22               0.08667            0.10084        72                     2.17053             2.80367
       23               0.08751            0.10251        73                     2.44094             3.12054
       24               0.09001            0.10584        74                     2.75926             3.49047
       25               0.09084            0.10751        75                     3.11970             3.90183
       26               0.09334            0.11168        76                     3.51565             4.34547
       27               0.09501            0.11501        77                     3.94131             4.81137
       28               0.09751            0.11835        78                     4.39675             5.29708
       29               0.10001            0.12335        79                     4.89467             5.81782
       30               0.10334            0.12918        80                     5.45628             6.39564
       31               0.10584            0.13418        81                     6.10032             7.04935
       32               0.10918            0.14002        82                     6.84571             7.79699
       33               0.11251            0.14585        83                     7.70559             8.64662
       34               0.11835            0.15502        84                     8.66019             9.64633
       35               0.12252            0.16169        85                     9.70835            10.64717
       36               0.13002            0.17420        86                    10.83105            11.78647
       37               0.13919            0.19004        87                    12.03563            12.88645
       38               0.14919            0.20754        88                    13.30897            14.13279
       39               0.16086            0.22755        89                    14.67130            15.32034
       40               0.17336            0.25006        90                    16.12162            16.69153
       41               0.18837            0.27758        91                    17.68913            18.15714
       42               0.20337            0.30343        92                    19.41995            19.76127
       43               0.21838            0.33011        93                    21.39829            21.58524
       44               0.23339            0.35679        94                    23.83051            23.83051
---------------- -------------- ------------------ ---------------- --------------------  ------------------
       45               0.24923            0.38431        95                    27.16158            27.16158



    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================



       46                0.25690            0.41267        96                    32.32378            32.32378
       47                0.28425            0.44270        97                    41.21204            41.21204
       48                0.30426            0.47356        98                    57.81394            57.81394
       49                0.32511            0.50692        99                    83.33333            83.33333
---------------- --------------- ------------------ ---------------- --------------------  ------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   Polaris VUL

             Table of Acquisition Expenses Per $1,000 of Face Amount
                    (Applicable During First 5 Policy Years*)


    Issue Age     Female                   Male               Issue              Female                  Male
                                                              Age

================= =======================  =================  ===============  ======================= ==================
        0                            0.18               0.21        33                            0.38               0.45
        1                            0.18               0.21        34                            0.39               0.47
        2                            0.19               0.21        35                            0.40               0.49
        3                            0.19               0.21        36                            0.41               0.50
        4                            0.19               0.22        37                            0.43               0.52
        5                            0.19               0.22        38                            0.44               0.54
        6                            0.20               0.22        39                            0.46               0.56
        7                            0.20               0.23        40                            0.47               0.59
        8                            0.20               0.23        41                            0.49               0.61
        9                            0.21               0.24        42                            0.51               0.64
       10                            0.21               0.25        43                            0.52               0.66
       11                            0.22               0.25        44                            0.54               0.69
       12                            0.22               0.26        45                            0.56               0.72
       13                            0.23               0.26        46                            0.58               0.75
       14                            0.23               0.27        47                            0.61               0.78
       15                            0.24               0.28        48                            0.63               0.82
       16                            0.24               0.28        49                            0.65               0.85
       17                            0.25               0.29        50                            0.68               0.89
       18                            0.25               0.30        51                            0.71               0.93
       19                            0.26               0.30        52                            0.73               0.97
       20                            0.26               0.31        53                            0.76               1.02
       21                            0.27               0.32        54                            0.80               1.07
       22                            0.28               0.33        55                            0.83               1.12
       23                            0.28               0.33        56                            0.86               1.17
       24                            0.29               0.34        57                            0.90               1.23
       25                            0.30               0.35        58                            0.94               1.25
       26                            0.31               0.36        59                            0.98               1.25
       27                            0.32               0.37        60                            1.03               1.25
       28                            0.32               0.38        61                            1.08               1.25
       29                            0.33               0.40        62                            1.13               1.25
       30                            0.34               0.41        63                            1.19               1.25
       31                            0.35               0.42      64 - 85                         1.25               1.25
       32                            0.36               0.44
----------------- -----------------------  -----------------  ---------------  ----------------------- ------------------


*Also applicable on the Increase Amount during the first 5 years following an applied for increase in Face Amount.

                                   Polaris VUL

                       Table of Initial Surrender Charges

                            Per $1,000 of Face Amount

                                      Male

Issue Age              Nonsmoker*              Smoker         Issue                 Nonsmoker*              Smoker
                                                               Age

================= ====================  ====================  ===============  ===================== ====================
        0                          N/A                 11.76        29                         15.53                18.42
        1                          N/A                 11.76        30                         15.86                18.90
        2                          N/A                 11.91        31                         16.22                19.40
        3                          N/A                 12.07        32                         16.51                19.86
        4                          N/A                 12.16        33                         16.92                20.44
        5                          N/A                 12.34        34                         17.26                20.96
        6                          N/A                 12.52        35                         17.64                21.53
        7                          N/A                 12.65        36                         18.13                22.22
        8                          N/A                 12.86        37                         18.57                22.88
        9                          N/A                 13.00        38                         19.04                23.57
       10                          N/A                 13.16        39                         19.54                24.32
       11                          N/A                 13.41        40                         20.01                25.04
       12                          N/A                 13.60        41                         20.59                25.88
       13                          N/A                 13.87        42                         21.13                26.70
       14                          N/A                 14.06        43                         21.80                27.66
       15                        12.61                 14.26        44                         22.44                28.60
       16                        12.82                 14.54        45                         23.12                29.60
       17                        12.94                 14.74        46                         23.86                30.67
       18                        13.08                 14.95        47                         24.67                31.82
       19                        13.31                 15.24        48                         25.44                32.95
       20                        13.46                 15.46        49                         26.39                34.26
       21                        13.62                 15.70        50                         27.30                34.34
       22                        13.80                 15.96        51                         28.31                34.34
       23                        14.08                 16.31        52                         29.41                34.34
       24                        14.28                 16.61        53                         30.51                34.34
       25                        14.51                 16.93        54                         31.71                34.34
       26                        14.75                 17.29        55                         33.01                34.34
       27                        15.02                 17.66       56-85                       34.34                34.34
       28                        15.31                 18.07
----------------- --------------------  --------------------  ---------------  --------------------- --------------------

 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   Polaris VUL

                       Table of Initial Surrender Charges

                            Per $1,000 of Face Amount

                                     Female

     Issue Age            Nonsmoker*              Smoker         Issue                Nonsmoker*             Smoker
                                                                 Age

===================  ====================  ===================== =============== ==================== ====================
         0                            N/A                  11.02       31                       15.38                16.99
         1                            N/A                  11.04       32                       15.70                17.36
         2                            N/A                  11.07       33                       15.94                17.69
         3                            N/A                  11.20       34                       16.29                18.12
         4                            N/A                  11.32       35                       16.66                18.58
         5                            N/A                  11.46       36                       17.05                19.07
         6                            N/A                  11.52       37                       17.38                19.49
         7                            N/A                  11.67       38                       17.83                20.04
         8                            N/A                  11.83       39                       18.22                20.52
         9                            N/A                  11.91       40                       18.72                21.13
        10                            N/A                  12.09       41                       19.16                21.68
        11                            N/A                  12.18       42                       19.63                22.26
        12                            N/A                  12.38       43                       20.22                22.95
        13                            N/A                  12.49       44                       20.76                23.60
        14                            N/A                  12.71       45                       21.33                24.29
        15                          12.05                  12.84       46                       21.95                25.02
        16                          12.24                  13.06       47                       22.52                25.70
        17                          12.35                  13.20       48                       23.23                26.52
        18                          12.55                  13.45       49                       23.99                27.40
        19                          12.68                  13.61       50                       24.70                28.25
        20                          12.89                  13.88       51                       25.49                29.15
        21                          13.04                  14.06       52                       26.42                30.21
        22                          13.20                  14.26       53                       27.32                31.25
        23                          13.45                  14.57       54                       28.22                32.27
        24                          13.63                  14.80       55                       29.27                33.46
        25                          13.82                  15.04       56                       30.40                34.34
        26                          14.03                  15.30       57                       31.53                34.34
        27                          14.25                  15.59       58                       32.76                34.34
        28                          14.58                  15.96       59                       34.12                34.34
        29                          14.83                  16.28      60-85                     34.34                34.34
        30                          15.10                  16.62
-------------------  --------------------  --------------------- --------------- -------------------- --------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS

                             As of December 31, 1999

                                                      Inception                                         Since
                                                        Date   1 Year   3Years   5Years    10 Years   Inception
                                                        ----   ------   ------   ------    --------   ---------

Anchor Series Trust

   Wellington Management Company, LLP
     Capital Appreciation Portfolio                    3/23/87  67.58    36.95    34.03      23.57      20.08
     Growth Portfolio                                  9/5/84   26.94    28.76    27.52      17.60      16.80
     Government and Quality Bond  Portfolio            9/5/84   -1.65    5.56     7.64       7.44       9.04
     Natural Resources Portfolio                       1/4/88   41.51    2.26     7.46        6.06       7.50

SunAmerica Series Trust

   Alliance Capital Management L.P.

     Global Equities Portfolio                         2/9/93   30.94    22.78    20.29       n/a       16.99
     Alliance Growth Portfolio                         2/9/93   33.07    38.60    37.66       n/a       27.69
     Growth-Income Portfolio                           2/9/93   30.04    31.55    30.52       n/a       22.22

   Davis Selected Advisers, L.P.

     Davis Venture Value Portfolio                    10/28/94  16.11    21.05    24.92       n/a       23.75
     Real Estate Portfolio                             6/2/97   -7.42     n/a      n/a        n/a       -2.92

   Federated Investors, Inc.

     Corporate Bond Portfolio                          7/1/93   -1.85    4.90     5.11        n/a        4.57
     Federated Value Portfolio                         6/3/96   6.19     18.08     n/a        n/a       17.52
     Utility Portfolio                                 6/3/96   1.78     13.43     n/a        n/a       13.93

   Goldman Sachs Asset Management/
   Goldman Sachs Asset Management International

     Asset Allocation Portfolio                        7/1/93   9.44     11.26    15.65       n/a       12.77
     Global Bond Portfolio                             7/1/93   8.09     6.48     9.20        n/a       6.99

   MFS Investment Management

     MFS Growth and Income Portfolio                   2/9/93   5.93     19.05    20.92       n/a       15.05
     MFS Total Return Portfolio                       10/28/94  2.88     12.86    15.07       n/a       14.46
     MFS Mid-Cap Growth Portfolio                      4/1/99    n/a      n/a      n/a        n/a       64.96

   Morgan Stanley Asset Management

     International Diversified Equities Portfolio     10/28/94  24.59    16.25    13.63       n/a       12.38
     Worldwide High Income Portfolio                  10/28/94  19.31    4.56     11.62       n/a       10.74

                                       B-1






   Putnam Investments

     Emerging Markets Portfolio                        6/2/97   77.45     n/a      n/a        n/a       4.52
     Putnam Growth Portfolio                           2/9/93   29.71    32.30    28.31       n/a       20.01
     International Growth and Income Portfolio         6/2/97   24.18     n/a      n/a        n/a       15.87

   SunAmerica Asset Management Corp.

     Aggressive Growth Portfolio                       6/3/96   84.66    34.56     n/a        n/a       30.10
     SunAmerica Balanced Portfolio                     6/3/96   21.40    23.48     n/a        n/a       22.67
     Cash Management Portfolio                         2/9/93   4.87     5.05     5.11        n/a       4.57
     "Dogs" of Wall Street Portfolio                   4/1/98   -7.08     n/a      n/a        n/a       -4.64
     High-Yield Bond Portfolio                         2/9/93   6.50     5.75     9.13        n/a       7.55

This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

                                  [Back cover]

The Securities and Exchange Commission maintains a web site at http://www.sec.gov that contains additional information about AIG Life Insurance Company, Variable Account II, and the policy, which may be of interest to you. The web site also contains additional information about the policy's variable investment options.

Investment Company Act File Number 811-4687

[Gemstone VUL Logo]                                   AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-800-340-2765


     Flexible Premium Variable Universal Life Group and Individual Policies

AIG Life Insurance Company is offering life insurance coverage under Gemstone VUL to individuals and to groups. The description of the policy applies equally to an individual policy, a group policy, and a certificate issued under a group policy. The policy is a flexible premium variable universal life insurance policy that allows you, the owner of the policy, within limits, to:

                 o Select the face amount of life insurance. You may within limits change your initial selection as your insurance needs change.

                 o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

                 o Allocate premium payments and your policy's Account Value among the variable investment options and the guaranteed investment option.

                 o Receive payments from your policy while the Insured is alive through loans, partial withdrawals or a total surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the policy nor shares of the portfolios are deposits or obligations of, or guaranteed or endorsed by, a bank and they are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

The  Securities  and Exchange  Commission  has not approved or  disapproved  the
policy  or  passed  on  the  accuracy  or  adequacy  of  this  prospectus.   Any
representation to the contrary is a criminal offense.

                                   May 1, 2000

                               Investment Options

Variable  Investment  Options

The Variable Account is divided into subaccounts. Each subaccount invests in shares of a portfolio of the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust, or Franklin Templeton Variable Insurance Products Trust (VIP). Each portfolio is named below. The prospectuses for each fund contain information about each portfolio. You should read these prospectuses carefully.

Alliance Variable Products Series Fund

     Managed by Alliance Capital Management L.P.

          o    Growth Portfolio
          o    Growth and Income Portfolio
          o    High-Yield Portfolio
          o    International Portfolio
          o    Premier Growth Portfolio
          o    Real Estate Portfolio
          o    Technology Portfolio
          o    Total Return Portfolio o Utility Income Portfolio

Anchor Series Trust

     Managed by Wellington Management Company, LLP

         o  Capital Appreciation Portfolio
         o  Government and Quality Bond Portfolio

Dreyfus Stock Index Fund

       Managed by The Dreyfus Corporation and  Mellon Equity Associates

         o  Stock Index Fund

Dreyfus Variable Investment Fund

     Managed by The Dreyfus Corporation

         o  Small Company Stock  Portfolio

Fidelity Variable Insurance Products Fund

        Managed by Fidelity Management & Research Company

         o  VIP Growth Portfolio: Initial Class
         o  VIP High Income  Portfolio: Initial Class
         o  VIP Money Market Portfolio: Initial Class

Fidelity Variable Insurance Products Fund II

     Managed by Fidelity Management & Research Company

         o  VIP II Asset Manager Portfolio: Initial Class
         o  VIP II Contrafund(R) Portfolio: Initial Class

             o  VIP II Investment Grade Bond Portfolio: Initial Class

Goldman Sachs Variable Insurance Trust

     Managed by Goldman Sachs Asset Management/Goldman Sachs Asset Management International

         o  Capital Growth Fund
              o  Global Income Fund

         o  Mid Cap Value Fund

Neuberger Berman Advisers Management Trust

     Managed by Neuberger Berman Management Inc.

         o  AMT Partners Portfolio
              o  AMT Limited Maturity Bond Portfolio

 SunAmerica Series Trust

     Managed by Davis Selected Advisers, L.P.

         o  Davis Venture Value Portfolio

     Managed by SunAmerica Asset Management Corp.

              o  "Dogs" of Wall Street Portfolio
         o  SunAmerica Balanced Portfolio

Franklin Templeton Variable Insurance Products Trust (VIP)

     Managed by Templeton Asset Management Ltd.
        o  Templeton Developing Markets Fund - Class 1
     Managed by Templeton Investment Counsel, Inc.
        o  Templeton Asset Allocation Fund - Class 1
        o  Templeton International Securities Fund - Class 1


Guaranteed Investment Option

You may allocate your Account Value to the Guaranteed Account. The Guaranteed Account is part of our general account. We will credit interest equal to at least an effective rate of 4% per year, compounded annually on that portion of Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Account Value allocated to the Variable Account.

                                Table of Contents



Special Terms.................................................................

Summary of the Policy.........................................................
   Overview...................................................................
   Applying for a Policy......................................................
   Premium Payments...........................................................
   Account Value..............................................................
   Death Benefit..............................................................
   Cash Benefits During the Life of the Insured...............................
   Expenses of the Policy.....................................................
   Federal Tax Considerations.................................................

Purchasing a Polaris VUL Policy...............................................
   Applying for a Policy......................................................
   Your Right to Cancel the Policy............................................
   Premium....................................................................
      Restrictions on Premium.................................................
      Minimum Initial Premium.................................................
      Planned Periodic Premium................................................
      Additional Premium......................................................
      Effect of Premium Payments..............................................
      No Lapse Provision......................................................
      Grace Period............................................................
      Premium Allocations.....................................................
      Crediting Premium.......................................................

The Investment Options........................................................
   Variable Investment Options................................................
   Guaranteed Investment Option...............................................

Investing Your Account Value..................................................
   Determining the Account Value..............................................
   Transfers..................................................................
   Dollar Cost Averaging (DCA)................................................
   Automatic Rebalancing......................................................

Death Benefit.................................................................
   Life Insurance Proceeds....................................................
   Death Benefit Options......................................................
   Changes in Death Benefit Options...........................................
   Changes in Face Amount.....................................................
   Changes in Owner or Beneficiary............................................

Cash Benefits During the Insured's Life ......................................
   Policy Loans...............................................................
   Partial Withdrawals........................................................
   Systematic Withdrawal Program..............................................

   Surrendering the Policy for Net Cash Surrender Value.......................

Payment Options for Benefits..................................................

Expenses of the Policy........................................................
   Deductions From Premium....................................................
   Monthly Deductions From Account Value......................................
   Deduction From Variable Account Assets.....................................
   Deductions Upon Policy Transactions .......................................

Supplemental Benefits and Riders..............................................

Other Policy Provisions.......................................................

Performance Information.......................................................

Federal Income Tax Considerations.............................................

Distribution of the Policy....................................................

About Us and the Accounts.....................................................
   The Company................................................................
   The Variable Account.......................................................
   The Guaranteed Account.....................................................

Our Directors and Executive Officers..........................................

Other Information.............................................................
   State Regulation...........................................................
   Legal Proceedings..........................................................
   Legal Matters..............................................................
   Published Ratings..........................................................

Financial Statements..........................................................

Appendix A....................................................................

Appendix B....................................................................

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

We use Account Value to determine your policy benefits.

Account Value. The total amount in the Variable Account and the Guaranteed Account attributable to your policy.

If you have a request, please write to us at this address.

Administrative  Office.  One Alico Plaza,  P.O. Box 8718,  Wilmington,  Delaware
19801.

Attained Age. The Insured's age of the Policy Date plus the number the completed policy years since the Policy Date.

Beneficiary. The person(s) who is (are) entitled to the Life Insurance Proceeds under the policy.

Cash Surrender Value. The Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Death Benefit. The amount of life insurance coverage which is based upon the death benefit option you select and the Face Amount.

You will specify the initial Face Amount in your policy application. The policy will also show the initial Face Amount.

Face Amount. The amount of insurance specified by the owner and the base for calculating the Death Benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account that consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the policy.

We measure contestability periods from the Issue Date.

Issue Date. The date the policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while life insurance coverage under the policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for policy loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

We use this value to determine if your policy is in force.

Net Cash Surrender Value. The Cash Surrender Value less any
Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of policy loans, including both principal and accrued interest.

We use the Policy Date as the date coverage begins and to determine all anniversary dates.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                              Summary of the Policy



Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial withdrawals or a surrender. Unlike traditional life insurance, you may choose how to invest your Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders provide you with the flexibility to design an insurance product that meets your specific needs.

Applying for a Policy

You may apply for a policy to cover a person, the Insured, who is younger than age 81.

Amount of life insurance benefits.

When you apply for a policy, you must select the Face Amount. The Face Amount must be at least:

o  $25,000 for Insureds age 17 and younger.

o  $50,000 for Insureds older than age 17.

When your coverage will become effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your right to cancel the policy.

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the policy application.

o 10 days after you received the policy. If required by the state where you live, we will extend the 10 days to the number required by law.

Premium Payments

Minimum initial premium.


Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premium will be paid by pre-authorized checking.

Planned periodic premium.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

Flexibility in premium payments.

During the term of the policy, you may pay premium at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Account Value

We will measure your benefits under the policy by your Account Value. Your Account Value will reflect:

o    the premium you pay;

o    the returns earned by the subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the policy charges and expenses we deduct.

Death Benefit

Death Benefit Selections.

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which will be the manner in which we calculate the death benefit for your policy.

o The tax qualification option, which will determine the manner in which we test your policy under the Code for meeting the definition of life insurance.

Death Benefit Options.

You may select from two death benefit options:

Level Death Benefit Option.

o    Level Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Variable Death Benefit Option.

o    Variable Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount plus the Account Value; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

The minimum death benefit factors we use are based upon the tax qualification option you select and the Attained Age, sex and rate class of the Insured.

Tax Qualification Options.

You may select from two tax qualification options:

o Guideline Premium/Cash Value Corridor Test - The minimum death benefit factors are based upon the Code.

o Cash Value Accumulation Test - The minimum death benefit factors are based upon the 1980 Commissioners Standard Ordinary Mortality Tables and a 4% effective annual interest rate.

Changes You May Make.

Within limits, after the first policy anniversary, you may change the death benefit option and the Face Amount. You may not change the tax qualification option.

Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial withdrawals or a surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Withdrawal -- You may withdraw part of your Net Cash Surrender Value after the first policy year. We may deduct an administrative charge. If you make a partial withdrawal during the surrender charge period, we may deduct a surrender charge. A partial withdrawal may result in a decrease in the Face Amount of your policy, depending upon your death benefit option.

o Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy


Expenses reduce your returns under the policy.

Deductions from Premium

For state premium taxes, DAC taxes and other sales expenses, we currently charge 5% of each premium payment for policy years 1- 10 and 3% in policy years 11+. The maximum we will charge is 8%.

Account Value Charges (deducted monthly)

   Cost of Insurance Charge(1)

      Current                               Guaranteed
      -------                               ----------
Ranges from 0.01609 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount risk
to 71.15029 per $1,000 of net       to 83.33333 per $1,000 of net
amount at risk(2)                       amount at risk(2)

   Administrative Charge

                                     Current               Guaranteed

            Policy Years 1-5         $15.00                  $15.00
            Policy Years 6+          $ 7.50                  $15.00



   Acquisition Charge

During the first 5 policy years, and the first 5 policy years after a Face Amount increase, there will be a charge for each $1,000 in Face Amount based on the Insured's age, sex and rate class.

Variable Account Charges (deducted daily and shown as an annualized percentage of average net assets)

   Mortality and Expense
   Risk Charge

                                     Current               Guaranteed

            Policy Years 1-10         0.75%                  0.90%
            Policy Years 11+          0.25%                  0.90%



Transaction Charges

   Transfer Charge

          $25 for each transfer in excess of 12 each policy year.

   Surrender Charge

During the first 10 policy years, and for 10 policy years following a Face Amount increase, there will be a surrender charge based on the initial Face Amount or the increase in Face Amount. (3)

Surrender Charge on Partial Withdrawal

The surrender charge on a partial withdrawal is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge on Decrease in Face Amount

The surrender charge on a decrease in Face Amount is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Withdrawal Administrative Charge

Currently, 4 partial withdrawals are allowed per year. We may charge a $25 administrative charge per partial withdrawal. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

(1) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. If the Death Benefit is equal to the Face Amount or the Face Amount plus Account Value, the net amount at risk is the difference between the Death Benefit divided by 1.0032737 and the current Account Value. Otherwise, the net amount at risk is the difference between the Death Benefit and the Account Value.

     (See "Expenses of the Policy - Monthly Deductions From Account Value.")

(2) Current and guaranteed cost of insurance rates are based on the Age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and policy year.

(3) A policy's surrender charge is based on the age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing a policy with a $500,000 Face Amount the initial surrender charge would be $11,560.00. For a 65 year old non-smoking male purchasing a policy with a $200,000 Face Amount, the initial surrender charge would be $6,868.00. The lowest and highest surrender charge are $11.02 and $34.34 per $1,000 of the Face Amount, respectively. (See Appendix A for the Table of Initial Surrender Charges.)

Expenses of the variable investment options also reduce your returns.

In addition, you will indirectly bear the costs of the management fees and other expenses paid from the assets of the portfolios you select. The annual portfolio expenses of the variable investment options are set forth below.

             PORTFOLIO EXPENSES BEFORE WAIVERS AND/OR REIMBURSEMENTS

The purpose of this table is to assist the you in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 1999, except as indicated in the footnotes below. Portfolio expenses are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                                                                  Annual
                                                          Management              Other          Operating
                                                             Fees              Expenses(1)       Expenses
                                                             ----              --------          --------
Alliance Variable Products Series Fund

Alliance Capital Management, L.P.

Growth Portfolio                                             .75%               .09%               .84%
Growth and Income Portfolio                                  .63%               .08%               .71%
High-Yield Portfolio(2)                                      .75%               .65%              1.40%
International Portfolio(2)                                  1.00%               .36%              1.36%
Premier Growth Portfolio(2)                                 1.00%               .05%              1.05%
Real Estate Portfolio(2)                                     .90%               .82%              1.72%
Technology Portfolio(2)                                     1.00%               .12%              1.12%
Total Return Portfolio(2)                                    .63%               .23%               .86%
Utility Income Portfolio(2)                                  .75%               .39%              1.14%

Anchor Series Trust

Wellington Management Company, LLP

Capital Appreciation Portfolio                               .63%               .04%               .67%
Government and Quality Bond Portfolio                        .60%               .05%               .65%

Dreyfus Stock Index Fund

The Dreyfus Corporation and Mellon Equity Associates

Stock Index Fund                                             .25%               .01%               .26%

Dreyfus Variable Investment Fund

The Dreyfus Corporation

Small Company Stock Portfolio                                .75%               .22%               .97%








Fidelity Variable Insurance Products Fund

Fidelity Management & Research Company

VIP Growth Portfolio: Initial Class(3)                       .58%               .08%               .66%
VIP High Income Portfolio: Initial Class                     .58%               .11%               .69%
VIP Money Market Portfolio: Initial Class                    .18%               .09%               .27%

Fidelity Variable Insurance Products Fund II

Fidelity Management & Research Company

VIP II Asset Manager Portfolio: Initial Class(4)             .53%               .10%               .63%
VIP II Contrafund(R)Portfolio: Initial Class(4)              .58%               .09%               .67%
VIP II Investment Grade Bond Portfolio: Initial Class        .43%               .11%               .54%

Goldman Sachs Variable Insurance Trust

Goldman Sachs Asset Management/Goldman Sachs Asset Management International

Capital Growth Fund(5)                                       .75%               .94%              1.69%
Global Income Fund(5)                                        .90%              1.78%              2.68%
Mid Cap Value Fund(5)                                        .80%               .42%              1.22%

Neuberger Berman Advisers Management Trust

Neuberger Berman Management Inc.

AMT Partners Portfolio(6)                                    .80%               .07%               .87%
AMT Limited Maturity Bond Portfolio(6)                       .65%               .11%               .76%

SunAmerica Series Trust

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio                                .71%               .03%               .74%

SunAmerica Asset Management Corp.

"Dogs" of Wall Street Portfolio(7)                           .60%               .07%               .67%
SunAmerica Balanced Portfolio                                .62%               .04%               .66%

Franklin Templeton Variable Insurance Products Trust (VIP)
Templeton Asset Management Ltd.

Templeton Developing Markets Fund - Class 1                 1.25%               .31%              1.56%
Templeton Investment Counsel, Inc..

Templeton Asset Allocation Fund - Class 1                    .60%               .18%               .78%
Templeton International Securities Fund - Class 1            .69%               .19%               .88%

-------------------------


          (1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust, and Franklin Templeton Variable Insurance Products Trust (VIP).

          (2) After waivers and reimbursements by the investment adviser, expenses for the following portfolios for the year ended December 31, 1999, were as follows:

                                                                      Annual
                                        Management       Other        Operating
                                        Fees             Expenses     Expenses

    High-Yield Portfolio                .50%             .45%          .95%
    International Portfolio             .60%             .35%          .95%
    Real Estate Portfolio               .46%             .49%          .95%
    Technology Portfolio                .87%             .08%          .95%
    Utility Income Portfolio            .60%             .35%          .95%

          (3) After waivers and reimbursement by the investment adviser, management fees, other expenses, and annual operating expenses for the VIP Growth Portfolio: Initial Class for the year ended December 31, 1999, were .58%, .07%, and .65%, respectively.

          (4) After waivers and reimbursement by the investment adviser, expenses for the following portfolios for the year ended December 31, 1999, were as follows: Annual

                                                          Management       Other        Operating
                                                          Fees             Expenses     Expenses

    VIP II Asset Manager Portfolio: Initial Class         .53%             .09%         .62%
    VIP II Contrafund(R)Portfolio: Initial Class          .58%             .07%         .65%

          (5) The expenses in the table are estimated expenses for the year ending December 31, 2000. The investment advisers to the Capital Growth Fund, Global Income Fund, and Mid Cap Value Fund have voluntarily agreed to reduce or limit certain expenses of such funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification costs, and other extraordinary expenses) to the extent such expenses exceed 0.25% per annum of each fund's average daily net assets. The estimated expenses shown below for the year ending December 31, 2000, reflect the expense limitation, which may be discontinued or modified by the investment advisers in their discretion at any time.


                                                                Annual
                                  Management       Other        Operating
                                  Fees             Expenses     Expenses

    Capital Growth Fund           .75%             .25%          1.00%
    Global Income Fund            .90%             .25%          1.15%
    Mid Cap Value Fund            .80%             .25%          1.05%

          (6) Neuberger Berman Advisers Management Trust is divided into portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Management Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the portfolio and its corresponding series.

          (7) During the fiscal year ended January 31, 2000, the investment adviser recouped $1,193 in expenses from the "Dogs" of Wall Street Portfolio. Because the amount of the recoupment from "Dogs" of Wall Street Portfolio was small, its annual operating expenses continued to be .67% after recoupment of expenses.

Federal Tax Considerations

You should consider the impact of the Code.

Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the Life Insurance Proceeds will not be taxable income to the Beneficiary. You will not be taxed as your Account Value increases. Upon a distribution from your policy, however, you may be taxed on your Account Value increases.

                         Purchasing a Polaris VUL Policy


Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option, tax qualification option and supplemental benefits and riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

Our age requirement for the Insured.

You may apply for a policy to cover a person who is younger than age 81. A newborn may be an Insured.

The minimum Face Amount.

The Face Amount must be at least:

o    $25,000 for Insureds age 17 and younger.

o    $50,000 for Insureds older than age 17.

We require a minimum initial premium.

You must pay a minimum initial premium in order for the policy to become effective or for us to issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or to "rate" an Insured as a substandard risk. When your coverage will be effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Period to Examine and Cancel.

Once you receive your policy, you should read it carefully. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the policy application; or

o 10 days after you receive the policy. If required by the state where you live, we will extend the 10 days to the number required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any requested increase in Face Amount. This does not apply to any increase in Face Amount under the Automatic Face Amount Increase Option.

How to cancel your policy.

You may cancel the policy by returning it to our Administrative Office or to our agent within the applicable time with a written request for cancellation. We will refund your premium payments. Thus, the amount we return will not reflect the returns of the subaccounts or the Guaranteed Account that you selected in your application.

Premium

The policy allows you to select the timing and amount of premium payments within limits. You should send premium payments to our Administrative Office.

All your premium payments must comply with our requirements.

Restrictions on Premium. We may not accept a premium payment:

o    If it is less than $25.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if a policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Types of premium payments.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rate class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for, and whether premium will be paid by pre-authorized checking.

We establish a minimum planned periodic premium.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premium at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premium in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you may request a change in the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premium. Additional premium is premium other than planned premium. Additional premium may be paid in any amount and at any time subject to the Code and our restrictions on premium.

Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Paying premium may not ensure that your policy remains in force.

Effect of Premium Payments. In general, unless the no lapse provision is in effect, paying all planned periodic premium may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premium, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts or the Guaranteed Account you selected; or

o of any combination of the following -- you have Outstanding Loans, you have made partial withdrawals, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

No lapse premium guarantee.

No Lapse Provision. In general, during the first five policy years, if you pay a sufficient amount of premium, your policy will not lapse even if your Net Cash Surrender Value is insufficient to pay the monthly deductions then due. You will be eligible for the no lapse premium guarantee if:

o You have not increased the Face Amount, except under the Automatic Face Amount Increase Option.

o    You have not added any riders to your policy since it was issued.

o    Your policy has not been reinstated.

o All your premium paid to date, reduced by any partial withdrawal and Outstanding Loan, are at least equal to the product of the minimum premium shown in your policy information section multiplied by the number of months that have elapsed since the Policy Date.

If you have requested a decrease in the Face Amount, we may not be able to accept any subsequent premium if such premium would cause the policy to fail to qualify as a life insurance contract under the Code. In this event, the no lapse provision will end.

Your policy will not terminate immediately upon your Account Value becoming insufficient.

Grace Period. Unless the no lapse provision is in effect, in order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions to be charged on that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o A Grace  Period of 61 days has begun.

How much you must pay to prevent your policy from terminating.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an Outstanding Loan, you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. The first business day after this period expires, we will reallocate your Account Value in the Money Market Subaccount based on the premium allocation percentages in your application.

For subsequent premium, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time, by sending written notice to our Administrative Office. The change will apply to all premium received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a subaccount or to the Guaranteed Account must be at least 5% and the sum of your allocations must equal 100%.

Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. On the first business day after the period to examine and cancel expires, we will allocate it in accordance with your allocation percentages. We will credit and invest subsequent Net Premium on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we may allocate this amount to the Money Market Subaccount until we complete our underwriting.

                                              The Investment Options


You may allocate your Account Value to:

o the subaccounts (which invest in the variable investment options offered under the policy); or

o  the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Account Value to any of the available subaccounts. Each subaccount invests in a specified portfolio of the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust or Franklin Templeton Variable Insurance Products Trust (VIP). These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

Alliance Capital Management L.P., Davis Selected Advisers, L.P., The Dreyfus Corporation, Mellon Equity Associates, Fidelity Management and Research Company, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Neuberger Berman Management, Inc., SunAmerica Asset Management Corp., Templeton Asset Management Ltd., Templeton Investment Counsel, Inc. and Wellington Management Company, LLP are the investment advisers to the portfolios. The portfolios serve as the underlying investment vehicles for other variable insurance contracts issued by us and other affiliated/unaffiliated insurance companies. We do not believe that offering these portfolios in this manner is disadvantageous to you. The portfolios' management monitors the portfolios for any conflicts among contract owners.

Portfolios managed by

Alliance Capital Management L.P.

Alliance Variable Products Series Fund

The Growth Portfolio seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

The Growth and Income Portfolio seeks reasonable current income and reasonable opportunities for appreciation through investment primarily in dividend-paying common stocks of good quality.

The High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

The International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies, i.e., companies incorporated outside the United States, companies participating in foreign economies with prospects for growth, and foreign government securities.

The Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

The Real Estate Portfolio seeks total return principally from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

The Technology Portfolio seeks growth of capital. Current income is incidental to the portfolio's objective.

The Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

The Utility Income Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed- income securities of companies in the "utilities industry."

Portfolios managed by Wellington Management Company, LLP

Anchor Series Trust

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust. Anchor Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives of the available portfolios are set forth below.

The Capital Appreciation Portfolio seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities that are widely diversified by industry and company.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in investment grade corporate debt securities.

Dreyfus Stock Index Fund

Portfolio managed by The Dreyfus Corporation and Mellon Equity Associates

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weight in the index. The fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation has engaged its affiliate, Mellon Equity Associates, to serve as the fund's index fund manager.

Dreyfus Variable Investment Fund

Portfolio managed by The Dreyfus Corporation

The Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance, as represented by Russell 2500(TM) Index. The portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-sized domestic companies whose market value generally range between $500 million and $5 billion.

Fidelity Variable Insurance Products Fund

Portfolios managed by Fidelity Management & Research Company

The VIP Growth Portfolio: Initial Class seeks capital appreciation through investment primarily in common stock.

The VIP High Income Portfolio: Initial Class seeks a high level of current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower-quality debt securities (commonly referred to as "junk-bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the accompanying prospectus. The sub-advisers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP Money Market Portfolio: Initial Class seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money

Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc. a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II

Portfolios managed by Fidelity Management & Research Company

The VIP II Asset Manager Portfolio: Initial Class seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-advisers for this portfolio are Fidelity Management & Research Far East, Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP II Contrafund(R)Portfolio: Initial Class seeks long- term capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-advisers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP II Investment Grade Bond Portfolio: Initial Class seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Portfolios managed by Goldman Sachs Asset Management/Goldman Sachs Asset Management International

Goldman Sachs Variable Insurance Trust

Goldman Sachs Asset Management serves as the adviser to Capital Growth Fund and Mid Cap Value Fund. Goldman Sachs Asset Management International serves as the adviser to Global Income Fund.

The Capital Growth Fund seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appreciation potential.

The Global Income Fund seeks high total return, emphasizing current income, and to a lesser extent, providing opportunities for capital appreciation, by investing primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and foreign currencies.

The Mid Cap Value Fund seeks  long-term  capital  appreciation  by  investing in
mid-capitalization   U.S.   stocks  that  are  believed  to  be  undervalued  or
undiscovered by the marketplace.

Portfolios managed by Neuberger Berman Management Inc. Dreyfus Stock Index Fund

Neuberger Berman Advisers Management Trust

The investments for the portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the portfolio that are offered directly to the public by means of separate prospectuses. You should be aware that the portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters and may differ in risk/return characteristics. Accordingly, the holdings and the performance of the portfolio can be expected to vary from those of the other mutual funds.

Neuberger Berman Management, Inc. serves as the investment manager of each portfolio. Neuberger Berman, LLC serves as the sub-adviser.

The AMT Partners Portfolio seeks to achieve growth of capital by investing mainly in stocks of mid- to large capitalization companies. The managers look for well-managed companies whose stock prices are undervalued.

The AMT Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal. Total return is a secondary goal. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality and securities that appear likely to have their credit ratings raised.

SunAmerica Series Trust


Various subadvisers provide investment advice to the SunAmerica Series Trust. SunAmerica Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives and subadvisers of the available portfolios are set forth below.

Portfolio managed by Davis Selected Advisers, L.P.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

Portfolios managed by SunAmerica Asset Management Corp.

The "Dogs" of Wall Street Portfolio seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining, at all times, a balanced portfolio of stocks and bonds with at least 25% invested in fixed income securities.

Franklin Templeton Variable Insurance Products Trust (VIP)

Templeton Asset Management Ltd. serves as the investment manager to the Templeton Developing Markets Fund and Templeton Investment Counsel, Inc. serves as the investment manager to the Templeton Asset Allocation Fund and Templeton International Securities Fund. Only Class 1 shares of Templeton Developing Markets Fund, Templeton Asset Allocation Fund, and Templeton International Securities Fund are available under the policy.

Portfolios managed by Templeton Asset Management Ltd

The Templeton Developing Markets Fund - Class 1 seeks long- term capital appreciation. The fund invests primarily in emerging market equity securities.

Portfolios managed by Templeton Investment Counsel, Inc.

The Templeton Asset Allocation Fund - Class 1 seeks high total return. The fund invests in equity securities of companies in any nation, debt securities of companies and governments of any nation including emerging markets, and in money market instruments.

The Templeton International Securities Fund - Class 1 seeks long-term capital growth. The fund invests primarily in the equity securities of companies located outside the United States, including emerging markets.

The various advisers may compensate us for providing administrative services in connection with the portfolios that are available under the policy. Such compensation is paid from the advisers' assets.

Guaranteed Investment Option

Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account, which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than an effective rate of 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial withdrawals and policy expenses from the Guaranteed Account and the subaccounts on a pro rata basis, unless you tell us otherwise. No portion of the Loan Account may be used for this purpose.

We treat amounts transferred from the Loan Account to the remaining portion of the Guaranteed Account as a new allocation to the Guaranteed Account. We will credit this transfer with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial withdrawal or surrender from the Guaranteed Account, we may defer payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at an effective rate of 4% per year, compounded annually, until we make payment.

                          Investing Your Account Value



The policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

o    The returns earned by the subaccounts you select.

o    Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Account Value. If your Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the policy will lapse and a Grace Period will begin.

Determining the Account Value

On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction we deduct.

On each Valuation Date thereafter, your Account Value is equal to:

o    that portion of your Account Value held in the subaccounts, plus

o    that portion of your Account Value held in the Guaranteed Account.

Your Account Value will reflect:

o    the premium you pay;

o    the returns earned by the subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the policy charges and expenses we deduct.

Account Value in the Subaccounts. We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premium or transfer part of your Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount, and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a policy loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial withdrawal, including the partial withdrawal charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial withdrawals, including the partial withdrawal charge, taken from the Guaranteed Account, less

o the allocated portion of the monthly deductions, if any, deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a policy loan, we transfer the amount of the loan to the Loan Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest charged and credited on the Loan Account.

Transfers

You may transfer Account Value among the subaccounts and to and from the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging, automatic rebalancing and systematic withdrawal programs, must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or the balance in the subaccount or the Guaranteed Account, if less;

o Form of transfer request -- You must make a written request unless you have established prior authorization to make telephone transfers or by other means we make available;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers taken from the Guaranteed Account during that policy year.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers on the same date we receive your transfer request assuming the New York Stock Exchange is open for trading. The transfer will be made at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a policy year, we will assess a $25 transfer charge. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a policy year. Transfers in connection with the dollar cost averaging and automatic rebalancing features will not count against the 12 free transfers in a policy year. We reserve the right to increase the number of free transfers allowed in any policy year.

Telephone Transfers. If you have completed an authorization form allowing telephone transfers, you may request transfers by telephone. We confirm all telephone transfers in writing. You should review all confirmations to determine if there have been any unauthorized transfers.

We will use reasonable procedures to confirm that telephone transfer requests are genuine. We will not be liable for any loss due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transfer privileges at any time.

Dollar Cost Averaging (DCA)

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

If you select this program, we will automatically transfer monthly a portion of your Account Value. Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, not less than 5% may be allocated to any subaccount or to the Guaranteed Account. You may instruct us to make the transfers from any subaccount or the Guaranteed Account so long as the Account Value in that investment option is initially at least $2,000. There is no charge for this program.

Dollar Cost Averaging From the Guaranteed Account with Six Month Bonus Rate. We may make available a six-month bonus interest rate if you use the dollar cost averaging feature from the Guaranteed Account. For the bonus interest rate to apply, you must make an initial premium payment of at least $2,000. We will credit the Net Premium to the 6-month DCA Guaranteed Account. This dollar cost averaging option must be elected at the time of application and only applies to the initial premium payment. We will transfer monthly one-sixth of your Account Value in the 6-month DCA Guaranteed Account over a period of six months. The sixth transfer from the 6-month DCA Guaranteed Account will include interest earnings for the six- month period.

During this period, we may credit an interest rate in addition to the interest rate that we are crediting on allocations or transfers to the Guaranteed Account at that time. Additional amounts may not be allocated to the 6-month DCA Guaranteed Account.

If you terminate the dollar cost averaging while your Account Value includes amounts in the 6-month DCA Guaranteed Account, we will transfer that amount to the Guaranteed Account. It will earn interest at the current rate we are crediting on allocations or transfers to the Guaranteed Account.

We reserve the right to establish dollar cost averaging transfer limits, to restrict the subaccounts from which dollar cost averaging transfers may be made, and to eliminate this option all together.

Processing Your Automatic DCA Transfers. We will begin to process your automatic transfers:


o On the first Monthly Anniversary following the end of the period to examine and cancel if you request the automatic DCA transfers when you apply for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic DCA transfers if:

o The funds in the transferring subaccount or the Guaranteed Account have been depleted;

o We receive your written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your policy goes into a Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost Averaging does not guarantee investment gains or protect against loss in a declining market.

Automatic Rebalancing

We may offer an automatic rebalancing program that rebalances your Account Value to match your allocation instructions.

This program is offered because the Account Value in the Guaranteed Account and the subaccounts will accumulate at different rates as a result of different investment returns. Automatic rebalancing will reset your Account Value in the Guaranteed Account and the subaccounts to your most recent allocation instructions. You may elect the frequency (monthly, quarterly, semi-annually, or annually) as measured from the policy anniversary. On the appropriate day, we will rebalance your Account Value by reallocating it according to your most recent allocation instructions.

Transfers resulting from automatic rebalancing will not be counted against your free transfers.

We reserve the right to suspend or modify automatic rebalancing or to charge an administrative fee for excessive election or allocation changes. Automatic rebalancing is not available if the Grace Period has commenced.

                                  Death Benefit


Life Insurance Proceeds

During the policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

The Beneficiary may receive the Life Insurance Proceeds in one lump sum or under any available payment option.

Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the required information. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under an available payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the policy.

We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will depend on the tax qualification option that you select and will equal:

o the amount of the Death Benefit determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the policy; minus

o    the Outstanding Loan, if any, minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Level Death Benefit Option.

o    Level Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor

This death benefit option should be considered if you want to minimize your cost of insurance.

Variable Death Benefit Option.

o    Variable Death Benefit Option

     The Death Benefit will be the greater of:

     (1)  Face Amount plus the Account Value; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor.

     This death benefit option should be considered if you want your Death Benefit to vary with your Account Value.

Tax Qualification Options.

Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each policy must qualify under one of these two tests and you may select the test we use for ensuring your policy meets the definition of life insurance.

For both tests under Section 7702, there is a minimum Death Benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and will be based on the Attained Age and sex of the Insured. A table of the applicable factors is located in your policy.

The two tax qualification options are:

Guideline Premium/Cash Value Corridor Test.

o    Guideline Premium/Cash Value Corridor Test. Cash Value Accumulation Test.

o Cash Value Accumulation Test. This tax qualification option should be considered if you want to maximize the premium permitted for your policy.

Once you have selected the tax qualification option for your policy, it may not be changed.

Changes in Death Benefit Options

At any time after the first policy anniversary while your policy is in force, you may request a change in death benefit option. How to request a change.

You may change your death benefit option by providing your agent with a written request or by writing to us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from the Level Death Benefit Option to the Variable Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we will not allow such a change if it would reduce the Face Amount below the minimum Face Amount. This change will also cancel all future Face Amount increases under the Automatic Face Amount Increase Option.

If you request a change from the Variable Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Death Benefit remains the same on the date the change takes effect.

Once a change is approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

Changes in Face Amount

When you apply for a policy, you may select the Automatic Face Amount Increase Option. In addition, you may request a change in the Face Amount at any time after the first policy anniversary while the policy is in force. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under the Code.

Automatic Face Amount Increase Option. Under the Automatic Face Amount Increase Option, the Face Amount will be automatically increased on specified policy anniversaries up to a maximum total for all increases that is twice the initial Face Amount. You may select the Automatic Face Amount Increase Option only if you also select the Level Death Benefit Option. When you select this option, you must specify:

o the policy anniversaries on which the Face Amount increase will begin. The increase must begin no later than the tenth policy anniversary.

o the amount of increase, which may be no less than 1% and no more than 6% of the initial Face Amount.

You may elect to cancel the automatic increase. If you do so, we will cancel all future increases. We require at least 30 days written notice before the effective date of an increase. In addition, any request to decrease the Face Amount or change from the Level Death Benefit Option to the Variable Death Benefit Option will cancel all future automatic increases.

Increases in Face Amount. Any request for an increase:


o    Must be made after the first policy anniversary.

o    Must be for at least $10,000.

o    May not be requested more than once each policy year.

o    May not be requested after the Insured's Attained Age 85.

A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The requested increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date of the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

o    Must be made after the first policy anniversary.

o    Must be for at least $5,000.

o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

During the second through the fifth policy years, you may decrease the Face Amount by up to 25% of the initial Face Amount each policy year. The decreases may be cumulative. If the Face Amount is decreased during the first 10 policy years or within 10 policy years of an increase in Face Amount, a surrender charge will be applicable.

Consequences of a Change in Face Amount. Both requested increases and decreases in Face Amount may impact the surrender charge. In addition, a requested increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract. An increase in Face Amount, other than as a result of a scheduled automatic increase, and a decrease in Face Amount, will cause the termination of the Policy's no-lapse provision. A decrease in the Face Amount will also cancel the Automatic Face Amount Increase Option.

Changes in Owner or Beneficiary

While the Insured is living, you may request a change in the owner or Beneficiary. The change will take effect on the date you sign the notice, but will not apply to any payment we make or other action we take before we receive the notice.

                     Cash Benefits During the Insured's Life


During the life of the Insured, your policy has cash benefits that you may access within limits by taking loans or making a partial withdrawal or surrender.

Policy Loans

You may request a loan against your policy at any time while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of a loan you may take as follows:

o    Maximum Loan Amount

(l) During the first policy year, you may take a loan so long as the Outstanding Loan (including the loan at issue) does not exceed 50% of the Cash Surrender Value.

(2) After the first policy year, the maximum loan amount you may take is:

     (a)  Your Net Cash Surrender Value, less

     (b) Loan interest to the next policy anniversary on the loan amount you are currently requesting , less

     (c) The amount we calculate for the monthly deductions for each Monthly Anniversary up to the next policy anniversary.

     o    Minimum Loan Amount -- $500. How to request a loan.

You must submit a written request for a loan to the Administrative Office. Policy loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year . Currently, after the tenth policy anniversary, the net cost is 0.25%. Interest is due and payable at the end of each policy year while a policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount and Guaranteed Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your premium allocation percentages in effect at the time of repayment.

Effect of Policy Loan. A policy loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited to the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the policy loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If  the  Life  Insurance   Proceeds  become  payable  while  a  policy  loan  is
outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

If the Outstanding Loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will lapse. We will send you, and any assignee of record, notice of the lapse. The notice will specify the amount that must be repaid to prevent termination. You will have the opportunity during the Grace Period to submit sufficient payment to avoid termination.

Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

o All policy loans that have not been repaid (including past due unpaid interest added to the loan), plus

o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received. You must indicate that the amount paid is for a loan repayment.

Partial Withdrawals

Requirements for Partial Withdrawals.

You may request a partial withdrawal at any time after the first policy anniversary. Currently, we limit the number of partial withdrawals to four each policy year. This does not include withdrawals made as part of the systematic withdrawal program. We may limit the minimum and maximum amount of withdrawals.

o Maximum Partial Withdrawal Amount - your policy's Net Cash Surrender Value except that the withdrawal may not cause the policy Face Amount to be less than the required minimum Face Amount.

o Minimum Partial Withdrawal Amount - $250. This limit does not apply to withdrawals under the systematic withdrawal program.

o Maximum Partial Withdrawal From the Guaranteed Account - during any policy year you may only withdraw from the Guaranteed Account 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that policy year.

o Maximum Partial Withdrawal From the Guaranteed Account If You Are a Participant in the Systematic Withdrawal Program - under this circumstance during any policy year you may only withdraw the greater of:

     (1) 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that policy year; or

     (2) The maximum amount you may have withdrawn from the Guaranteed Account in any of the prior policy years.

How to request a partial withdrawal.

You must submit a written request to our Administrative Office. We will reduce your Account Value by the partial withdrawal amount plus any applicable charges. When you request a partial withdrawal, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If you do not direct us or if the Account Value in the subaccount or Guaranteed Account is insufficient to withdraw the amount requested, we will withdraw all or the difference from the remaining subaccounts on a pro rata basis.

We will process partial withdrawal requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial withdrawals within seven days.

Expenses for Partial Withdrawal. During the first ten policy years or for the ten policy years following a requested increase in Face Amount, we will deduct the applicable surrender charge on a partial withdrawal. This charge will be deducted from your Account Value along with the amount requested to be withdrawn and will be considered part of the partial withdrawal (together, the "partial withdrawal amount"). Currently, we do not assess a processing fee for partial withdrawals. However, we reserve the right to assess a $25 processing charge for each withdrawal.

Effect of Partial Withdrawal on your Face Amount. The Face Amount of your policy will also be reduced by the partial withdrawal amount if you selected the Level Death Benefit Option.

We will reduce the Face Amount by the amount of the partial withdrawal in the following order:

(1)  The most recent increase in the Face Amount, if any, will be reduced first.

(2) The next most recent increases in the Face Amount, if any, will then be successively decreased.

(3)  The initial Face Amount will then be decreased.

No partial withdrawal may be made that would reduce the Face Amount below the minimum Face Amount.

Partial withdrawals from your policy may have tax consequences.

Systematic Withdrawal Program

You may access your Account Value by electing the systematic withdrawal program. This program allows you to automatically receive payments on a monthly, quarterly, semi-annual or annual basis. You may request to participate in the systematic withdrawal program at any time after the first policy anniversary.

You have the option to switch to borrowing from your Account Value once a specified amount of withdrawals has been reached. You may also elect to borrow the interest due on your outstanding loan balance in order to continue to receive a steady stream of income. Loans taken under this program are not subject to the minimum loan amount.

Some withdrawals may be taxable.

Surrendering the Policy for Net Cash Surrender Value

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require the return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered and no Life Insurance Proceeds will be payable. Your policy cannot later be reinstated.

                          Payment Options for Benefits

We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as upon a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of the Variable Account because they are all forms of guaranteed benefit payments.

                             Expenses of the Policy


Periodically, we will deduct expenses related to your policy. We will deduct these:

o    from premium, Account Value and from subaccount assets; and

o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct expenses on a current basis that is less than the guaranteed amount.

Deductions From Premium

We will deduct up to a maximum of 8% from each premium payment to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy. Currently, the deduction is 5% for the first ten policy years and 3% thereafter.

Monthly Deductions From Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

On each Monthly Anniversary we will deduct charges for:

o    The administration of your policy.

o    The acquisition and underwriting costs of your policy.

o    The cost of insurance for your policy.

o    The cost of any supplemental benefits or riders.

Subject to our approval, you may request us to take the monthly deductions from your Account Value allocated to the Guaranteed Account (not including the Loan Account) or a specified subaccounts. Otherwise, we will take the monthly deductions from each subaccount and the Guaranteed Account on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Variable Account. These expenses relate to premium billing and collection, record keeping, processing claims, policy loans, policy changes, reporting and overhead costs, processing applications and establishing policy records. This charge will be no more than $15 per month. Currently, after the fifth policy year the charge is $7.50 per month.

Acquisition Charge. We will make a deduction from your Account Value for expenses associated with the acquisition and underwriting costs to issue your policy. This charge will vary based on the Insured's age, sex and rate class. We deduct an amount per $1,000 of Face Amount as shown in Appendix A. The charge is assessed for the first five policy years and, if you request an increase in the Face Amount, for the first five years following that increased Face Amount.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy on that Monthly Anniversary.

Net Amount at Risk.

If the Death Benefit is equal to the Face Amount, or the Face Amount plus the Account Value, then the net amount at risk is calculated as (a) minus (b) where:

(a) is the current Death Benefit at the beginning of the policy month divided by 1.0032737; and

(b)  is the current total Account Value.

If the Death Benefit is equal to the Account Value multiplied by the appropriate minimum death benefit factor, then the net amount at risk is calculated as (a) minus (b) where:

(a)  is the current Death Benefit at the beginning of the policy month; and

(b)  is the current total Account Value

Rate Classes for Insureds. We currently rate Insureds in one of the following basic rate classifications based on our underwriting:

o    preferred nonsmoker;

o    standard plus nonsmoker;

o    standard nonsmoker;

o    smoker;

o    substandard for those involving a higher mortality risk.

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount, as well as subsequent automatic increases in Face Amount under the Automatic Face Amount Increase Option under the policy. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount and the original rate class will continue to apply to the initial Face Amount and to automatic increases in the Face Amount.

If there have been requested increases in the Face Amount, we may use different cost of insurance rates for the requested increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent requested increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances, an increase in Account Value will cause an automatic increase in the Death Benefit. The Attained Age and rate class for such requested increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the then current net amount at risk, plus the actual dollar amount of the flat extra charge.

Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premium and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premium and benefits under the policy covering males and females of the same age will generally differ.

We may also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering the purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex- distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

Mortality and Expense Risk Charge. We deduct a daily charge from the net assets in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. Currently, we charge an annual rate of 0.75% of the subaccount assets for the first 10 policy years and 0.25% thereafter. The guaranteed charge is at an annual rate of 0.90%. Although the charge may be increased or decreased in our sole discretion, it is guaranteed not to exceed an annual rate of 0.90% of your Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated and, therefore, we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each policy year. If applicable, we will deduct the charge from the amount you transfer before allocation to the new subaccount(s) or to the Guaranteed Account. The confirmation of the transaction will show the transfer charge, if any.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 10 policy years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 10 years after a requested increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the Face Amount. The surrender charge will be no greater than the product of (1) times (2) times (3) where:

(1)  is equal to the Face Amount divided by $1,000;

(2) is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and rate class; and

(3) is equal to the factor based upon the number of years that have elapsed since the policy Date or requested increase in Face Amount, as described in the following table:

            Year                      Factor

               1......................   100%

               2......................    90%

               3......................    80%

               4......................    70%

               5......................    60%

               6......................    50%

               7......................    40%

               8......................    30%

               9......................    20%

              10......................    10%

             11+......................     0%



The product of (1) and (2) will be capped at a level not to exceed a maximum surrender charge based on a rate per $1,000 of Face Amount. A table of surrender charge factors per $1,000 of Face Amount is shown in Appendix A.

Surrender Charge Based On An Increase Or Decrease In Face Amount. A requested increase in Face Amount of the policy will result in an additional surrender charge during the 10 policy years immediately following the requested increase. The additional surrender charge period will begin on the effective date of the requested increase. If the Face Amount of the policy is reduced before the end of the 10th policy year or within 10 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent requested increase in the Face Amount of the policy. They will then be applied to prior requested increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the policy.

Surrender Charge Upon Partial Withdrawal. During the surrender charge period we will deduct a surrender charge:

o    Upon a partial withdrawal; and

o    If you decrease your Face Amount.

We deduct the surrender charge from the subaccounts and the Guaranteed Account in the same proportion as we deduct the amounts for your partial withdrawal.

Surrender Charge Due to Partial Withdrawal. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Withdrawal Administrative Charge. We reserve the right to deduct an administrative charge upon a partial withdrawal of up to $25 per partial withdrawal. Currently, we do not assess an administrative charge for partial withdrawals. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by officers, directors and employees of the company, an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                        Supplemental Benefits and Riders

We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Account Value. The addition of riders may affect the cost of insurance.

Accelerated Benefit Rider (ABR)

Accidental Death Benefit Rider (ADB)

Child's Term Rider (CTR)

Other Insured Term Rider (OIR)

Primary Insured Rider (PIR)

Waiver of Monthly Deductions Rider (WMD)

Waiver of Specified Premium Rider (WSP)

                             Other Policy Provisions

Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured, without evidence of insurability. This exchange may be made:

(a)  within 24 months after the Issue Date while the policy is in force;

(b) within 24 months of any increase in Face Amount of the policy, other than under the Automatic Face Amount Increase Option; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account
Value must remain in the Guaranteed Account for the remaining life of the policy. The Face Amount in effect at the time of the exchange will remain unchanged. The Policy Date, Issue Date, and issue age of the Insured will remain unchanged. The owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on Our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premium paid, minus any loan and accrued loan interest, any partial withdrawal, and the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of a requested increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the Death Benefit and any benefits provided by riders shall be those which would be purchased at the most recent monthly deduction for the cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay Life Insurance Proceeds, loan proceeds, and partial withdrawal or surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the Life Insurance Proceeds, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if:

(1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account for up to 6 months after we receive your request.

Reports to Owners

You will receive a confirmation within seven days of the following transactions:

o the receipt of any unplanned premium (and any premium received before the Issue Date);

o    any change of allocation of premium;

o    any transfer among subaccounts;

o    any loan, interest repayment, or loan repayment;

o    any partial withdrawal;

o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

o    any exercise of your right to cancel;

o    an exchange of the policy;

o    full surrender of the policy; or

o    payment of the Life Insurance Proceeds under the policy.

Within 30 days after each policy anniversary we will send you an annual statement. The statement will show the Death Benefit currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premium paid, all charges deducted during the policy year, and all transactions. We will also send to you annual and semi-annual reports for the Variable Account.

Assignment

You may assign the policy, if we agree, in accordance with its terms by using a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

1. Request in writing a reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

2.   Provide evidence of insurability satisfactory to us;

3. Make a payment of an amount sufficient to cover (i) total monthly deductions for three months, calculated from the effective date of reinstatement; and (ii) the premium expense charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

4. Repay or reinstate any Outstanding Loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. We will deduct the premium expenses from the required payment. The monthly expense charges, Account Value, Outstanding Loan and surrender charge that will apply upon reinstatement will be those that were in effect on the date the policy lapsed. We will start to make monthly deductions again as of the effective date of reinstatement.

                             Performance Information

From time to time we may advertise the total return and the average annual total return of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

Total return for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. Total return for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix B reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to owners and prospective owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy.

Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the portfolios.

                        Federal Income Tax Considerations


The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your own tax advisers to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy.

To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55% of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may be met for each if:

    o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

    o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

    o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

Generally, each U.S. government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premium permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with outstanding loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment
Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premium you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premium you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premium paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premium paid.

o Extra premium for optional benefits and riders generally do not count in computing the premium paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premium substantially in excess of scheduled premium is paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.


o If the policy is classified as a MEC, then amounts you receive under the policy before the insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premium paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a policy loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a policy, a change in the policy's death benefit option, a policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a beneficiary who is either 37 1/2 years younger than the owner or a grandchild of the owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal, state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policy.

                           Distribution of the Policy


Where the policy may be lawfully sold, it is sold by licensed insurance agents who are registered representatives of broker- dealers registered under the Securities Exchange Act of 1934. The broker-dealers are also members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Variable Account, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premium paid for policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policies.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.

                            About Us and the Accounts

The Company

We are a member of the American International Group, Inc.

AIG Life Insurance Company is a stock life insurance company operating under the laws of the State of Delaware. It was incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

The Variable Account

We established the Variable Account as a separate investment account on June 5, 1986. It may be used to support the policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws.

Although you may have allocated your Account Value to the subaccounts, you do not own these assets. You only own your policy.

We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The subaccounts available under the policy invest in shares of a specific portfolio of the Anchor Series Trust or SunAmerica Trust. The Variable Account may include other subaccounts that are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

Rights we have reserved.

We have reserved certain rights regarding the Variable Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    change, add or delete designated investment options.

o    add or remove subaccounts.

o withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount.

o    combine any two or more subaccounts.

o register other separate accounts or deregister the Variable Account with the Securities and Exchange Commission.

o run the Variable Account under the direction of a committee and discharge such committee at any time.

o restrict or eliminate any voting rights of owners, or other persons who have voting rights as to the Variable Account.

o operate the Variable Account or one or more of the subaccounts by making direct investments or in any other form. If we do so, we may invest the assets of the Variable Account or one or more of the subaccounts in any investments that are legal, as determined by our own or outside counsel.

We will not change an investment adviser or any investment of a subaccount of our Variable Account unless approved by the Commissioner of Insurance of the State of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount without charge to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages.

Voting Rights. We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from owners with Account Value in the corresponding subaccounts. If allowed by law or required by law, we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within our general account. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate investment accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or the Guaranteed Account as an investment company under the Investment Company Act of 1940.

The staff of the Securities and Exchange Commission has not reviewed our disclosure regarding the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                      Our Directors and Executive Officers


The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five years. All officers have been affiliated with the company during the past five years unless otherwise indicated.

                                                     Principal Business
                                                     Affiliations and
                                                     Principal Occupations
Name and Address            Office                   During Past Five Years

Michele L. Abruzzo          Director, Senior Exec.   Senior Vice President
80 Pine Street              Vice President
13th Floor
New York, NY 10005

James A. Bambrick           Senior Vice President,   Senior Vice President, A&H
One Alico Plaza             Chief Operations         Division
600 King Street             Officer
Wilmington, DE  19801

Paul S. Bell                Director,  Senior Vice   Senior Vice President
One Alico Plaza             President, Chief         Actuary
600 King Street             Actuary
Wilmington DE 19801

Maurice R. Greenberg        Director                 Director, Chairman and
70 Pine Street                                       Chief Executive Officer of
New  York, NY  10270                                 AIG, Inc.

Edward Easton Matthews      Director, Senior         Vice Chairman Investments
70 Pine Street              Vice President           and Financial Services,
New York, NY  10270                                  AIG, Inc.

Jerome Thomas Muldowney     Director,                Senior Managing Director of
175 Water Street            Senior Vice              AIG Global Investment Corp.
New York, NY  10038         President

Robinson K. Nottingham      Director, Chairman       Chairman of the Board and
70 Pine Street              of the Board             Chief Executive Officer of
New York, NY  10270                                  American International Life
                                                     Insurance Company (ALICO)

John Oehmke                 Chief Financial          Regional Vice President,
One Alico Plaza             Officer,                 Controller American
600 King Street             Vice President           International Companies,
Wilmington, DE  19801                                Japan and Korea

Nicholas A. O'Kulich        Director, Vice           Vice President, Senior Vice
70 Pine Street              Chairman, Treasurer      President, AIG, Inc.
New York, NY  10270

Howard Ian Smith            Director                 Director, Executive Vice
70 Pine Street                                       President, Chief Financial
New York, NY  10270                                  Officer and Comptroller,
                                                     AIG, Inc.

Edmund Sze-Wing Tse         Director                 Vice Chairman, Life
AIA Bldg.                                            Insurance, AIG, Inc.
70 Pine Street
New York, NY  10270

Elizabeth M. Tuck           Secretary                Secretary and Assistant
70 Pine Street                                       Secretary of AIG, Inc., and
New York, NY  10270                                  certain affiliates

Kenneth D. Walma            Vice President,          Assistant Secretary,
One Alico Plaza             General Counsel          Associate General Counsel
600 King Street
Wilmington, DE  19801

Gerald Walter Wyndorf       Director, Chief          Executive Vice President
80 Pine Street              Executive Officer
13th Floor                  and President
New York, NY 10038

                                Other Information


State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Variable Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Variable Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                              Financial Statements

Our financial statements and those of the Variable Account have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in their report, and have been included in this prospectus in reliance upon the authority of such firm as experts in accounting and auditing.

                           Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                           AIG LIFE INSURANCE COMPANY

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                         December 31,            December 31,
                                                                            1999                     1998
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,702,879           $ 4,238,045
        (cost: 1999 - $4,890,022; 1998 - $4,081,008)
     Equity securities:
        Common stock

        (cost: 1999-$892; 1998 - $901)                                            2,233                 2,410
      Non-redeemable preferred stock
      (cost: 1999 - $50,794; 1998 - $18,250)                                     49,377                19,338
Mortgage loans on real estate, net                                              345,253               468,342
Real estate, net of accumulated
 depreciation of $5,041 in 1999 and $4,351 in 1998                               12,543                13,002
Policy loans                                                                    643,815             1,010,969
Other invested assets                                                            77,845                81,916
Short-term investments                                                          222,677               163,704
Cash                                                                                 86                 4,788
                                                                       ----------------         -------------

    Total investments and cash                                                6,056,708             6,002,514


Amounts due from related parties                                                  5,465                17,330
Investment income due and accrued                                                93,183                94,029
Premium and insurance balances receivable                                        64,359                56,583
Reinsurance assets                                                               99,850                72,044
Deferred policy acquisition costs                                               220,672               167,840
Federal income tax receivable                                                     9,611                 4,207
Deferred income taxes                                                            63,568                     -
Separate and variable accounts                                                3,220,806             1,971,280
Other assets                                                                      5,363                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 9,839,585           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                             December 31,           December 31,
                                                                               1999                     1998
Liabilities

  Policyholders' funds on deposit                                           $ 4,612,363             $ 4,472,854
  Future policy benefits                                                      1,284,568               1,002,244
  Reserve for unearned premiums                                                  21,100                  21,468
  Policy and contract claims                                                    212,627                 200,193
  Reserve for commissions, expenses and taxes                                    19,390                  25,702
  Insurance balances payable                                                     60,642                  56,263
  Amounts due to related parties                                                  6,821                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              3,220,806               1,971,280
  Minority interest                                                               5,837                   5,987
  Other liabilities                                                              75,039                  59,189
                                                                          -------------             -----------


                                    Total liabilities                         9,519,193               7,875,818
                                                                            -----------             -----------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             283,908                 236,521
  Accumulated other comprehensive income                                       (121,683)                121,549
                                                                            -----------            ------------

                                    Total capital funds                         320,392                 516,237
                                                                            -----------            ------------


Total liabilities and capital funds                                         $ 9,839,585             $ 8,392,055
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                                 Years   ended   December 31,

                                                                       1999                  1998                  1997
                                                                  ------------             --------              -------
Revenues:
  Premiums                                                         $   712,920             $  616,964           $ 437,650
  Net investment income                                                443,863                457,148             381,868
  Realized capital losses                                              (11,240)                  (334)             (3,025)
                                                                  -------------         -------------          ----------

                     Total revenues                                  1,145,543              1,073,778             816,493
                                                                    ----------             ----------            --------


Benefits and expenses:
  Benefits to policyholders                                            329,888                272,368             188,969
  Increase in future policy benefits
   and policyholders' funds on deposit                                 539,457                547,100             397,481
  Acquisition and insurance expenses                                   202,678                168,075             163,533
                                                                   -----------            -----------            --------

                    Total benefits and expenses                      1,072,023                987,543             749,983
                                                                    ----------            -----------            --------


Income before income taxes                                              73,520                 86,235              66,510
                                                                  ------------            -----------           ---------

Income taxes:
   Current                                                              15,055                 16,218              20,059
   Deferred                                                             10,884                 15,220               3,964
                                                                  ------------            -----------          ----------

      Total income taxes                                                25,939                 31,438              24,023
                                                                  ------------            -----------           ---------

Net income before minority interest                                     47,581                 54,797              42,487
Minority interest income                                                  (194)                  (163)               (128)
                                                                 --------------          -------------         ----------


Net income                                                         $    47,387            $    54,634           $  42,359
                                                                    ==========             ==========            ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                   Years   ended   December 31,

                                                                       1999                 1998                  1997
Common stock

Balance at beginning of year                                     $       4,884        $        4,884         $      4,884
                                                                   -----------           -----------          -----------
Balance at end of year                                                   4,884                 4,884                4,884
                                                                   -----------           -----------          -----------


 Additional paid-in capital

Balance at beginning of year                                           153,283               153,283              123,283
Capital contributions                                                        -                     -               30,000
                                                               ---------------       ---------------           ----------
Balance at end of year                                                 153,283               153,283              153,283
                                                                     ---------             ---------            ---------


Retained earnings

  Balance at beginning of year                                         236,521               181,887              139,528
  Net income                                                            47,387                54,634               42,359
                                                                    ----------            ----------           ----------

  Balance at end of year                                               283,908               236,521              181,887
                                                                     ---------             ---------            ---------


Accumulated other comprehensive income

 Balance at beginning of year                                          121,549               114,490               62,814
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                     (374,203)               10,860               79,497
  Deferred income tax benefit (expense) on
      changes                                                          130,971                (3,801)             (27,821)
                                                                    ----------            ----------            ---------

  Balance at end of year                                              (121,683)              121,549              114,490
                                                                    ----------             ---------            ---------


               Total capital funds                                  $  320,392            $  516,237           $  454,544
                                                                     =========             =========            =========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                           Years  ended   December 31,
                                                                             1999               1998               1997
                                                                         ------------         -------            --------

Cash flows from operating activities:

 Net income                                                               $   47,387        $     54,634       $    42,359

 Adjustments  to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                294,389             250,810           121,325
 Change in premiums and insurance balances
  receivable and payable -net                                                 (3,398)               (753)           (5,346)
 Change in reinsurance assets                                                (27,806)            (11,301)          157,710
 Change in deferred policy acquisition costs                                 (52,832)            (49,305)          (34,248)
 Change in investment income due and accrued                                     846              (8,894)           22,133
 Realized capital losses                                                      11,240                 334             3,025
 Change in current and deferred income taxes -net                              5,480               9,330             2,689
 Change in reserves for commissions, expenses and taxes                       (6,312)              9,599            13,243
 Change in other assets and liabilities - net                                 26,888             (61,575)           69,582
                                                                          ----------          -----------        ---------
         Total adjustments                                                   248,495             138,245           350,113
                                                                           ---------           ---------          --------
 Net cash provided by operating activities                                   295,882             192,879           392,472
                                                                           ---------           ---------          --------

Cash flows from investing activities:

 Cost of fixed maturities, at market, sold                                   564,697             282,756            23,816
 Cost of fixed maturities, at market, matured or redeemed                    318,833             340,435           153,963
 Cost of equity securities sold                                                1,032               1,039             3,676
 Cost of real estate sold                                                          -               2,585                 -
 Realized capital losses                                                     (11,240)              1,666             1,975
 Purchase of fixed maturities                                             (1,685,038)         (1,865,768)         (804,262)
 Purchase of equity securities                                               (33,567)            (18,559)           (1,750)
 Purchase of real estate                                                           -                (341)             (413)
 Mortgage loans granted                                                     (134,988)           (202,484)          (87,690)
 Repayments of mortgage loans                                                258,159              83,035            29,298
 Change in policy loans                                                      367,154             485,868           377,124
 Change in short-term investments                                            (58,973)            504,208          (567,876)
 Change in other invested assets                                             (23,336)            (11,706)            6,294
 Other - net                                                                  (2,826)            (27,908)           11,917
                                                                          ----------          -----------       ----------
  Net cash used in investing activities                                     (440,093)           (425,174)         (853,928)
                                                                            --------           ----------        ---------

Cash flows from financing activities:

 Change in policyholders' funds on deposit                                   139,509             231,951           430,808
  Proceeds from capital contribution                                               -                   -            30,000
                                                                      --------------    ----------------        ----------
   Net cash provided by financing activities                                 139,509             231,951           460,808
                                                                            --------          ----------         ---------

Change in cash                                                                (4,702)               (344)             (648)
Cash at beginning of period                                                    4,788               5,132             5,780
                                                                          ----------        ------------        ----------
Cash at end of period                                                  $          86       $       4,788       $     5,132
                                                                        ============        ============        ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                               Years  ended   December 31,

                                                                          1999                    1998               1997
                                                                    -----------------       ----------              ------

Comprehensive income

Net income                                                            $      47,387        $      54,634       $     42,359
                                                                       ------------         ------------        -----------
Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                              (374,203)              10,860             79,497
 Changes due to deferred income tax benefit
       (expense) on changes                                                 130,971               (3,801)          (27,821)
                                                                        -----------        -------------         ---------

  Other comprehensive income                                               (243,232)               7,059            51,676
                                                                         ----------        --------------        ---------

 Comprehensive income                                                   $  (195,845)        $     61,693        $   94,035
                                                                         ==========-         ===========         =========



















                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,540,000 and $2,448,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                                                        Years ended  December 31,

                                                                                1999            1998              1997

        Fixed maturities                                                      $330,806          $284,267         $200,097
        Equity securities                                                        1,670               622               58
        Mortgage loans                                                          37,255            36,464           28,714
        Real estate                                                              2,253             2,406            2,254
        Policy loans                                                            55,832           120,927          148,555
        Cash and short-term investments                                          7,349             9,346            3,582
          Other invested assets                                                 15,141             8,015            2,380
                                                                             ---------         ---------        ---------
                  Total investment income                                      450,306           462,047          385,640
        Investment expenses                                                      6,443             4,899            3,772
                                                                             ---------         ---------        ---------

                  Net investment income                                       $443,863          $457,148         $381,868
                                                                               =======           =======          =======


2.   Investment Information - (continued)

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                        Years ended December 31,

                                                                                 1999              1998             1997
                                                                             ----------           -------          ------

    Realized (losses) gains on investments:
        Fixed maturities                                                     $ (11,100)     $          -    $          -
        Equity securities                                                           86                84            1,975
        Mortgage loans                                                               -            (2,000)          (5,000)
        Real estate                                                                  -             1,561                -
        Other invested assets                                                     (226)               21                -
                                                                           -----------         ---------     ------------
        Realized losses                                                      $ (11,240)         $   (334)       $  (3,025)
                                                                              ========           =======         =========

    Change in unrealized appreciation (depreciation) of investments:

          Fixed maturities                                                   $(344,180)         $( 1,131)        $ 77,422

        Equity securities                                                       (2,673)            1,203             (626)
          Other invested assets                                                (27,350)           10,788            2,701
                                                                             ----------          -------        ---------
        Change in unrealized appreciation
        (depreciation) of investments                                        $(374,203)          $10,860         $ 79,497
                                                                              -========           ======          =======


          Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $564,697,000, $282,756,000, and $23,816,000, respectively.

          During 1999,  1998 and 1997,  gross gains of  $8,603,000,  $0, and $0,
          respectively,   and  gross   losses  of   $19,703,000,   $0,  and  $0,
          respectively, were realized on dispositions of fixed maturity investments.

          During  1999,  1998 and 1997,  gross  gains of $87,000,  $84,000,  and
          $1,975,000, respectively, and gross losses of $1,000, $0, and $0, respectively, were realized on disposition of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments: At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $3,635,000 and $2,854,000 and gross losses of $3,711,000 and $257,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):



                                                                               Gross            Gross        Estimated
        1999                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------
          Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     54,114     $      10,611   $         549     $    64,176
          States, municipalities and

              political subdivisions                        298,831             8,474           2,777         304,528
          Foreign governments                                20,242               947             109          21,080
          All other corporate                             4,516,835            30,080         233,820       4,313,095
                                                          ---------       -----------        --------       ---------

        Total fixed maturities                           $4,890,022      $     50,112      $  237,255      $4,702,879
                                                          =========       ===========        ========       =========

    -----------------------------------



                                                                               Gross            Gross        Estimated
        1998                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------

        Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     50,617     $      19,220   $          10     $    69,827
          States, municipalities and

              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201               -          37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

     The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                           Estimated
                                                                               Amortized                    Market
                                                                                 Cost                       Value
                                                                               --------                    ---------

        Due in one year or less                                                $   320,364                $   310,060
        Due after one year through five years                                    1,431,252                  1,385,475
        Due after five years through ten years                                   1,788,798                  1,708,343
        Due after ten years                                                      1,349,608                  1,299,001
                                                                                ----------                  ---------

                                                                               $ 4,890,022                 $4,702,879
                                                                                 =========                  =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $577,112,000 and $522,844,000, respectively; the estimated amortized cost was approximately $586,925,000 in 1999 and $504,077,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999 and 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $368,018,000 and $344,609,000, respectively, and an aggregate market value of $326,989,000 and $327,217,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

        Bankers Trust                                                 $  35,126
        Camden Property                                                  38,782
        Countrywide                                                      39,621
        Fort James                                                       36,202
        GMAC                                                             34,375
        Lehman Brothers                                                  35,698
        Morgan Stanley Capital                                           37,532
        Morgan Stanley Group                                             40,665
        RFCO                                                             33,501
        Simon Debartolo                                                  41,138
        Tower Funding                                                    49,489

        Other Invested Assets:
        Equity Linked Investors II, L.P.                              $  36,852

3.  Deferred Policy Acquisition Costs

          The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                                   Years  ended   December 31,

                                                                            1999             1998               1997
                                                                         ----------        ------             -------


        Balance at beginning of year                                      $167,840         $118,535           $84,287
        Acquisition costs deferred                                          73,097           71,430            50,927
        Amortization charged to income                                     (20,265)         (22,125)          (16,679)
                                                                          --------         --------          --------
        Balance at end of year                                            $220,672         $167,840          $118,535
                                                                           =======          =======           =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1999 and 1998 follows (in thousands):

                                                                                    1999                       1998
        Future Policy Benefits:
        Long duration contracts                                                $ 1,255,606               $    987,503
        Short duration contracts                                                    28,962                     14,741
                                                                               -----------               ------------
                                                                               $ 1,284,568                $ 1,002,244
                                                                                 =========                  =========

        Policyholders' funds on deposit:
        Annuities                                                              $ 1,598,685                $ 1,385,203
        Universal life                                                             212,907                    184,460
        Guaranteed investment contracts (GICs)                                     976,517                    669,035
        Corporate owned life insurance                                           1,816,969                  2,229,843
           Other investment contracts                                                7,285                      4,313
                                                                              ------------               ------------

                                                                                $ 4,612,363                 $ 4,472,854
                                                                                  =========                   =========

4.   Future Policy Benefits and Policyholders' Funds on Deposit - (continued)

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 7.4 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                  Years ended December 31,


                                                 1999                         1998                        1997
                                         -----------------------         ----------------            --------------

                                               Percent                      Percent                     Percent
                                                 of                            of                          of
                                               pre-tax                      pre-tax                     pre-tax
                                             operating                     operating                   operating

                                         Amount         Income            Amount    Income           Amount     Income
        "Expected" income tax
             expense                       $ 25,732       35.0%         $ 30,183     35.0%         $ 23,279      35.0%
        Prior year federal
             income tax benefit                 109         0.1              268      0.3                (6)        -
          State income tax                      198        0.3               599      0.7               673       1.0
        Other                                  (100)      (0.1)              388      0.5                77       0.1
                                           --------     ------         ---------    -----        ----------     -----
        Actual income tax expense           $25,939       35.3%         $ 31,438     36.5%         $ 24,023      36.1%
                                             ======     ======           =======     ====           =======      ====

     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                   Years ended December 31,

                                                                                1999                     1998
    Deferred tax assets:
        Adjustment to life policy reserves                                  $   74,579              $    59,903
        Unrealized depreciation of investments                                  65,527                        -
        Adjustments to mortgage loans and
              investment income due and accrued                                  5,009                    4,913
        Adjustment to policy and contract claims                                 1,959                    5,456
        Other                                                                    2,521                    2,406
                                                                            ----------                ---------
                                                                               149,595                   72,678
                                                                              --------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                   $   74,247              $    55,308
        Unrealized appreciation on investments                                       -                   65,445
        Fixed maturities discount                                                7,744                    4,911
        Other                                                                    4,036                    3,533
                                                                            ----------              -----------
                                                                                86,027                  129,197
                                                                             ---------                ---------

        Net deferred tax (asset) liability                                  $  (63,568)              $   56,519
                                                                             =========                =========

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $20,156,000, $21,184,000, and $20,311,000, respectively.

6.   Commitments and Contingencies

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1999                                        Fair               Carrying
                                                    Value               Amount


        Cash and short-term investments        $    222,763         $    222,763
        Fixed maturities                          4,702,879            4,702,879
        Equity securities                            51,610               51,610
        Mortgage and policy loans                   994,825              989,068

        Policyholders' funds on deposit         $ 4,627,170          $ 4,612,363


        1998                                        Fair               Carrying
                                                    Value                Amount

        Cash and short-term investments        $    168,492         $    168,492
        Fixed maturities                          4,238,045            4,238,045
        Equity securities                            21,748               21,748
        Mortgage and policy loans                 1,500,447            1,479,311

        Policyholders' funds on deposit         $ 4,554,644          $ 4,472,854

8.   Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,805,000 during 1999, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,955,000 at December 31, 1999 and $298,047,000 at December 31, 1998. Statutory net income amounted to $23,517,000, $28,789,000 and $35,350,000 for 1999, 1998 and 1997,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(11,240,000), $(334,000) and $(3,025,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $89,000, $272,000, and $373,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                         Payment

                 2000                                        $  4,714
                 2001                                           4,250
                 2002                                           3,773
                 2003                                           3,451
                 2004                                           1,831
        Remaining years after 2004                                  -
                                                              -------

                 Total                                        $18,019
                                                              =======

     Rent expense approximated $4,983,000, $4,450,000, and $3,881,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):



    December 31, 1999
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed            Net             to Net


      Life Insurance in Force             $55,097,927        $19,275,199      $ 850,313        $36,673,041          2.3%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                241,419             52,217          2,449            191,651          1.3%
          Accident and Health                 210,592            112,162        171,794            270,224         63.6%
          Annuity                             251,045                  -              -            251,045            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     703,056       $    164,379      $ 174,243      $     712,920         24.4%
                                         ============        ===========       ========       ============



    December 31, 1998
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed              Net           to Net


      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126                      -               -       269,126            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

    December 31, 1997
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded          Assumed              Net              to Net


      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999                      -               -       126,999            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $147,882,000, $111,580,000, and $100,029,000, respectively, for each of the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,251,000 and $1,000 for the year ended December 31, 1997. Premium income and ceding commission expense assumed from affiliates aggregated  $158,579,000  and  $31,710,000,  respectively,  for  1999, compared to $131,771,000 and $31,584,000, respectively, for 1998, and $110,529,000 and $24,853,000, respectively for 1997.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $38,845,000, $40,417,000 and $37,846,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $20,604,000, $23,132,000 and $18,134,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising fifty-nine subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account II; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
      Investments at Market Value:

                                                     Shares              Cost              Market Value
                                              --------------------------------------------------------------
AIM
  Capital Appreciation Fund                            13,473.865           $ 334,855             $ 479,400
  International Equity Fund                            27,571.074             554,714               807,557
Alliance
  Conservative Investors Portfolio                      2,934.676              39,465                39,415
  Global Bond Portfolio                                 1,392.310              15,739                15,665
  Global Dollar Government Portfolio                       19.951                 191                   214
  Growth Portfolio                                    135,490.669           3,302,844             4,551,131
  Growth & Income Portfolio                           118,857.542           2,496,396             2,589,910
  Growth Investors Portfolio                           14,109.342             215,377               241,693
  Money Market Portfolio                               30,956.920              30,956                30,956
  Premier Growth Portfolio                             16,401.606             541,489               663,441
  Technology Portfolio                                130,454.729           3,342,191             4,384,584
  Total Return Portfolio                                  139.972               2,413                 2,448
  Quasar Portfolio                                    100,273.238           1,262,932             1,303,552
  U.S. Government/High Grade Securities Portfolio          76.713                 935                   858
  Utility Income Portfolio                                 51.049                 920                 1,106
Anchor
  Capital Appreciation Portfolio                        1,452.187              74,567                82,804
  Government & Quality Bond Portfolio                   8,787.288             120,310               120,210
  Growth Portfolio                                        799.586              28,845                30,800
  Natural Resources Portfolio                             741.289              11,134                12,023
Dreyfus
  Small Company Stock Portfolio                        23,570.817             340,290               393,399
  Stock Index Portfolio                               132,228.166           4,151,339             5,084,173
  Zero Coupon 2000 Portfolio                            1,409.864              17,499                17,156
Fidelity
  Asset Manager Portfolio                              64,730.820           1,113,633             1,208,521
  Contrafund Portfolio                                 36,014.987             872,727             1,049,838
  Growth Portfolio                                    109,646.236           4,509,339             6,022,870
  High Income Portfolio                                42,812.152             484,672               484,205
  Investment Grade Bond Portfolio                      40,457.261             498,052               491,961
  Money Market Portfolio                            1,761,346.140           1,761,346             1,761,346
  Overseas Portfolio                                   24,504.130             495,219               672,397
SunAmerica
  Alliance Growth Portfolio                            20,057.491             690,507               769,605
  Aggressive Growth Portfolio                           6,244.706             119,770               145,877
  Asset Allocation Portfolio                            1,890.852              27,379                28,344
  Cash Management Portfolio                           169,827.747           1,835,840             1,849,423
  Corporate Bond Portfolio                                656.427               7,383                 7,300
  "Dogs" of Wall Street Portfolio                       3,708.923              33,523                33,233
  Emerging Markets Portfolio                            3,590.599              32,978                39,819
  Federated Value Portfolio                             9,834.379             156,562               162,956
  Global Bond Portfolio                                   295.259               3,194                 3,190
  Global Equities Portfolio                             1,740.013              33,657                37,914
  Growth-Income Portfolio                               4,490.075             134,696               146,241
  High-Yield Bond Portfolio                             8,942.888              92,717                93,723
  International Diversified Equities Portfolio         10,498.206             152,874               167,970
  International Growth & Income Portfolio               9,380.240             127,027               120,911
  MFS Growth & Income Portfolio                         5,738.599              77,264                80,111
  MFS Mid-Cap Growth Portfolio                          5,802.442              87,737                94,347
  MFS Total Return Portfolio                            2,900.907              41,659                41,512
  Putnam Growth Portfolio                               4,928.449             128,633               138,932
  Real Estate Portfolio                                   552.567               4,700                 4,869
  SunAmerica Balanced Portfolio                         5,042.349              90,003                99,032
  Utility Portfolio                                       752.833              10,771                10,827
  Venture Value Portfolio                               9,820.109             247,466               263,081
  Worldwide High Income Portfolio                          54.943                 566                   586
Van Eck
  Worldwide Emerging Markets Portfolio                  8,283.308              65,860               118,117
  Worldwide Hard Assets Portfolio                       6,542.928              65,819                71,708
Weiss,Peck & Greer
  Tomorrow Long Term Portfolio                          8,395.470              73,440                76,566
  Tomorrow Medium Term Portfolio                          536.633               4,911                 4,841
  Tomorrow Short Term Portfolio                           817.802               8,678                 8,186
                                                                  --------------------  --------------------
Total Investments                                                        $ 30,976,003          $ 37,162,854
     Total Assets                                                                              $ 37,162,854
                                                                                        ====================

EQUITY:
      Policy Owners' Equity                                                                    $ 37,162,854
                                                                                        ---------------------
                     Total Equity                                                              $ 37,162,854
                                                                                        =====================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999


                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Investment Income (Loss):
    Dividends                                    $1,332,831             $10,005            $26,327
Expenses:
    Mortality & Expense Risk Fees                   224,586               2,575              4,077
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                      1,108,245               7,430             22,250
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                  1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation)                            4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments               5,905,218             128,180            244,446
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                    $7,013,463            $135,610           $266,696
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond            Government
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,311                $322                $31
Expenses:
    Mortality & Expense Risk Fees                       338                 109                  2
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          2,973                 213                 29
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation)                               (1,782)               (364)                15
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                  (1,450)               (836)                16
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,523               ($623)               $45
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                      $270,895            $228,364            $22,202
Expenses:
    Mortality & Expense Risk Fees                    31,382              20,015              2,024
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        239,513             208,349             20,178
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation)                              690,619             (46,210)               700
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  843,700              13,420             12,053
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,083,213            $221,769            $32,231
                                              ==============     ===============      =============


                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $30,720             $20,021             $4,775
Expenses:
    Mortality & Expense Risk Fees                     1,926               3,973              3,655
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         28,794              16,048              1,120
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0            105,394
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  322,423                   0            106,290
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $351,217             $16,048           $107,410
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,163                $230             $1,251
Expenses:
    Mortality & Expense Risk Fees                    16,479                  22              5,084
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        (13,316)                208             (3,833)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation)                              860,253                 (78)            94,963
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                1,456,617                 (71)           238,245
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,443,301                $137           $234,412
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                  Grade             Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                           $60                 $44               $209
Expenses:
    Mortality & Expense Risk Fees                         8                  10                 71
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             52                  34                138
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation)                                  (78)                134              8,237
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                      (83)                144             13,622
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          ($31)               $178            $13,760
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $1,993                $116                 $0
Expenses:
    Mortality & Expense Risk Fees                       145                  50                 10
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          1,848                  66                (10)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation)                                 (100)              1,955                890
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   (2,088)              6,451                891
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                         ($240)             $6,517               $881
                                              ==============     ===============      =============


                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0             $82,801               $930
Expenses:
    Mortality & Expense Risk Fees                     2,786              35,158                155
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         (2,786)             47,643                775
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation)                               49,961             534,775               (456)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   32,785             678,651               (460)
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $29,999            $726,294               $315
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $61,501             $13,299           $360,271
Expenses:
    Mortality & Expense Risk Fees                     9,130               5,958             40,086
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         52,371               7,341            320,185
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation)                               50,732             139,635            916,601
                                              --------------     ---------------      -------------

    Net Gain (Loss) on Investments                   50,594             156,330          1,141,638
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $102,965            $163,671         $1,461,823
                                              ==============     ===============      =============


                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $25,817             $11,228           $104,828
Expenses:
    Mortality & Expense Risk Fees                     3,902               3,790             18,801
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         21,915               7,438             86,027
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation)                               17,353             (12,354)                 0
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    4,428             (13,466)                 0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,343             ($6,028)           $86,027
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $16,156                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                     4,369                 904                123
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         11,787                (904)              (123)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation)                              173,424              79,099             26,106
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  176,884              84,768             28,038
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $188,671             $83,864            $27,915
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0             $10,746                 $0
Expenses:
    Mortality & Expense Risk Fees                        32               4,228                  6
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (32)              6,518                 (6)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation)                                  965              13,584                (84)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,042              17,743                (60)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,010             $24,261               ($66)
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                        26                  44                121
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (26)                (44)              (121)
                                              --------------     ---------------      -------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation)                                 (291)              6,842              6,394
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                    (694)              7,803              6,323
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($720)             $7,759             $6,202
                                              ==============     ===============      =============


                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         4                  64                182
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (4)                (64)              (182)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation)                                   (2)              4,258             11,546
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                       (2)              5,838             15,634
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                           ($6)             $5,774            $15,452
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0            $10,764
Expenses:
    Mortality & Expense Risk Fees                        70                 144                100
                                              --------------     ---------------      -------------
 Net Investment Income (Loss)                           (70)               (144)             10,664
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation)                                1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,320              14,622             (6,067)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,250             $14,478             $4,597
                                              ==============     ===============      =============

                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0              $1,260                 $0
Expenses:
    Mortality & Expense Risk Fees                       122                  59                 50
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (122)              1,201                (50)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation)                                2,847               6,611               (146)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    6,328              10,130                367
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,206             $11,331               $317
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                       198                   4                101
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (198)                 (4)              (101)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation)                               10,300                 168              9,028
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   16,836                 168              9,242
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,638                $164             $9,141
                                              ==============     ===============      =============

                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         5                 227                  0
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (5)               (227)                 0
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation)                                   55              15,614                 19
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                      64              15,351                 22
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                           $59             $15,124                $22
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                 VanEck              VanEck               WP&G
                                                Worldwide          Worldwide            Tomorrow
                                                Emerging              Hard                Long
                                                 Markets             Assets               Term
                                                  Fund                Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0                $544             $7,635

Expenses:
     Mortality & Expense Risk Fees                      562                 405                607
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (562)                139              7,028
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,139              (8,908)               692
    Change in Unrealized Appreciation
        (Depreciation)                               49,606              18,485             (1,304)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   52,745               9,577               (612)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $52,183              $9,716             $6,416
                                              ==============     ===============      =============


                                                  WP&G                WP&G
                                                Tomorrow            Tomorrow
                                                 Medium              Short
                                                  Term                Term
                                                Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $414                $598
Expenses:
    Mortality & Expense Risk Fees                        44                  64
                                              --------------     ---------------
 Net Investment Income (Loss)                           370                 534
                                              --------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         19                  68
    Change in Unrealized Appreciation
        (Depreciation)                                 (206)               (543)
                                              --------------     ---------------
    Net Gain (Loss) on Investments                     (187)               (475)
                                               --------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $183                 $59
                                              ==============     ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998

                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Investment Income (Loss):
    Dividends                                      $733,252              $5,326               $1,878
Expenses:
    Mortality & Expense Risk Fees                   106,392                 694                1,405
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        626,860               4,632                  473
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation)                            1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                2,039,572              25,462              (14,306)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $2,666,432             $30,094             ($13,833)
                                              ==============     ===============      ===============



                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,086                 $18                   $0
Expenses:
    Mortality & Expense Risk Fees                       263                  20                    0
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          1,823                  (2)                   0
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation)                                  691                 289                   10
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    1,774                 308                   12
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,597                $306                  $12
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $110,505            $111,284              $14,073
Expenses:
    Mortality & Expense Risk Fees                    16,449              10,688                1,473
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         94,056             100,596               12,600
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation)                              394,461              63,586               17,434
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  431,111             119,329               21,197
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $525,167            $219,925              $33,797
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0              $2,482                 $233
Expenses:
    Mortality & Expense Risk Fees                       334                 482                2,105
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                           (334)              2,000               (1,872)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0               16,562
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   54,637                   0               47,443
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $54,303              $2,000              $45,571
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements



                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $715                  $0              $31,614
Expenses:
    Mortality & Expense Risk Fees                     5,537                   1                3,978
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (4,822)                 (1)              27,636
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation)                              197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  368,869                 112              (35,026)
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $364,047                $111              ($7,390)
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                  Grade             Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0               $1,151
Expenses:
    Mortality & Expense Risk Fees                         0                   0                1,653
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                              0                   0                 (502)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation)                                    0                  52                8,859
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                       0                  52                6,378
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $0                 $52               $5,876
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $30,188                $705              $60,993
Expenses:
    Mortality & Expense Risk Fees                    16,095                 116                5,125
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         14,093                 589               55,868
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation)                              348,632                  37               18,503
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  438,792                 154               29,137
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $452,885                $743              $85,005
                                              ==============     ===============      ===============




                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $1,859            $181,333              $33,968
Expenses:
    Mortality & Expense Risk Fees                     1,067              17,992                2,593
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            792             163,341               31,375
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation)                               37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                  40,675             536,774              (36,743)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $41,467            $700,115              ($5,368)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $9,614             $72,672              $29,556
Expenses:
    Mortality & Expense Risk Fees                     1,360              12,336                3,291
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          8,254              60,336               26,265
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation)                                2,966                   0                1,403
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    2,862                   0               23,951
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $11,116             $60,336              $50,216
                                              ==============     ===============      ===============



                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Investment Income (Loss):
    Dividends                                       $24,879                  $0               $4,567
Expenses:
    Mortality & Expense Risk Fees                       466                  80                  292
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         24,413                 (80)               4,275
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation)                               (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  (15,874)              2,415              (16,630)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $8,539              $2,335             ($12,355)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $948                $287                 $318
Expenses:
    Mortality & Expense Risk Fees                       423                  41                   33
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            525                 246                  285
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation)                                4,736                 390                   67
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    6,172                 421                  114
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,697                $667                 $399
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                  1997

                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $208,147                $306              $27,680
Expenses:
    Mortality & Expense Risk Fees                    41,401                 139                6,211
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        166,746                 167               21,469
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation)                              366,321                 586              138,629
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  572,528               1,186              176,249
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $739,274              $1,353             $197,718
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $27,385              $2,233                 $544
Expenses:
    Mortality & Expense Risk Fees                     4,386                 756                1,659
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         22,999               1,477               (1,115)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation)                               68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   86,585               9,200                1,725
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $109,584             $10,677                 $610
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Investment Income (Loss):
    Dividends                                          $114              $2,290              $30,945
Expenses:
    Mortality & Expense Risk Fees                     1,578                 188                4,258
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (1,464)              2,102               26,687
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation)                               11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   20,928              (5,819)              83,170
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $19,464             ($3,717)            $109,857
                                              ==============     ===============      ===============



                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $584             $24,048              $29,644
Expenses:
    Mortality & Expense Risk Fees                        73               2,502                8,178
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            511              21,546               21,466
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation)                                   83              19,239               90,042
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       12              27,839              145,408
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $523             $49,385             $166,874
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $4,849              $3,074              $38,596
Expenses:
    Mortality & Expense Risk Fees                     1,566                 553                6,480
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          3,283               2,521               32,116
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation)                               11,697               2,132                    0
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   23,178               2,454                    0
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,461              $4,975              $32,116
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Investment Income (Loss):
    Dividends                                       $11,804                $832                 $485
Expenses:
    Mortality & Expense Risk Fees                     2,117                 489                  166
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          9,687                 343                  319
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation)                               (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   (2,237)              3,953               (1,066)
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $7,450              $4,296                ($747)
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,143                $335                 $256
Expenses:
    Mortality & Expense Risk Fees                        85                   4                   13
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          2,058                 331                  243
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation)                                 (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       (1)               (252)                  16
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,057                 $79                 $259
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                 $1,108,245              $7,430            $22,250
    Realized Gain (Loss) on Investment Activity   1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               7,013,463             135,610            266,696
                                              --------------     ---------------      -------------
 Capital Transactions:
    Contract Deposits and Transfers              16,057,267             191,533            350,534
    Cost Of Insurance Charge                     (2,371,415)            (34,739)           (48,131)
    Policy Loans                                   (467,311)             (6,129)            (4,309)
    Contract Withdrawals                         (1,231,246)             (7,120)            (1,849)
    Death Benefits                                  (19,183)               (532)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                    11,968,112             143,013            296,245
                                              --------------     ---------------      -------------
 Total Increase (Decrease) in Net Assets         18,981,575             278,623            562,941
Net Assets, at Beginning of Year                 18,181,279             200,777            244,616
                                              --------------     ---------------      -------------
Net Assets, at End of Year                      $37,162,854            $479,400           $807,557
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,973                $213                $29
    Realized Gain (Loss) on Investment Activity         332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,782)               (364)                15
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,523                (623)                45
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   9,205               9,418                  0
    Cost Of Insurance Charge                         (3,200)             (1,677)               (53)
    Policy Loans                                     (1,019)                  0                  0
    Contract Withdrawals                                (89)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         4,897               7,741                (53)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               6,420               7,118                 (8)
Net Assets, at Beginning of Year                     32,995               8,547                222
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $39,415             $15,665               $214
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $239,513            $208,349            $20,178
    Realized Gain (Loss) on Investment Activity     153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments               690,619             (46,210)               700
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,083,213             221,769             32,231
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers               1,119,286             155,452             44,115
    Cost Of Insurance Charge                       (281,233)           (202,332)           (14,016)
    Policy Loans                                    (67,291)            (39,707)            (6,664)
    Contract Withdrawals                           (128,553)            (55,146)            (9,348)
    Death Benefits                                   (1,534)             (1,017)              (273)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       640,675            (142,750)            13,814
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           1,723,888              79,019             46,045
Net Assets, at Beginning of Year                  2,827,243           2,510,891            195,648
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,551,131          $2,589,910           $241,693
                                              ==============     ===============      =============

                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $28,794             $16,048             $1,120
    Realized Gain (Loss) on Investment Activity     322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0            105,394
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 351,217              16,048            107,410
                                               --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                (348,680)             20,790            475,404
    Cost Of Insurance Charge                         (2,537)            (26,366)           (64,005)
    Policy Loans                                          0                   0             (1,748)
    Contract Withdrawals                                  0                   0             (5,587)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (351,217)             (5,576)           404,064
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              10,472            511,474
Net Assets, at Beginning of Year                          0              20,484            151,967
                                              --------------     ---------------      -------------

Net Assets, at End of Year                               $0             $30,956           $663,441
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   ($13,316)               $208            ($3,833)
    Realized Gain (Loss) on Investment Activity     596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments               860,253                 (78)            94,963
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               1,443,301                 137            234,412
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers               2,359,314                   0            804,931
    Cost Of Insurance Charge                       (159,124)               (219)           (44,995)
    Policy Loans                                    (23,231)                  0             (3,851)
    Contract Withdrawals                            (43,776)                  0            (10,477)
    Death Benefits                                        0                   0               (348)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     2,133,183                (219)           745,260
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           3,576,484                 (82)           979,672
Net Assets, at Beginning of Year                    808,100               2,530            323,880
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,384,584              $2,448         $1,303,552
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                 Grade              Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $52                 $34               $138
    Realized Gain (Loss) on Investment Activity          (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (78)                134              8,237
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (31)                178             13,760
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                       0                   0             72,791
    Cost Of Insurance Charge                            (79)                (92)            (3,747)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           (79)                (92)            69,044
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                (110)                 86             82,804
Net Assets, at Beginning of Year                        968               1,020                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                             $858              $1,106            $82,804
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,848                 $66               ($10)
    Realized Gain (Loss) on Investment Activity      (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (100)              1,955                890
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (240)              6,517                881
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 121,869              24,961             11,419
    Cost Of Insurance Charge                         (1,419)               (678)              (277)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       120,450              24,283             11,142
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             120,210              30,800             12,023
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $120,210             $30,800            $12,023
                                              ==============     ===============      =============

                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($2,786)            $47,643               $775
    Realized Gain (Loss) on Investment Activity     (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                49,961             534,775               (456)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  29,999             726,294                315
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 160,056           2,254,428              5,613
    Cost Of Insurance Charge                        (26,925)           (411,576)            (1,842)
    Policy Loans                                     (2,946)            (54,271)                 0
    Contract Withdrawals                            (14,410)           (143,533)              (488)
    Death Benefits                                     (403)             (2,534)               (21)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       115,372           1,642,514              3,262
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             145,371           2,368,808              3,577
Net Assets, at Beginning of Year                    248,028           2,715,365             13,579
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $393,399          $5,084,173            $17,156
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $52,371              $7,341           $320,185
    Realized Gain (Loss) on Investment Activity        (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,732             139,635            916,601
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 102,965             163,671          1,461,823
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 422,099             673,063          2,250,185
    Cost Of Insurance Charge                        (90,397)            (68,090)          (402,276)
    Policy Loans                                    (12,318)               (960)           (89,548)
    Contract Withdrawals                             (3,454)            (13,989)          (239,317)
    Death Benefits                                   (4,218)               (699)            (6,501)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       311,712             589,325          1,512,543
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             414,677             752,996          2,974,366
Net Assets, at Beginning of Year                    793,844             296,842          3,048,504
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $1,208,521          $1,049,838         $6,022,870
                                              ==============     ===============      =============

                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $21,915              $7,438            $86,027
    Realized Gain (Loss) on Investment Activity     (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                17,353             (12,354)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,343              (6,028)            86,027
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 255,870             379,969           (421,803)
    Cost Of Insurance Charge                        (32,070)            (40,235)          (183,797)
    Policy Loans                                     (4,373)             (7,710)            (2,013)
    Contract Withdrawals                            (24,692)            (42,753)          (465,487)
    Death Benefits                                     (182)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       194,553             289,271         (1,073,100)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             220,896             283,243           (987,073)
Net Assets, at Beginning of Year                    263,309             208,718          2,748,419
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $484,205            $491,961         $1,761,346
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $11,787               ($904)             ($123)
    Realized Gain (Loss) on Investment Activity       3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments               173,424              79,099             26,106
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 188,671              83,864             27,915
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 175,116             700,521            127,356
    Cost Of Insurance Charge                        (47,710)            (14,780)            (5,960)
    Policy Loans                                     (7,700)                  0             (3,434)
    Contract Withdrawals                            (15,290)                  0                  0
    Death Benefits                                     (921)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       103,495             685,741            117,962
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             292,166             769,605            145,877
Net Assets, at Beginning of Year                    380,231                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $672,397            $769,605           $145,877
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($32)             $6,518                ($6)
    Realized Gain (Loss) on Investment Activity          77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   965              13,584                (84)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,010              24,261                (66)
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  31,387           2,021,308              7,497
    Cost Of Insurance Charge                           (619)           (101,346)              (131)
    Policy Loans                                     (3,434)            (94,800)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        27,334           1,825,162              7,366
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              28,344           1,849,423              7,300
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $28,344          $1,849,423             $7,300
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($26)               ($44)             ($121)
    Realized Gain (Loss) on Investment Activity        (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (291)              6,842              6,394
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (720)              7,759              6,202
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  35,255              34,750            157,965
    Cost Of Insurance Charge                         (1,302)             (2,690)            (1,211)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        33,953              32,060            156,754
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              33,233              39,819            162,956
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $33,233             $39,819           $162,956
                                              ==============     ===============      =============




                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($4)               ($64)             ($182)
    Realized Gain (Loss) on Investment Activity           0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (2)              4,258             11,546
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      (6)              5,774             15,452
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   3,222              33,441            151,611
    Cost Of Insurance Charge                            (26)             (1,301)            (3,677)
    Policy Loans                                          0                   0            (17,145)
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         3,196              32,140            130,789
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               3,190              37,914            146,241
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                           $3,190             $37,914           $146,241
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($70)              ($144)           $10,664
    Realized Gain (Loss) on Investment Activity         315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,250              14,478              4,597
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  93,353             161,448            118,221
    Cost Of Insurance Charge                           (880)             (1,101)            (1,907)
    Policy Loans                                          0              (6,855)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        92,473             153,492            116,314
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              93,723             167,970            120,911
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $93,723            $167,970           $120,911
                                              ==============     ===============      =============


                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($122)             $1,201               ($50)
    Realized Gain (Loss) on Investment Activity       3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,847               6,611               (146)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,206              11,331                317
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  76,010              88,561             42,507
    Cost Of Insurance Charge                         (2,105)             (2,111)            (1,312)
    Policy Loans                                          0              (3,434)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        73,905              83,016             41,195
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              80,111              94,347             41,512
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $80,111             $94,347            $41,512
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($198)                ($4)             ($101)
    Realized Gain (Loss) on Investment Activity       6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,300                 168              9,028
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,638                 164              9,141
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 126,661               4,786             93,271
    Cost Of Insurance Charge                         (4,367)                (81)            (3,380)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       122,294               4,705             89,891
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             138,932               4,869             99,032
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $138,932              $4,869            $99,032
                                              ==============     ===============      =============


                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($5)              ($227)                $0
    Realized Gain (Loss) on Investment Activity           9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    55              15,614                 19
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      59              15,124                 22
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  11,073             253,251                620
    Cost Of Insurance Charge                           (305)             (5,294)               (56)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        10,768             247,957                564
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              10,827             263,081                586
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $10,827            $263,081               $586
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                     VanEck              VanEck
                                                 VanEck            Worldwide           Worldwide
                                                Worldwide           Emerging              Hard
                                                Balanced            Markets              Assets
                                                  Fund                Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0               ($562)              $139
    Realized Gain (Loss) on Investment Activity           0               3,139             (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0              49,606             18,485
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0              52,183              9,716
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                       0              43,593             39,406
    Cost Of Insurance Charge                              0              (7,198)            (6,367)
    Policy Loans                                          0                   0               (298)
    Contract Withdrawals                                  0                   0             (5,309)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             0              36,395             27,432
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              88,578             37,148
Net Assets, at Beginning of Year                          0              29,539             34,560
                                              --------------     ---------------      -------------
Net Assets, at End of Year                               $0            $118,117            $71,708
                                              ==============     ===============      =============


                                                  WP&G                WP&G                WP&G
                                                Tomorrow            Tomorrow            Tomorrow
                                                  Long               Medium              Short
                                                  Term                Term                Term
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $7,028                $370               $534
    Realized Gain (Loss) on Investment Activity         692                  19                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,304)               (206)              (543)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,416                 183                 59
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  20,325                 557              2,373
    Cost Of Insurance Charge                         (6,733)               (365)              (973)
    Policy Loans                                     (1,784)               (339)                 0
    Contract Withdrawals                               (579)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        11,229                (147)             1,400
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              17,645                  36              1,459
Net Assets, at Beginning of Year                     58,921               4,805              6,727
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $76,566              $4,841             $8,186
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $626,860              $4,632                 $473
    Realized Gain (Loss) on Investment Activity     519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets Resulting
    From Operations                               2,666,432              30,094              (13,833)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers              10,229,110             183,463              279,691
    Cost Of Insurance Charge                     (1,571,906)            (12,343)             (20,406)
    Policy Loans                                   (212,191)                  0                    0
    Contract Withdrawals                           (202,369)               (437)                (836)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     8,242,644             170,683              258,449
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets          10,909,076             200,777              244,616
Net Assets, at Beginning of Year                  7,272,203                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                      $18,181,279            $200,777             $244,616
                                              ==============     ===============      ===============


                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond              Government
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,823                 ($2)                  $0
    Realized Gain (Loss) on Investment Activity       1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   691                 289                   10
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,597                 306                   12
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                   8,717               8,748                  241
    Cost Of Insurance Charge                         (2,651)               (507)                 (31)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (740)                  0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         5,326               8,241                  210
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               8,923               8,547                  222
Net Assets, at Beginning of Year                     24,072                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $32,995              $8,547                 $222
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $94,056            $100,596              $12,600
    Realized Gain (Loss) on Investment Activity      36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments               394,461              63,586               17,434
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 525,167             219,925               33,797
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers               1,465,361           1,726,082               67,671
    Cost Of Insurance Charge                       (210,721)           (152,262)             (18,064)
    Policy Loans                                    (30,640)            (25,729)              (2,299)
    Contract Withdrawals                            (44,972)            (21,460)              (2,915)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,179,028           1,526,631               44,393
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,704,195           1,746,556               78,190
Net Assets, at Beginning of Year                  1,123,048             764,335              117,458
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,827,243          $2,510,891             $195,648
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($334)             $2,000              ($1,872)
    Realized Gain (Loss) on Investment Activity      54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0               16,562
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  54,303               2,000               45,571
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (46,424)             30,250              127,213
    Cost Of Insurance Charge                         (7,879)            (11,766)             (19,989)
    Policy Loans                                          0                   0                 (267)
    Contract Withdrawals                                  0                   0                 (561)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (54,303)             18,484              106,396
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                   0              20,484              151,967
Net Assets, at Beginning of Year                          0                   0                    0
                                              --------------     ---------------      ---------------

Net Assets, at End of Year                               $0             $20,484             $151,967
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($4,822)                ($1)             $27,636
    Realized Gain (Loss) on Investment Activity     171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments               197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 364,047                 111               (7,390)
                                              --------------     ---------------      ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 280,314               2,477              144,506
    Cost Of Insurance Charge                        (66,804)                (58)             (36,287)
    Policy Loans                                    (12,128)                  0              (10,340)
    Contract Withdrawals                            (12,390)                  0               (8,285)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       188,992               2,419               89,594
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             553,039               2,530               82,204
Net Assets, at Beginning of Year                    255,061                   0              241,676
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $808,100              $2,530             $323,880
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                 Grade              Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0                  $0                ($502)
    Realized Gain (Loss) on Investment Activity           0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                  52                8,859
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0                  52                5,876
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                     991                 991              141,312
    Cost Of Insurance Charge                            (23)                (23)             (22,440)
    Policy Loans                                          0                   0               (1,455)
    Contract Withdrawals                                  0                   0               (2,646)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           968                 968              114,771
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                 968               1,020              120,647
Net Assets, at Beginning of Year                          0                   0              127,381
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                             $968              $1,020             $248,028
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $14,093                $589              $55,868
    Realized Gain (Loss) on Investment Activity      90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments               348,632                  37               18,503
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 452,885                 743               85,005
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,648,311               4,317              385,929
    Cost Of Insurance Charge                       (264,577)             (2,247)             (60,284)
    Policy Loans                                    (35,221)                  0               (1,634)
    Contract Withdrawals                            (30,468)                  0               (3,078)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,318,045               2,070              320,933
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,770,930               2,813              405,938
Net Assets, at Beginning of Year                    944,435              10,766              387,906
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,715,365             $13,579             $793,844
                                              ==============     ===============      ===============


                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $792            $163,341              $31,375
    Realized Gain (Loss) on Investment Activity       3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  41,467             700,115               (5,368)
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 273,708           1,519,887               18,962
    Cost Of Insurance Charge                        (18,289)           (264,617)             (31,215)
    Policy Loans                                          0             (38,305)                (541)
    Contract Withdrawals                                (44)            (32,651)              (5,710)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       255,375           1,184,314              (18,504)
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             296,842           1,884,429              (23,872)
Net Assets, at Beginning of Year                          0           1,164,075              287,181
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $296,842          $3,048,504             $263,309
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,254             $60,336              $26,265
    Realized Gain (Loss) on Investment Activity        (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,966                   0                1,403
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  11,116              60,336               50,216
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 133,629           1,794,587               22,097
    Cost Of Insurance Charge                        (15,077)           (262,012)             (46,489)
    Policy Loans                                          0             (47,336)              (4,988)
    Contract Withdrawals                               (446)            (23,046)              (8,945)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       118,106           1,462,193              (38,325)
                                              --------------     ---------------      ---------------

Total Increase (Decrease) in Net Assets             129,222           1,522,529               11,891
Net Assets, at Beginning of Year                     79,496           1,225,890              368,340
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $208,718          $2,748,419             $380,231
                                              ==============     ===============      ===============


                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $24,413                ($80)              $4,275
    Realized Gain (Loss) on Investment Activity     (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   8,539               2,335              (12,355)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 (89,148)             28,877               22,362
    Cost Of Insurance Charge                         (7,250)             (1,673)              (5,001)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (456)                  0                 (666)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (96,854)             27,204               16,695
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             (88,315)             29,539                4,340
Net Assets, at Beginning of Year                     88,315                   0               30,220
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                               $0             $29,539              $34,560
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $525                $246                 $285
    Realized Gain (Loss) on Investment Activity       1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 4,736                 390                   67
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,697                 667                  399
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                  38,804                 534                4,650
    Cost Of Insurance Charge                         (9,742)               (536)                (643)
    Policy Loans                                     (1,308)                  0                    0
    Contract Withdrawals                             (1,420)                  0                 (197)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        26,334                  (2)               3,810
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              33,031                 665                4,209
Net Assets, at Beginning of Year                     25,890               4,140                2,518
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $58,921              $4,805               $6,727
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $166,746                $167              $21,469
    Realized Gain (Loss) on Investment Activity     206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation) of Investments               366,321                 586              138,629
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 739,274               1,353              197,718
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               5,563,491              15,647              816,168
    Cost Of Insurance Charge                       (775,349)             (2,705)            (117,612)
    Policy Loans                                    (94,631)                  0               (6,689)
    Contract Withdrawals                            (82,467)               (239)             (19,879)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     4,611,044              12,703              671,988
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           5,350,318              14,056              869,706
Net Assets, at Beginning of Year                  1,921,885              10,016              253,342
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $7,272,203             $24,072           $1,123,048
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $22,999              $1,477              ($1,115)
    Realized Gain (Loss) on Investment Activity      18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation) of Investments                68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 109,584              10,677                  610
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 574,019              64,609              274,635
    Cost Of Insurance Charge                        (74,918)            (11,672)             (19,431)
    Policy Loans                                     (5,180)                  0                 (101)
    Contract Withdrawals                             (5,967)             (2,220)              (8,527)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       487,954              50,717              246,576
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             597,538              61,394              247,186
Net Assets, at Beginning of Year                    166,797              56,064                7,875
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $764,335            $117,458             $255,061
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,464)             $2,102              $26,687
    Realized Gain (Loss) on Investment Activity       9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  19,464              (3,717)             109,857
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 236,458             133,412              781,031
    Cost Of Insurance Charge                        (17,506)             (2,314)             (90,065)
    Policy Loans                                       (387)                  0               (1,032)
    Contract Withdrawals                             (1,093)                  0               (7,423)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       217,472             131,098              682,511
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             236,936             127,381              792,368
Net Assets, at Beginning of Year                      4,740                   0              152,067
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $241,676            $127,381             $944,435
                                              ==============     ===============      ===============

                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $511             $21,546              $21,466
    Realized Gain (Loss) on Investment Activity         (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    83              19,239               90,042
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     523              49,385              166,874
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  11,738             288,591              496,116
    Cost Of Insurance Charge                         (4,235)            (42,651)            (148,843)
    Policy Loans                                          0                (167)             (24,473)
    Contract Withdrawals                               (171)             (9,859)             (19,994)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         7,332             235,914              302,806
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               7,855             285,299              469,680
Net Assets, at Beginning of Year                      2,911             102,607              694,395
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $10,766            $387,906           $1,164,075
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,283              $2,521              $32,116
    Realized Gain (Loss) on Investment Activity      11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,697               2,132                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,461               4,975               32,116
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 228,644              30,051            1,209,442
    Cost Of Insurance Charge                        (23,779)             (6,686)            (159,431)
    Policy Loans                                          0                   0              (52,504)
    Contract Withdrawals                             (2,049)                (16)              (1,225)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       202,816              23,349              996,282
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             229,277              28,324            1,028,398
Net Assets, at Beginning of Year                     57,904              51,172              197,492
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $287,181             $79,496           $1,225,890
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $9,687                $343                 $319
    Realized Gain (Loss) on Investment Activity       1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   7,450               4,296                 (747)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 282,864              60,836               25,015
    Cost Of Insurance Charge                        (34,464)            (10,075)              (4,740)
    Policy Loans                                     (4,098)                  0                    0
    Contract Withdrawals                             (3,073)               (712)                 (20)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       241,229              50,049               20,255
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             248,679              54,345               19,508
Net Assets, at Beginning of Year                    119,661              33,970               10,712
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $368,340             $88,315              $30,220
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,058                $331                 $243
    Realized Gain (Loss) on Investment Activity         303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,057                  79                  259
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  27,235               4,185                2,795
    Cost Of Insurance Charge                         (3,562)               (124)                (536)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                                  0                   0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        23,673               4,061                2,259
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              25,730               4,140                2,518
Net Assets, at Beginning of Year                        160                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $25,890              $4,140               $2,518
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, and Polaris Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust"), Weiss, Peck & Greer ("WP&G Tomorrow Fund"), Anchor Series Trust ("Anchor"), and SunAmerica Series Trust ("SunAmerica"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                Fidelity Trust II:
           Capital Appreciation Fund                                 Asset Manager Portfolio
           International Equity Fund                                 Contrafund Portfolio
                                                                     Investment Grade Bond Portfolio

Alliance Fund:
           Conservative Investors Portfolio              SunAmerica:
           Global Bond Portfolio                                     Alliance Growth Portfolio
           Global Dollar Government Portfolio                        Aggressive Growth Portfolio
           Growth Portfolio                                          Asset Allocation Portfolio
           Growth & Income Portfolio                                 Cash Management Portfolio
           Growth Investors Portfolio                                Corporate Bond Portfolio
           International Portfolio                                   "Dogs" of Wall Street Portfolio
           Money Market Portfolio                                    Emerging Markets Portfolio
           Premier Growth Portfolio                                  Federated Value Portfolio
           Quasar Portfolio                                          Global Bond Portfolio
           Technology Portfolio                                      Global Equities Portfolio
           Total Return Portfolio                                    Growth-Income Portfolio
           U.S. Government/High Grade Securities Portfolio           High-Yield Bond Portfolio
           Utility Income Portfolio                                  International Diversified Equities Portfolio
                                                                     International Growth & Income Portfolio
Anchor:                                                              MFS Growth & Income Portfolio
           Capital Appreciation Portfolio                            MFS Mid-Cap Growth Portfolio
           Government & Quality Bond Portfolio                       MFS Total Return Portfolio
           Growth Portfolio                                          Putnam Growth Portfolio
           Natural Resources Portfolio                               Real Estate Portfolio
                                                                     SunAmerica Balanced Portfolio
Dreyfus Fund:                                                        Utility Portfolio
           Small Company Stock Portfolio                             Venture Value Portfolio
           Stock Index Fund                                          Worldwide High Income Portfolio
           Zero Coupon 2000 Portfolio
                                                         Van Eck Trust:
Fidelity Trust:                                                      Worldwide Balanced Fund (Fund Closed 06/29/98)
           Growth Portfolio                                          Worldwide Emerging Markets Fund
           High Income Portfolio                                     Worldwide Hard Assets Fund
           Money Market Portfolio
           Overseas Portfolio                             WP&G Tomorrow Fund:
                                                                     Tomorrow Long Term Portfolio
                                                                     Tomorrow Medium Term Portfolio
                                                                     Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges

     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life Product

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges or riders

     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                                 Cost of            Proceeds
                                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                $ 224,923           $ 74,481
        International Equity Fund                                  367,455             48,960
Alliance Fund:
        Conservative Investors Portfolio                            13,451              5,581
        Global Bond Portfolio                                       20,849             12,897
        Global Dollar Government Portfolio                              31                 54
        Growth Portfolio                                         5,099,952          4,219,764
        Growth & Income Portfolio                                4,629,933          4,564,336
        Growth Investors Portfolio                                  89,948             55,956
        International Portfolio                                 42,790,294         43,112,716
        Money Market Portfolio                                  55,049,664         55,039,193
        Premier Growth Portfolio                                 2,005,804          1,600,619
        Technology Portfolio                                    77,489,023         75,369,157
        Total Return Portfolio                                         229                241
        Quasar Portfolio                                        30,368,359         29,626,932
        U.S. Government/High Grade Securities Portfolio                 59                 87
        Utility Income Portfolio                                        43                101
Anchor:
        Capital Appreciation Portfolio                             120,952             51,771
        Government & Quality Bond Portfolio                        164,460             42,161
        Growth Portfolio                                            64,207             39,857
        Natural Resources Portfolio                                 11,378                246
Dreyfus Fund:
        Small Company Portfolio                                    229,583            116,998
        Stock Index Fund                                         2,202,224            512,068
        Zero Coupon 2000 Portfolio                                   7,085              3,048
Fidelity Trust:
        Asset Manager Portfolio                                    495,994            131,911
        Contrafund Portfolio                                       698,379            101,713
        Growth Portfolio                                         2,741,221            908,496
        High Income Portfolio                                      310,887             94,420
        Investment Grade Bond Portfolio                            402,048            105,340
        Money Market Portfolio                                   3,705,690          4,692,763
        Overseas Portfolio                                         181,549             66,269
Sun America:
        Alliance Growth Portfolio                                  760,653             75,816
        Aggressive Growth Portfolio                                180,460             62,622
        Asset Allocation Portfolio                                  81,049             53,747
        Cash Management Portfolio                                4,383,240          2,551,560
        Corporate Bond Portfolio                                    14,726              7,367
        "Dogs" of Wall Street Portfolio                             42,758              8,833
        Emerging Markets Portfolio                                  48,389             16,373
        Federated Value Portfolio                                  160,428              3,796
        Global Bond Portfolio                                        3,220                 28
        Global Equities Portfolio                                   46,606             14,530
        Growth-Income Portfolio                                    414,879            284,271
        High-Yield Bond Portfolio                                  108,048             15,646
        International Diversified Equities Portfolio               255,839            102,490
        International Growth & Income Portfolio                    135,631              8,653
        MFS Growth & Income Portfolio                              139,771             65,987
        MFS Mid-Cap Growth Portfolio                               157,758             73,541
        MFS Total Return Portfolio                                  72,858             31,714
        Putnam Growth Portfolio                                    239,995            117,899
        Real Estate Portfolio                                        4,718                 19
        SunAmerica Balanced Portfolio                              102,293             12,503
        Utility Portfolio                                           11,722                962
        Venture Value Portfolio                                    259,867             12,138
        Worldwide High Income Portfolio                                617                 55
Van Eck Trust:
        Worldwide Emerging Markets Fund                             51,310             15,476
        Worldwide Hard Assets Fund                                  59,457             31,886
        Worldwide Balanced Fund                                          0                  0


                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)
                                                                   Cost of         Proceeds
                                                                  Purchases        From Sales
Shares of
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                 27,015            8,757
        Tomorrow Medium Term Portfolio                                  849              627
        Tomorrow Short Term Portfolio                                18,817           16,883

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                                   Cost of            Proceeds
                                                                  Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                  $ 201,598           $ 26,283
        International Equity Fund                                    499,113            240,193
Alliance Fund:
        Conservative Investors Portfolio                              17,668             10,521
        Global Bond Portfolio                                          9,907              1,670
        Global Dollar Government Portfolio                               242                 31
        Growth Portfolio                                           1,434,835            161,751
        Growth & Income Portfolio                                  7,118,210          5,490,984
        Growth Investors Portfolio                                    83,359             26,366
        International Portfolio                                    7,730,001          7,784,638
        Money Market Portfolio                                     7,530,593          7,510,112
        Premier Growth Portfolio                                   1,721,633          1,617,108
        Technology Portfolio                                       9,312,917          9,128,748
        Total Return Portfolio                                         2,439                 21
        Quasar Portfolio                                           9,870,359          9,753,129
        U.S. Government/High Grade Securities Portfolio                  976                  8
        Utility Income Portfolio                                         976                  8
Dreyfus Fund:
        Small Company Portfolio                                      277,608            163,341
        Stock Index Fund                                           1,719,925            387,790
        Zero Coupon 2000 Portfolio                                     7,868              5,215
Fidelity Trust:
        Asset Manager Portfolio                                      637,629            260,827
        Contrafund Portfolio                                         295,002             38,838
        Growth Portfolio                                           1,684,130            336,475
        High Income Portfolio                                        366,333            353,460
        Investment Grade Bond Portfolio                              252,481            126,121
        Money Market Portfolio                                     3,777,754          2,255,231
        Overseas Portfolio                                           240,411            252,471
Van Eck Trust:
        Worldwide Emerging Markets Fund                               31,817              4,692
        Worldwide Hard Assets Fund                                    34,521             13,551
        Worldwide Balanced Fund                                       43,581            115,939
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                  43,881             17,022
        Tomorrow Medium Term Portfolio                                 1,311              1,067
        Tomorrow Short Term Portfolio                                  4,968                873

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


5. Net Increase (Decrease) in Accumulation Units


For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:



                                                        AIM                              AIM                          Alliance
                                                      Capital                       International                   Conservative
                                                     Appreciation                      Equity                        Investors
                                               1        Fund             1              Fund              3          Portfolio

                                                 -------------------            ----------------------           -------------------
Units Purchased                                           11,820.14                         15,051.27                        735.54
Units Withdrawn                                           (4,004.68)                        (4,365.68)                      (309.69)
Units Transferred Between Funds                            3,934.12                         13,591.17                        (70.70)
Units Transferred From (To) AIG Life                           4.63                              0.00                          0.00

                                                 -------------------            ----------------------           -------------------
Net Increase (Decrease)                                   11,754.21                         24,276.76                        355.15
Units, at Beginning of the Year                           17,648.32                         21,138.24                      2,405.91

                                                 -------------------            ----------------------           -------------------
Units, at End of the Year                                 29,402.53                         45,415.00                      2,761.06

                                                 ===================            ======================           ===================

Unit Value at December 31, 1999                  $            16.30           $                 17.78          $              14.27

                                                 ===================            ======================           ===================


                                                                                       Alliance
                                                        Alliance                       Global
                                                         Global                        Dollar                         Alliance
                                                          Bond                       Government                        Growth
                                                 1     Portfolio              2       Portfolio                3     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                                575.04                            0.00                     39,776.31
Units Withdrawn                                               (159.18)                          (6.60)                   (19,671.92)
Units Transferred Between Funds                                327.26                            0.00                      6,129.06
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                        743.12                           (6.60)                    26,233.45
Units, at Beginning of the Year                                766.18                           29.13                    126,178.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                    1,509.30                           22.53                    152,411.45

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              10.38         $                  9.55          $              29.86

                                                   ===================          ======================           ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        Alliance
                                                         Growth                       Alliance
                                                           &                           Growth                         Alliance
                                                         Income                       Investors                    International
                                                 3     Portfolio              3       Portfolio                2     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                             30,461.06                        2,631.85                          0.00
Units Withdrawn                                            (13,838.55)                      (1,720.71)                      (209.31)
Units Transferred Between Funds                            (24,624.69)                         (47.78)                       209.31
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                     (8,002.18)                         863.36                          0.00
Units, at Beginning of the Year                            122,262.66                       11,986.03                          0.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                  114,260.48                       12,849.39                          0.00

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              22.67         $                 18.81          $              15.37

                                                   ===================          ======================           ===================




                                                        Alliance                        Alliance                    Alliance
                                                         Money                           Premier                    Premier
                                                         Market                          Growth                      Growth
                                                 2     Portfolio                1       Portfolio            2     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                             28,076.48                         13,246.88                    219.15
Units Withdrawn                                             (2,456.46)                        (4,175.01)                   (59.22)
Units Transferred Between Funds                            (24,733.45)                        13,952.49                    305.94
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        886.57                         23,024.36                    465.87
Units, at Beginning of the Year                              1,941.33                          9,710.77                    369.56

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    2,827.90                         32,735.13                    835.43

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.95           $                 19.75      $              20.26

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Alliance
                                                        Alliance                          Total                       Alliance
                                                       Technology                        Return                        Quasar
                                                 3     Portfolio                2       Portfolio              1     Portfolio

                                                   -------------------            ----------------------         -------------------
Units Purchased                                             28,350.64                              0.00                   13,753.83
Units Withdrawn                                            (10,962.54)                           (17.38)                  (5,066.89)
Units Transferred Between Funds                             80,037.83                              0.00                    1,179.61
Units Transferred From (To) AIG Life                             0.00                              0.00                        0.00

                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     97,425.93                            (17.38)                   9,866.55
Units, at Beginning of the Year                             46,047.66                            207.79                   28,150.24

                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                  143,473.59                            190.41                   38,016.79

                                                   ===================            ======================         ===================

Unit Value at December 31, 1999                  $              30.56           $                 12.86        $              13.15

                                                   ===================            ======================         ===================


                                                                                        Alliance
                                                                                          U.S.
                                                                                       Government/
                                                                                          High                       Alliance
                                                        Alliance                          Grade                      Utility
                                                         Quasar                        Securities                     Income
                                                 2     Portfolio                2       Portfolio             2     Portfolio
                                                   -------------------            ----------------------         -------------------
Units Purchased                                             55,757.99                              0.00                       0.00
Units Withdrawn                                               (561.44)                            (7.28)                     (5.90)
Units Transferred Between Funds                             19,980.30                              0.00                       0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00
                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     75,176.85                             (7.28)                     (5.90)
Units, at Beginning of the Year                                523.73                             87.06                      70.48
                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                   75,700.58                             79.78                      64.58

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              10.61           $                 10.75       $              17.12

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Anchor
                                                                                       Government
                                                         Anchor                             &
                                                        Capital                          Quality                      Anchor
                                                      Appreciation                        Bond                        Growth
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              3,087.57                            535.06                   3,649.48
Units Withdrawn                                               (317.29)                          (140.82)                    (63.16)
Units Transferred Between Funds                              2,983.66                         11,532.73                    (954.91)
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                      5,753.94                         11,926.97                   2,631.41
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                    5,753.94                         11,926.97                   2,631.41

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                     $           14.39              $              10.08          $           11.70

                                                   ===================            ======================        ===================




                                                                                          Dreyfus
                                                          Anchor                           Small                     Dreyfus
                                                         Natural                          Company                     Stock
                                                        Resources                          Stock                      Index
                                                  4     Portfolio                1       Portfolio            1        Fund

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 725.94                          9,227.64                 63,725.74
Units Withdrawn                                                 (27.11)                        (4,839.00)               (26,081.49)
Units Transferred Between Funds                                 384.56                          7,091.34                 31,946.11
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       1,083.39                         11,479.98                 69,590.36
Units, at Beginning of the Year                                   0.00                         25,681.64                122,837.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,083.39                         37,161.62                192,428.00

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.10           $                 10.59      $              26.42

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                         Dreyfus
                                                           Zero                          Fidelity
                                                          Coupon                           Asset                     Fidelity
                                                           2000                           Manager                   Contrafund
                                                  1     Portfolio                1       Portfolio            1     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 597.22                         20,837.92                 23,741.45
Units Withdrawn                                                (199.21)                        (6,305.74)                (5,987.55)
Units Transferred Between Funds                                (118.80)                         3,327.67                 25,139.94
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                         279.21                         17,859.85                 42,893.84
Units, at Beginning of the Year                               1,158.47                         46,661.29                 22,912.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,437.68                         64,521.14                 65,806.48

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.93           $                 18.73      $              15.95

                                                    ===================            ======================       ===================



                                                                                                                     Fidelity
                                                                                        Fidelity                    Investment
                                                        Fidelity                          High                        Grade
                                                         Growth                          Income                        Bond
                                                 1     Portfolio                1       Portfolio             1     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             62,187.99                          7,127.52                   8,032.99
Units Withdrawn                                            (31,295.73)                        (4,628.72)                 (7,463.52)
Units Transferred Between Funds                             34,441.26                         12,402.97                  23,182.68
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     65,333.52                         14,901.77                  23,752.15
Units, at Beginning of the Year                            145,023.28                         20,823.30                  16,922.34

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  210,356.80                         35,725.07                  40,674.49

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              28.63           $                 13.55       $              12.10

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                        Fidelity                                                    SunAmerica
                                                         Money                          Fidelity                     Alliance
                                                         Market                         Overseas                      Growth
                                                 1     Portfolio                1       Portfolio             3     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                            296,852.47                         10,267.86                  18,144.56
Units Withdrawn                                            (54,093.36)                        (4,680.67)                 (1,330.02)
Units Transferred Between Funds                           (322,250.00)                         1,268.85                  46,463.38
Units Transferred From (To) AIG Life                       (10,676.10)                             0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                    (90,166.99)                         6,856.04                  63,277.92
Units, at Beginning of the Year                            234,124.50                         27,306.95                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  143,957.51                         34,162.99                  63,277.92

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              12.24           $                 19.68       $              12.16

                                                   ===================            ======================        ===================



                                                        SunAmerica                      SunAmerica                  SunAmerica
                                                        Aggressive                         Asset                       Cash
                                                          Growth                        Allocation                  Management
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               4,657.50                          3,037.65                377,272.01
Units Withdrawn                                                (795.85)                          (419.16)               (19,378.82)
Units Transferred Between Funds                               5,268.91                             80.70               (176,841.62)
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       9,130.56                          2,699.19                181,051.57
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     9,130.56                          2,699.19                181,051.57

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              15.98           $                 10.50      $              10.21

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                                                      SunAmerica
                                                                                         "Dogs"
                                                       SunAmerica                          of                      SunAmerica
                                                       Corporate                          Wall                      Emerging
                                                          Bond                           Street                     Markets
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                                724.19                          1,668.19                    872.79
Units Withdrawn                                                (12.96)                          (142.27)                  (248.45)
Units Transferred Between Funds                                 15.91                          2,212.54                  2,399.71
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        727.14                          3,738.46                  3,024.05
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                      727.14                          3,738.46                  3,024.05

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.04           $                  8.89      $              13.17

                                                   ===================            ======================       ===================



                                                       SunAmerica                      SunAmerica                   SunAmerica
                                                       Federated                         Global                       Global
                                                         Value                            Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              1,006.86                            276.98                   1,535.29
Units Withdrawn                                               (129.17)                            (2.51)                   (117.79)
Units Transferred Between Funds                             15,996.89                             44.15                   1,647.90
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     16,874.58                            318.62                   3,065.40
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   16,874.58                            318.62                   3,065.40

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $               9.66           $                 10.02       $              12.37

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                                                    SunAmerica
                                                                                       SunAmerica                 International
                                                       SunAmerica                      High-Yield                  Diversified
                                                     Growth-Income                        Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             14,384.17                          1,529.97                   3,783.70
Units Withdrawn                                             (2,071.27)                           (88.19)                   (769.37)
Units Transferred Between Funds                                201.87                          7,829.61                  10,963.49
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     12,514.77                          9,271.39                  13,977.82
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   12,514.77                          9,271.39                  13,977.82

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.69           $                 10.11       $              12.02

                                                   ===================            ======================        ===================



                                                       SunAmerica                      SunAmerica
                                                     International                         MFS                     SunAmerica
                                                         Growth                          Growth                       MFS
                                                           &                                &                       Mid-Cap
                                                         Income                          Income                      Growth
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              2,525.66                          5,651.50                  2,679.50
Units Withdrawn                                               (179.23)                          (212.55)                  (479.49)
Units Transferred Between Funds                              8,689.76                          2,300.44                  4,150.47
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                     11,036.19                          7,739.39                  6,350.48
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                   11,036.19                          7,739.39                  6,350.48

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.96           $                 10.35      $              14.86

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        SunAmerica
                                                           MFS                          SunAmerica                 SunAmerica
                                                          Total                           Putnam                      Real
                                                          Return                          Growth                     Estate
                                                  4     Portfolio                4       Portfolio           4     Portfolio

                                                    -------------------            ----------------------      -------------------
Units Purchased                                               2,758.75                          5,169.67                   535.79
Units Withdrawn                                                (133.20)                          (398.54)                   (9.36)
Units Transferred Between Funds                               1,555.02                          6,397.61                    14.33
Units Transferred From (To) AIG Life                              0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Net Increase (Decrease)                                       4,180.57                         11,168.74                   540.76
Units, at Beginning of the Year                                   0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Units, at End of the Year                                     4,180.57                         11,168.74                   540.76

                                                    ===================            ======================      ===================

Unit Value at December 31, 1999                   $               9.93           $                 12.44     $               9.00

                                                    ===================            ======================      ===================




                                                        SunAmerica                                                  SunAmerica
                                                        SunAmerica                      SunAmerica                   Venture
                                                         Balanced                         Utility                     Value
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               2,025.43                            940.53                  2,388.04
Units Withdrawn                                                (314.84)                           (30.75)                  (354.26)
Units Transferred Between Funds                               6,861.07                            182.90                 14,867.32
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       8,571.66                          1,092.68                 16,901.10
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     8,571.66                          1,092.68                 16,901.10

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.55           $                  9.91      $              15.57

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                       SunAmerica                        Van Eck                     Van Eck
                                                       Worldwide                        Worldwide                   Worldwide
                                                          High                          Emerging                       Hard
                                                         Income                          Markets                      Assets
                                                 4     Portfolio                1         Fund                1        Fund

                                                   -------------------            ----------------------        -------------------
Units Purchased                                                  0.00                          4,269.29                   2,973.26
Units Withdrawn                                                 (5.36)                          (915.31)                 (1,397.63)
Units Transferred Between Funds                                 58.37                          1,585.65                   1,670.14
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                         53.01                          4,939.63                   3,245.77
Units, at Beginning of the Year                                  0.00                          4,869.09                   4,444.97

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                       53.01                          9,808.72                   7,690.74

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.03           $                 12.04       $               9.32

                                                   ===================            ======================        ===================



                                                          WP&G                            WP&G                        WP&G
                                                        Tomorrow                        Tomorrow                    Tomorrow
                                                          Long                           Medium                      Short
                                                          Term                            Term                        Term
                                                 1     Portfolio                1       Portfolio            1     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              1,256.59                             39.61                    170.66
Units Withdrawn                                               (684.64)                           (49.77)                   (71.65)
Units Transferred Between Funds                                184.88                              0.00                      0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        756.83                            (10.16)                    99.01
Units, at Beginning of the Year                              3,957.97                            341.05                    497.25

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    4,714.80                            330.89                    596.26

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              16.24           $                 14.63      $              13.73

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                   APPENDIX A

                                   Polaris VUL

                     Guaranteed Monthly Cost Insurance Rates

                        Per $1,000 of Net Amount at Risk
                           Male (Age Nearest Birthday)

    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================


       0                  N/A            0.34845            50                    0.40933            0.79730
       1                  N/A            0.08917            51                    0.44603            0.87076
       2                  N/A            0.08251            52                    0.48857            0.95257
       3                  N/A            0.08167            53                    0.53612            1.04609
       4                  N/A            0.07917            54                    0.59118            1.15132
       5                  N/A            0.07501            55                    0.65209            1.26326
       6                  N/A            0.07167            56                    0.71968            1.38441
       7                  N/A            0.06667            57                    0.79146            1.50978
       8                  N/A            0.06334            58                    0.86909            1.64353
       9                  N/A            0.06167            59                    0.95675            1.78234
       10                 N/A            0.06084            60                    1.05444            1.93624
       11                 N/A            0.06417            61                    1.16302            2.10944
       12                 N/A            0.07084            62                    1.28665            2.30447
       13                 N/A            0.08251            63                    1.42787            2.52553
       14                 N/A            0.09584            64                    1.58752            2.76931
       15             0.10751            0.13752            65                    1.76394            3.03334
       16             0.11918            0.15586            66                    1.95381            3.30841
       17             0.12835            0.17086            67                    2.15965            3.59706
       18             0.13335            0.18003            68                    2.38065            3.89427
       19             0.13835            0.18837            69                    2.62186            4.21099
       20             0.14002            0.19254            70                    2.89419            4.56071
       21             0.13919            0.19420            71                    3.25305            4.94853
       22             0.13669            0.19170            72                    3.55929            5.38973
       23             0.13418            0.18837            73                    3.96902            5.88695
       24             0.13085            0.18420            74                    4.42953            6.42941
       25             0.12668            0.17837            75                    4.92413            7.02991
       26             0.12335            0.17336            76                    5.45122            7.64974
       27             0.12168            0.17170            77                    6.00585            8.27796
       28             0.12001            0.17003            78                    6.58221            8.90442
       29             0.12001            0.17170            79                    7.19473            9.54780
       30             0.12001            0.17503            80                    7.86724           10.23622
       31             0.12252            0.18087            81                    8.61695           10.98690
       32             0.12502            0.18670            82                    9.46542           11.82145
       33             0.12918            0.19587            83                   10.42336           12.74626
       34             0.13418            0.20671            84                   11.47263           13.72670
       35             0.14085            0.21921            85                   12.58987           14.73050
       36             0.14752            0.23422            86                   13.75325           15.72512
       37             0.15669            0.25340            87                   14.95279           16.69584
       38             0.16669            0.27508            88                   16.16464           17.75732
       39             0.17837            0.30009            89                   17.40526           18.80718
       40             0.19087            0.32844            90                   18.69215           19.86094
       41             0.20588            0.36180            91                   20.04733           20.93947
       42             0.22088            0.39599            92                   21.51567           22.08818
       43             0.23839            0.43519            93                   23.16008           23.56765
       44             0.25590            0.47606            94                   25.25984           25.47888



    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================
       45             0.27674            0.52277            95                   28.27411           28.27411
       46             0.29926            0.56949            96                   33.10677           33.10677
       47             0.32344            0.62038            97                   41.68475           41.68475
       48             0.34929            0.67379            98                   58.01259           58.01259
       49             0.37848            0.73387            99                   83.33333           83.33333

 * Applicable to Preferred and Standard Nonsmoker Risks.

                                                                             A-2

                                   Polaris VUL

                     Guaranteed Monthly Cost Insurance Rates

                        Per $1,000 of Net Amount at Risk
                          Female (Age Nearest Birthday)

    Attained                  Monthly COI Rate            Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================


       0                    N/A            0.24089        50                     0.34929             0.54530
       1                    N/A            0.07251        51                     0.37514             0.58367
       2                    N/A            0.06750        52                     0.40433             0.62706
       3                    N/A            0.06584        53                     0.43853             0.67796
       4                    N/A            0.06417        54                     0.47356             0.72970
       5                    N/A            0.06334        55                     0.51109             0.78395
       6                    N/A            0.06084        56                     0.54947             0.83820
       7                    N/A            0.06000        57                     0.58785             0.88996
       8                    N/A            0.05834        58                     0.62456             0.93838
       9                    N/A            0.05750        59                     0.66377             0.98848
       10                   N/A            0.05667        60                     0.70967             1.04359
       11                   N/A            0.05750        61                     0.76392             1.11457
       12                   N/A            0.06000        62                     0.83236             1.20061
       13                   N/A            0.06250        63                     0.91834             1.31673
       14                   N/A            0.06667        64                     1.02021             1.44626
       15               0.07000            0.07834        65                     1.13044             1.59170
       16               0.07334            0.08251        66                     1.24906             1.73551
       17               0.07667            0.08667        67                     1.36937             1.88521
       18               0.07917            0.09084        68                     1.49055             2.02074
       19               0.08167            0.09418        69                     1.62012             2.17305
       20               0.08417            0.09668        70                     1.76979             2.33460
       21               0.08501            0.09834        71                     1.94879             2.54396
       22               0.08667            0.10084        72                     2.17053             2.80367
       23               0.08751            0.10251        73                     2.44094             3.12054
       24               0.09001            0.10584        74                     2.75926             3.49047
       25               0.09084            0.10751        75                     3.11970             3.90183
       26               0.09334            0.11168        76                     3.51565             4.34547
       27               0.09501            0.11501        77                     3.94131             4.81137
       28               0.09751            0.11835        78                     4.39675             5.29708
       29               0.10001            0.12335        79                     4.89467             5.81782
       30               0.10334            0.12918        80                     5.45628             6.39564
       31               0.10584            0.13418        81                     6.10032             7.04935
       32               0.10918            0.14002        82                     6.84571             7.79699
       33               0.11251            0.14585        83                     7.70559             8.64662
       34               0.11835            0.15502        84                     8.66019             9.64633
       35               0.12252            0.16169        85                     9.70835            10.64717
       36               0.13002            0.17420        86                    10.83105            11.78647
       37               0.13919            0.19004        87                    12.03563            12.88645
       38               0.14919            0.20754        88                    13.30897            14.13279
       39               0.16086            0.22755        89                    14.67130            15.32034
       40               0.17336            0.25006        90                    16.12162            16.69153
       41               0.18837            0.27758        91                    17.68913            18.15714
       42               0.20337            0.30343        92                    19.41995            19.76127
       43               0.21838            0.33011        93                    21.39829            21.58524
       44               0.23339            0.35679        94                    23.83051            23.83051
---------------- -------------- ------------------ ---------------- --------------------  ------------------
       45               0.24923            0.38431        95                    27.16158            27.16158



    Attained         Monthly COI Rate                      Attained                Monthly COI Rate
      Age                                                    Age
                      Nonsmoker*            Smoker                           Nonsmoker*            Smoker
==============   =================== ==================  ============    =================== ==================



       46                0.25690            0.41267        96                    32.32378            32.32378
       47                0.28425            0.44270        97                    41.21204            41.21204
       48                0.30426            0.47356        98                    57.81394            57.81394
       49                0.32511            0.50692        99                    83.33333            83.33333
---------------- --------------- ------------------ ---------------- --------------------  ------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   Polaris VUL

             Table of Acquisition Expenses Per $1,000 of Face Amount
                    (Applicable During First 5 Policy Years*)


    Issue Age     Female                   Male               Issue              Female                  Male
                                                              Age

================= =======================  =================  ===============  ======================= ==================
        0                            0.18               0.21        33                            0.38               0.45
        1                            0.18               0.21        34                            0.39               0.47
        2                            0.19               0.21        35                            0.40               0.49
        3                            0.19               0.21        36                            0.41               0.50
        4                            0.19               0.22        37                            0.43               0.52
        5                            0.19               0.22        38                            0.44               0.54
        6                            0.20               0.22        39                            0.46               0.56
        7                            0.20               0.23        40                            0.47               0.59
        8                            0.20               0.23        41                            0.49               0.61
        9                            0.21               0.24        42                            0.51               0.64
       10                            0.21               0.25        43                            0.52               0.66
       11                            0.22               0.25        44                            0.54               0.69
       12                            0.22               0.26        45                            0.56               0.72
       13                            0.23               0.26        46                            0.58               0.75
       14                            0.23               0.27        47                            0.61               0.78
       15                            0.24               0.28        48                            0.63               0.82
       16                            0.24               0.28        49                            0.65               0.85
       17                            0.25               0.29        50                            0.68               0.89
       18                            0.25               0.30        51                            0.71               0.93
       19                            0.26               0.30        52                            0.73               0.97
       20                            0.26               0.31        53                            0.76               1.02
       21                            0.27               0.32        54                            0.80               1.07
       22                            0.28               0.33        55                            0.83               1.12
       23                            0.28               0.33        56                            0.86               1.17
       24                            0.29               0.34        57                            0.90               1.23
       25                            0.30               0.35        58                            0.94               1.25
       26                            0.31               0.36        59                            0.98               1.25
       27                            0.32               0.37        60                            1.03               1.25
       28                            0.32               0.38        61                            1.08               1.25
       29                            0.33               0.40        62                            1.13               1.25
       30                            0.34               0.41        63                            1.19               1.25
       31                            0.35               0.42      64 - 85                         1.25               1.25
       32                            0.36               0.44
----------------- -----------------------  -----------------  ---------------  ----------------------- ------------------


*Also applicable on the Increase Amount during the first 5 years following an applied for increase in Face Amount.

                                   Polaris VUL

                       Table of Initial Surrender Charges

                            Per $1,000 of Face Amount

                                      Male

Issue Age              Nonsmoker*              Smoker         Issue                 Nonsmoker*              Smoker
                                                               Age

================= ====================  ====================  ===============  ===================== ====================
        0                          N/A                 11.76        29                         15.53                18.42
        1                          N/A                 11.76        30                         15.86                18.90
        2                          N/A                 11.91        31                         16.22                19.40
        3                          N/A                 12.07        32                         16.51                19.86
        4                          N/A                 12.16        33                         16.92                20.44
        5                          N/A                 12.34        34                         17.26                20.96
        6                          N/A                 12.52        35                         17.64                21.53
        7                          N/A                 12.65        36                         18.13                22.22
        8                          N/A                 12.86        37                         18.57                22.88
        9                          N/A                 13.00        38                         19.04                23.57
       10                          N/A                 13.16        39                         19.54                24.32
       11                          N/A                 13.41        40                         20.01                25.04
       12                          N/A                 13.60        41                         20.59                25.88
       13                          N/A                 13.87        42                         21.13                26.70
       14                          N/A                 14.06        43                         21.80                27.66
       15                        12.61                 14.26        44                         22.44                28.60
       16                        12.82                 14.54        45                         23.12                29.60
       17                        12.94                 14.74        46                         23.86                30.67
       18                        13.08                 14.95        47                         24.67                31.82
       19                        13.31                 15.24        48                         25.44                32.95
       20                        13.46                 15.46        49                         26.39                34.26
       21                        13.62                 15.70        50                         27.30                34.34
       22                        13.80                 15.96        51                         28.31                34.34
       23                        14.08                 16.31        52                         29.41                34.34
       24                        14.28                 16.61        53                         30.51                34.34
       25                        14.51                 16.93        54                         31.71                34.34
       26                        14.75                 17.29        55                         33.01                34.34
       27                        15.02                 17.66       56-85                       34.34                34.34
       28                        15.31                 18.07
----------------- --------------------  --------------------  ---------------  --------------------- --------------------

 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   Polaris VUL

                       Table of Initial Surrender Charges

                            Per $1,000 of Face Amount

                                     Female

     Issue Age            Nonsmoker*              Smoker         Issue                Nonsmoker*             Smoker
                                                                 Age

===================  ====================  ===================== =============== ==================== ====================
         0                            N/A                  11.02       31                       15.38                16.99
         1                            N/A                  11.04       32                       15.70                17.36
         2                            N/A                  11.07       33                       15.94                17.69
         3                            N/A                  11.20       34                       16.29                18.12
         4                            N/A                  11.32       35                       16.66                18.58
         5                            N/A                  11.46       36                       17.05                19.07
         6                            N/A                  11.52       37                       17.38                19.49
         7                            N/A                  11.67       38                       17.83                20.04
         8                            N/A                  11.83       39                       18.22                20.52
         9                            N/A                  11.91       40                       18.72                21.13
        10                            N/A                  12.09       41                       19.16                21.68
        11                            N/A                  12.18       42                       19.63                22.26
        12                            N/A                  12.38       43                       20.22                22.95
        13                            N/A                  12.49       44                       20.76                23.60
        14                            N/A                  12.71       45                       21.33                24.29
        15                          12.05                  12.84       46                       21.95                25.02
        16                          12.24                  13.06       47                       22.52                25.70
        17                          12.35                  13.20       48                       23.23                26.52
        18                          12.55                  13.45       49                       23.99                27.40
        19                          12.68                  13.61       50                       24.70                28.25
        20                          12.89                  13.88       51                       25.49                29.15
        21                          13.04                  14.06       52                       26.42                30.21
        22                          13.20                  14.26       53                       27.32                31.25
        23                          13.45                  14.57       54                       28.22                32.27
        24                          13.63                  14.80       55                       29.27                33.46
        25                          13.82                  15.04       56                       30.40                34.34
        26                          14.03                  15.30       57                       31.53                34.34
        27                          14.25                  15.59       58                       32.76                34.34
        28                          14.58                  15.96       59                       34.12                34.34
        29                          14.83                  16.28      60-85                     34.34                34.34
        30                          15.10                  16.62
-------------------  --------------------  --------------------- --------------- -------------------- --------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS

                             As of December 31, 1999

                                 Inception Since

                                                            Date     1 Year      3 Years    5 Years   10 Years   Inception
                                                           ----     ------      -------    -------   --------   ---------
Alliance Variable Products Series Fund

Alliance Capital Management L.P.

Growth Portfolio                                            9/15/94   33.27%      29.88%     30.14%        N/A     29.47%
Growth and Income Portfolio                                 1/14/91   10.37%      19.06%     22.78%        N/A     14.44%
High-Yield Portfolio                                       10/27/97   -3.46%        N/A        N/A         N/A     -2.40%
International Portfolio                                    12/28/92   38.98%      15.88%     12.05%        N/A     12.17%
Premier Growth Portfolio                                    6/26/92   31.13%      36.59%     25.99%        N/A     19.62%
Real Estate Portfolio                                       1/9/97    -5.96%        N/A        N/A         N/A     -2.67%
Technology Portfolio                                        1/11/96   74.14%      43.95%       N/A         N/A     34.69%
Total Return Portfolio                                     12/28/92    5.57%      11.95%     14.13%        N/A     10.25%
Utility Income Portfolio                                    5/10/94   18.33%      21.15%     17.34%        N/A     15.03%

Anchor Series Trust

Wellington Management Company, LLP

Capital Appreciation Portfolio                              3/23/87   67.58%      36.95%     34.03%      23.57%    20.08%
Government and Quality Bond Portfolio                       9/5/84    -1.65%       5.56%      7.64%       7.44%     9.04%

Dreyfus Stock Index Fund

Dreyfus Corporation and Mellon Equity Associates

Dreyfus Stock Index Fund                                    9/29/89   19.52%      26.02%     26.42%      16.41%    16.19%

Dreyfus Variable Investment Fund

The Dreyfus Corporation

Small Company Stock Portfolio                               4/30/96    9.61%       7.22%       N/A         N/A      8.13%

Fidelity Variable Insurance Products Fund

Fidelity Management & Research Company

VIP Growth Portfolio: Initial Class                         10/9/86   36.21%      32.08%     28.54%      18.84%    17.70%
VIP High Income Portfolio: Initial Class                    9/19/85    7.19%       5.82%      9.84%      11.39%     9.88%
VIP Money Market Portfolio: Initial Class                   4/1/82     4.23%       4.43%      4.43%       4.29%     5.73%

Fidelity Variable Insurance Products Fund II

Fidelity Management & Research Company

VIP II Asset Manager: Growth Portfolio: Initial Class       9/6/89    10.10%      14.58%     14.58%      12.12%    11.79%
VIP II Contrafund(R)Portfolio: Initial Class                 1/3/95    23.14%      23.28%     25.27%        N/A     25.27%
VIP II Investment Grade Bond Portfolio: Initial Class       12/5/88   -1.94%       4.57%      6.33%       6.22%     6.50%


                                       B-1






                                                           Inception                                                Since
                                                             Date     1 Year      3 Years    5 Years   10 Years   Inception
                                                             ----     ------      -------    -------   --------   ---------

Goldman Sachs Variable Insurance Trust

Goldman Sachs Asset Management/
Goldman Sachs Asset Management International

Capital Growth Fund                                         4/30/98   27.13%        N/A        N/A        N/A      24.43%
Global Income Fund                                          1/12/98   -1.01%        N/A        N/A        N/A       3.59%
Mid Cap Value Fund                                          5/1/98    -0.95%        N/A        N/A        N/A      -8.87%

Neuberger Berman Advisers Management Trust

Neuberger Berman Management Inc.

AMT Partners Portfolio                                      3/22/94    7.37%      13.67%     21.03%       N/A      17.47%
AMT Limited Maturity Bond Portfolio                         9/10/84    1.48%       4.18%      5.52%      5.86%      7.46%

SunAmerica Series Trust

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio                              10/28/94   16.11%      21.05%     24.92%       N/A      23.75%

SunAmerica Asset Management Corp.

"Dogs" of Wall Street Portfolio                             4/1/98    -7.08%        N/A        N/A        N/A      -4.64%
SunAmerica Balanced Portfolio                               6/3/96    21.40%      23.48%       N/A        N/A      22.67%

Franklin Templeton Variable Insurance Products Trust (VIP)
Templeton Asset Management Ltd.
Templeton Developing Markets Fund - Class 1(1)              3/1/96    53.84%      -4.87%       N/A        N/A      -5.30%
Templeton Investment Counsel, Inc.

Templeton Asset Allocation Fund - Class 1                   8/24/88   22.86%      14.74%     17.08%     13.08%     12.94%
Templeton International Securities Fund - Class 1           5/1/92    23.61%      15.49%     17.21%       N/A      15.36%


(1)  Past reductions by the manager increased returns.

This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

                                  [Back cover]

The Securities and Exchange Commission maintains a web site at http://www.sec.gov that contains additional information about AIG Life Insurance Company, Variable Account II, and the policy, which may be of interest to you. The web site also contains additional information about the policy's variable investment options.

Investment Company Act File Number 811-4687

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

AIG Life Insurance Company represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures.

     Written consents of the following persons:

         Kenneth D. Walma
         Jorden Burt Cicchetti Berenson & Johnson LLP
         Michael Burns
         PricewaterhouseCoopers, LLP
         Powers of Attorney

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

     (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

     (2)  N/A

     (3) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 15, 1989;*

     (4)  N/A

     (5)  (a)  Form  of  Flexible   Premium   Variable  Life  Insurance   Policy
          (1VUL1294)*

          (b)  Form  of  Group   Flexible   Variable   Universal   Life   Policy
               (11GVUL0597)*

          (c) Form of Certificate of Group Flexible Variable Universal Life (16GVUL0597)*

          (d)  Form  of  Group   Flexible   Variable   Life   Insurance   Policy
               (11GVULD997)**

          (e) Form of Certificate of Group Flexible Variable Universal Life (16GVULD997)**

     (6) (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991;*

          (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

          (c) Restated Certificate of Incorporation, of AIG Life Insurance Company, dated December 31, 1991. The original Certificate of Incorporation was filed in Pennsylvania on June 18, 1962*

          (d)  Restated By-Laws of AIG Life Insurance Company,  dated March 2000
               ****

     (7)  N/A

     (8)  (a) Powers of Attorney;***

          (b)  Power  of  Attorney   of  Paul  S.  Bell(1);

          (c)  Power of Attorney  of Michele L.  Abruzzo(2);

          (d)  Power of Attorney of Robinson K. Nottingham(2);

          (e)  Power of Attorney of Edmund  Sze-Wing  Tse(2);

          (f)  Power of Attorney  of  Elizabeth  M. Tuck(3);

          (g)  Power of Attorney of John Oehmke(3)

     (9)  N/A

     (10) (a) Form of Life Insurance Application (14APP0396)*

          (b)  Form of Supplemental Application (14SGVUL0597NJ)*

          (c)  Form of Group Life Insurance Application (14GAPP0397NJ)*

          (d)  Form of Group Life Insurance Application (14GVAPP997)**

     (11) Code of Ethics.

           N/A

2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.   Consent of Actuary.

4.   N/A

5. Consent of Independent Certified Public Accountants (filed electronically herewith).

6. Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith).

7.   Memorandum Regarding Administrative Procedures.*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90684), dated October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on Form S-6 (File No. 333-34199), dated March 13, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90684), dated May 1, 1997.

**** Incorporated by reference to Registrant's Post-Effective Amendment, No 15 filed on Form N-4 (File No. 33-39171), dated April 28,2000.

(1) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

(2) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

(3) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-31972) filed on March 8, 2000.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2000.

                                            VARIABLE ACOUNT II
                                            -------------------------------
                                                     (Registrant)

                                            By: AIG LIFE INSURANCE COMPANY
                                            --------------------------------
                                                     (Sponsor)

                                            By: /s/ Kenneth D. Walma
                                            --------------------------------
                                            Kenneth D. Walma, Vice President and
                                            General Counsel

Pursuant  to  the   requirements  of  the  Securities  and  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title               Date

Michele L. Abruzzo*                 Director            May 1, 2000
------------------
/s/ Michele L. Abruzzo

Paul S. Bell*                       Director            May 1, 2000
------------------
/s/ Paul Bell

Maurice R. Greenberg*               Director            May 1, 2000
------------------
/s/ Maurice R. Greenberg


Edward Easton Matthews*             Director            May 1, 2000
------------------
/s/ Edward Easton Matthews

Jerome T. Muldowney*                Director            May 1, 2000
------------------
/s/ Jerome T. Muldowney

Robinson K. Nottingham*             Director            May 1, 2000
------------------
/s/ Robinson K. Nottingham

John Oehmke*                        Chief Financial     May 1, 2000
____________________                Officer
/s/ John Oehmke

Nicholas A. O'Kulich*               Director            May 1, 2000
------------------
/s/ Nicholas A. O'Kulich

Howard Ian Smith*                   Director            May 1, 2000
------------------
/s/ Howard Ian Smith

Edmund Sze-Wing Tse*                Director            May 1, 2000
------------------
/s/ Edmund Sze-Wing Tse

Elizabeth M. Tuck*                  Secretary           May 1, 2000
------------------
/s/ Elizabeth M. Tuck

Gerald Walter Wyndorf*              Director            May 1, 2000
------------------
/s/ Gerald Walter Wyndorf

By:/s/ Kenneth D. Walma

     Kenneth D. Walma
     Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT

2.       Opinion of Counsel

3.       Consent of Actuary

5.       Consent of Independent Accountants

6.       Consent of JordenBurt